Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Capital Markets-0.47%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	414,000	$7,611,915
Diversified Financial Services-0.00%
Zhengqi Financial Holding Corp., Rts., TBA (China)(b)(c)	122,862	0
Electrical Equipment-0.74%
East Group Co. Ltd., A Shares (China)	1,594,700	1,651,273
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	768,118	4,327,559
Sieyuan Electric Co. Ltd., A Shares (China)	585,320	1,893,448
Suzhou Anjie Technology Co. Ltd., A Shares (China)(b)	488,400	1,189,855
Topsec Technologies Group, Inc., A Shares (China)(b)	902,100	2,900,046
		11,962,181
Electronic Equipment, Instruments & Components-16.08%
All Winner Technology Co. Ltd., A Shares (China)	218,123	970,291
Avary Holding Shenzhen Co. Ltd., A Shares (China)	635,556	3,954,518
BOE Technology Group Co. Ltd., A Shares (China)	26,071,774	24,938,640
BOE Technology Group Co. Ltd., B Shares (China)	10,296,439	5,298,373
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	1,399,090	8,460,631
Guangdong Ellington Electronics Technology Co. Ltd., A Shares (China)	521,700	539,400
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	183,160	3,866,863
Hangzhou Century Co. Ltd., A Shares (China)	669,260	771,729
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	1,265,300	3,041,436
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,957,900	1,912,201
Lingyi iTech Guangdong Co., A Shares (China)	5,426,500	8,659,487
Maxscend Microelectronics Co. Ltd., A Shares (China)	123,940	12,123,898
OFILM Group Co. Ltd., A Shares (China)	2,088,573	3,323,200
Shengyi Technology Co. Ltd., A Shares (China)	1,752,519	6,919,694
Shennan Circuits Co. Ltd., A Shares (China)	136,264	2,263,896
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	700,700	2,826,313
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	275,820	1,124,489
Sunny Optical Technology Group Co. Ltd. (China)	5,435,942	143,157,187
Tianma Microelectronics Co. Ltd., A Shares (China)	1,776,927	4,411,514
Unisplendour Corp. Ltd., A Shares (China)	1,022,258	3,256,264
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	632,700	1,623,664
Westone Information Industry, Inc., A Shares (China)	645,500	1,695,477
Wuhan Guide Infrared Co. Ltd., A Shares (China)	1,225,779	8,088,001
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,327,900	$3,526,926
Xiamen Meiya Pico Information Co. Ltd., A Shares (China)	620,080	1,806,263
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	937,470	1,552,583
		260,112,938
Entertainment-5.18%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	534,600	1,338,817
Tencent Music Entertainment Group, ADR (China)(b)	3,099,938	82,458,351
		83,797,168
Health Care Technology-0.24%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,642,929	3,872,865
Interactive Media & Services-33.01%
Autohome, Inc., ADR (China)	587,417	64,750,976
Baidu, Inc., ADR (China)(b)	719,806	169,168,806
JOYY, Inc., ADR (China)(d)	587,652	54,087,490
Momo, Inc., ADR (China)	1,705,658	26,062,454
SINA Corp. (China)(b)(d)	561,130	23,466,457
Tencent Holdings Ltd. (China)	1,912,249	168,071,048
Weibo Corp., ADR (China)(b)	624,747	28,475,968
		534,083,199
Internet & Direct Marketing Retail-10.34%
Dada Nexus Ltd., ADR (China)(b)(d)	222,369	9,192,734
Meituan Dianping, B Shares (China)(b)(d)	3,444,509	158,057,778
		167,250,512
IT Services-7.49%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	1,188,300	3,016,363
Beijing Ultrapower Software Co. Ltd., A Shares (China)(b)	1,509,900	1,023,614
China TransInfo Technology Co. Ltd., A Shares (China)	782,671	2,156,319
DHC Software Co. Ltd., A Shares (China)	2,398,700	2,758,535
Doushen Beijing Education & Technology, Inc., A Shares (China)(b)	668,500	962,272
GDS Holdings Ltd., ADR (China)(b)(d)	637,069	65,974,866
Kingsoft Cloud Holdings Ltd., ADR (China)(b)	379,476	19,076,259
Taiji Computer Corp. Ltd., A Shares (China)	444,873	1,629,851
TravelSky Technology Ltd., H Shares (China)	10,256,355	22,909,918
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,874,045	1,743,284
		121,251,281
Machinery-0.30%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	733,700	4,867,258
Media-2.71%
China Literature Ltd. (China)(b)(d)(e)	2,363,941	22,560,616
Focus Media Information Technology Co. Ltd., A Shares (China)	11,301,119	18,996,123
People.cn Co. Ltd., A Shares (China)	851,200	2,300,327
		43,857,066
Metals & Mining-0.21%
Shenghe Resources Holding Co. Ltd., A Shares (China)(b)	1,351,109	3,368,989
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Pharmaceuticals-0.00%
Anxin-China Holdings Ltd. (China)(b)(c)	2,144,054	$0
Real Estate Management & Development-0.08%
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	747,785	1,315,985
Semiconductors & Semiconductor Equipment-10.68%
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	362,503	10,211,668
Hua Hong Semiconductor Ltd. (China)(b)(d)(e)	4,263,080	25,703,230
LONGi Green Energy Technology Co. Ltd., A Shares (China)	2,904,132	48,343,765
NAURA Technology Group Co. Ltd., A Shares (China)	381,357	11,828,867
Sanan Optoelectronics Co. Ltd., A Shares (China)	3,448,815	15,784,649
SG Micro Corp., A Shares (China)	119,650	5,620,631
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	138,100	2,981,607
Shenzhen SC New Energy Technology Corp., A Shares (China)	220,918	4,559,374
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares (China)	2,335,325	9,853,418
Tianshui Huatian Technology Co. Ltd., A Shares (China)	2,109,600	4,633,362
TongFu Microelectronics Co. Ltd., A Shares (China)(b)	888,300	3,774,120
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	467,300	8,741,623
Will Semiconductor Co. Ltd., A Shares (China)	464,659	20,825,797
		172,862,111
Software-10.96%
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)	500,600	2,126,124
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)	813,500	1,193,657
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	822,123	4,256,441
China National Software & Service Co. Ltd., A Shares (China)	380,900	3,687,669
Glodon Co. Ltd., A Shares (China)	417,925	5,368,960
Hundsun Technologies, Inc., A Shares (China)	803,897	12,085,580
Iflytek Co. Ltd., A Shares (China)	1,692,750	12,248,648
Kingdee International Software Group Co. Ltd. (China)(b)(d)	17,266,331	69,699,073
Link Motion, Inc., ADR (China)(b)(c)	367,331	0
National Agricultural Holdings Ltd., ADR (Hong Kong)(c)	534,446	0
Newland Digital Technology Co. Ltd., A Shares (China)	809,600	1,629,024
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	570,800	1,198,885
OneConnect Financial Technology Co. Ltd., ADR (China)(b)(d)	556,885	11,427,280
	Shares	Value
Software-(continued)
Sangfor Technologies, Inc., A Shares (China)	111,605	$5,135,613
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	2,579,900	694,810
Shanghai Baosight Software Co. Ltd., A Shares (China)	405,493	4,178,697
Shanghai Baosight Software Co. Ltd., B Shares (China)	3,271,510	13,877,745
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	544,300	1,316,773
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	662,700	1,535,509
Sinosoft Co. Ltd., A Shares (China)	116,600	651,147
Thunder Software Technology Co. Ltd., A Shares (China)	290,900	6,628,187
Venustech Group, Inc., A Shares (China)	333,874	1,711,022
Yonyou Network Technology Co. Ltd., A Shares (China)	2,501,304	16,682,329
		177,333,173
Technology Hardware, Storage & Peripherals-1.43%
China Greatwall Technology Group Co. Ltd., A Shares (China)	2,254,346	6,043,411
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	1,109,558	4,456,574
Legend Holdings Corp., H Shares (China)(e)	5,674,894	9,016,772
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	1,132,917	3,626,288
		23,143,045
Total Common Stocks & Other Equity Interests (Cost $1,114,697,545)		1,616,689,686

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $2,414,858)	2,414,858	2,414,858
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,117,112,403)		1,619,104,544
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.45%
Invesco Private Government Fund, 0.01%(f)(g)(h)	34,299,097	34,299,097
Invesco Private Prime Fund, 0.11%(f)(g)(h)	53,920,826	53,942,395
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,241,129)		88,241,492
TOTAL INVESTMENTS IN SECURITIES-105.52% (Cost $1,205,353,532)		1,707,346,036
OTHER ASSETS LESS LIABILITIES-(5.52)%		(89,349,578)
NET ASSETS-100.00%		$1,617,996,458

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2021.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $57,280,618, which represented 3.54% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$40,369,902	$(37,955,044)	$-	$-	$2,414,858	$153
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,604,027	141,797,633	(118,102,563)	-	-	34,299,097	1,877*
Invesco Private Prime Fund	15,906,040	168,897,856	(130,868,050)	363	6,186	53,942,395	16,957*
Total	$26,510,067	$351,065,391	$(286,925,657)	$363	$6,186	$90,656,350	$18,987

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.92%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.27%
Australia-4.55%
Afterpay Ltd.(a)	19,452	$2,016,307
Fortescue Metals Group Ltd.	72,444	1,211,146
Ramsay Health Care Ltd.	116,951	5,650,340
		8,877,793
Austria-0.63%
Verbund AG	13,595	1,228,833
Belgium-0.63%
Sofina S.A.	3,776	1,224,853
Canada-14.91%
Algonquin Power & Utilities Corp.	80,882	1,349,247
Alimentation Couche-Tard, Inc., Class B	63,936	1,951,939
Ballard Power Systems, Inc.(a)(b)	60,242	2,062,220
Boyd Group Services, Inc.	32,972	6,119,481
Canadian National Railway Co.	27,263	2,764,182
Canadian Pacific Railway Ltd.	3,048	1,025,123
Constellation Software, Inc.	4,021	4,903,388
Descartes Systems Group, Inc. (The)(a)	63,264	3,861,855
Dollarama, Inc.	31,566	1,235,261
FirstService Corp.	7,474	1,022,003
Northland Power, Inc.	30,851	1,131,449
Royal Bank of Canada(b)	16,803	1,361,392
Topicus.com, Inc.(a)(c)	7,184	281,185
		29,068,725
Denmark-5.28%
GN Store Nord A/S	40,521	3,110,890
Orsted A/S(d)	5,430	1,035,088
Royal Unibrew A/S	46,292	4,594,417
SimCorp A/S	11,933	1,553,512
		10,293,907
Finland-3.23%
Huhtamaki OYJ	21,543	1,060,514
Neste OYJ	34,705	2,457,267
Sampo OYJ, Class A	65,953	2,778,782
		6,296,563
France-5.16%
Dassault Systemes SE	5,624	1,125,671
Hermes International	989	1,012,415
Kering S.A.	2,095	1,378,490
LVMH Moet Hennessy Louis Vuitton SE	1,914	1,158,707
Safran S.A.(a)	8,538	1,079,811
SOITEC(a)	12,659	2,552,985
Teleperformance	5,359	1,759,178
		10,067,257
Germany-3.45%
adidas AG(a)	7,916	2,519,694
HelloFresh SE(a)	19,327	1,638,931
Puma SE(a)	10,103	991,505
TAG Immobilien AG	51,173	1,577,878
		6,728,008
Israel-1.71%
Nice Ltd.(a)	12,834	3,330,657
Italy-2.91%
Davide Campari-Milano N.V.	88,838	957,981
Recordati Industria Chimica e Farmaceutica S.p.A.	90,781	4,711,585
		5,669,566
	Shares	Value
Japan-17.07%
Advantest Corp.	18,300	$1,449,038
Bandai Namco Holdings, Inc.	11,600	990,645
Capcom Co. Ltd.	16,200	1,019,705
Daifuku Co. Ltd.	23,898	2,723,178
Daiichi Sankyo Co. Ltd.	33,400	1,073,509
Daikin Industries Ltd.	4,990	1,053,574
Disco Corp.	3,200	1,040,737
Hoya Corp.	7,900	1,010,750
Keyence Corp.	2,910	1,560,413
Kikkoman Corp.	16,200	1,141,946
Lasertec Corp.	41,000	5,502,173
M3, Inc.	12,600	1,060,400
MISUMI Group, Inc.	31,970	1,039,762
Nexon Co. Ltd.	63,572	1,933,968
Nidec Corp.	9,100	1,203,830
Nissan Chemical Corp.	17,700	1,007,613
Nomura Research Institute Ltd.	29,700	1,002,813
Obic Co. Ltd.	7,034	1,320,870
Oriental Land Co. Ltd.	10,100	1,577,296
SMC Corp.	1,600	968,298
Sony Corp.	11,748	1,127,727
Tokyo Electron Ltd.	3,822	1,453,305
Yamaha Corp.	18,000	1,012,656
		33,274,206
Luxembourg-1.13%
Eurofins Scientific SE(a)	22,962	2,208,849
Netherlands-7.52%
Adyen N.V.(a)(d)	433	904,546
Argenx SE(a)	13,207	3,870,101
ASM International N.V.	17,320	4,444,088
ASML Holding N.V.	8,259	4,409,382
Koninklijke Ahold Delhaize N.V.	36,417	1,043,693
		14,671,810
New Zealand-0.69%
Xero Ltd.(a)	13,462	1,341,598
South Korea-2.34%
Celltrion Healthcare Co. Ltd.(a)	6,463	830,264
Kakao Corp.(a)	2,905	1,145,275
Samsung Electronics Co. Ltd.	15,928	1,167,617
Samsung SDI Co. Ltd.	2,155	1,414,062
		4,557,218
Sweden-8.59%
Assa Abloy AB, Class B	41,768	1,038,365
Atlas Copco AB, Class A	22,067	1,206,320
Evolution Gaming Group AB(d)	22,498	2,202,660
Fastighets AB Balder, Class B(a)	90,286	4,545,432
Hexagon AB, Class B	23,678	2,080,571
Indutrade AB(a)	90,356	1,863,402
Investor AB, Class B	17,228	1,270,610
Nibe Industrier AB, Class B	39,187	1,314,771
Svenska Cellulosa AB S.C.A., Class B(a)	68,794	1,217,648
		16,739,779
Switzerland-10.53%
Belimo Holding AG	365	2,818,739
EMS-Chemie Holding AG	1,662	1,571,203
Geberit AG	4,301	2,637,843
Kuehne + Nagel International AG	19,108	4,362,449
Partners Group Holding AG	1,704	2,019,860
SGS S.A.	783	2,384,383
See accompanying notes which are an integral part of this schedule.

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Switzerland-(continued)
Sika AG	6,860	$1,869,227
Sonova Holding AG, Class A(a)	6,919	1,675,306
Straumann Holding AG	1,077	1,198,066
		20,537,076
United Kingdom-9.38%
Croda International PLC(b)	39,064	3,371,982
Halma PLC	42,421	1,438,256
InterContinental Hotels Group PLC(a)	18,153	1,126,982
Intermediate Capital Group PLC	52,023	1,214,446
JD Sports Fashion PLC(a)	206,360	2,116,802
Rentokil Initial PLC(a)	147,090	1,005,073
Rightmove PLC(a)	290,157	2,387,476
Spirax-Sarco Engineering PLC	27,424	4,172,580
UNITE Group PLC (The)(a)	110,928	1,462,334
		18,295,931
United States-0.56%
Ferguson PLC	9,292	1,084,837
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $165,383,354)		195,497,466
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.09%
Invesco Private Government Fund, 0.01%(e)(f)(g)	2,406,944	$2,406,944
Invesco Private Prime Fund, 0.11%(e)(f)(g)	3,608,972	3,610,415
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,017,292)		6,017,359
TOTAL INVESTMENTS IN SECURITIES-103.36% (Cost $171,400,646)		201,514,825
OTHER ASSETS LESS LIABILITIES-(3.36)%		(6,541,941)
NET ASSETS-100.00%		$194,972,884

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $4,142,294, which represented 2.12% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,622,541	$(4,622,541)	$-	$-	$-	$5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,198,622	5,000,755	(4,792,433)	-	-	2,406,944	138*
Invesco Private Prime Fund	3,297,934	6,212,764	(5,900,543)	47	213	3,610,415	1,087*
Total	$5,496,556	$15,836,060	$(15,315,517)	$47	$213	$6,017,359	$1,230

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Brazil-7.27%
Azul S.A., Preference Shares(a)	205,000	$1,514,667
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	217,400	1,049,222
Cia Siderurgica Nacional S.A.	309,200	1,721,632
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	205,700	965,629
Duratex S.A.	285,900	1,040,493
Localiza Rent a Car S.A.	90,500	1,058,865
Magazine Luiza S.A.	242,000	1,120,077
Natura & Co. Holding S.A.(a)	131,500	1,181,627
Oi S.A.(a)	4,018,100	1,530,775
Vale S.A.	136,800	2,203,683
WEG S.A.	119,700	1,837,019
		15,223,689
Chile-0.57%
Sociedad Quimica y Minera de Chile S.A., ADR	23,243	1,183,999
China-41.78%
Airtac International Group	79,000	2,821,177
Alibaba Health Information Technology Ltd.(a)	838,000	2,626,231
ANTA Sports Products Ltd.	365,083	6,040,889
BYD Co. Ltd., H Shares(b)	91,071	2,788,325
China Mengniu Dairy Co. Ltd.(a)	237,412	1,416,110
China Merchants Bank Co. Ltd., H Shares	324,000	2,488,338
China Resources Beer Holdings Co. Ltd.	342,285	3,023,856
China Yongda Automobiles Services Holdings Ltd.	812,500	1,140,079
Chinasoft International Ltd.	1,140,000	1,387,904
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	1,619,500	1,639,582
Daqo New Energy Corp., ADR(a)	39,931	3,516,324
GCL-Poly Energy Holdings Ltd.(a)	13,922,000	4,309,188
Great Wall Motor Co. Ltd., H Shares	830,388	2,602,375
Huazhu Group Ltd., ADR	67,822	3,289,367
Kingdee International Software Group Co. Ltd.(a)	905,000	3,653,217
Li Ning Co. Ltd.	692,943	4,338,797
MicroPort Scientific Corp.	536,000	3,750,137
MMG Ltd.(a)	2,612,000	1,013,963
New Oriental Education & Technology Group, Inc., ADR(a)	24,870	4,165,725
Shenzhou International Group Holdings Ltd.	316,486	6,208,209
Silergy Corp.	28,000	2,614,767
Sunny Optical Technology Group Co. Ltd.	55,900	1,472,144
Tencent Holdings Ltd.	81,509	7,163,975
Tianneng Power International Ltd.	710,000	1,402,813
Tsingtao Brewery Co. Ltd., H Shares	120,703	1,165,179
Wuxi Biologics Cayman, Inc.(a)(c)	186,475	2,623,783
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	511,000	1,132,209
Xiaomi Corp., B Shares(a)(c)	415,600	1,565,096
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(b)	607,600	1,267,882
Xinyi Solar Holdings Ltd.	1,376,889	3,018,773
Zijin Mining Group Co. Ltd., H Shares	1,659,479	1,849,133
		87,495,547
Hungary-0.67%
OTP Bank Nyrt(a)	30,467	1,399,977
India-3.55%
HDFC Bank Ltd., ADR(a)	34,243	2,468,920
	Shares	Value
India-(continued)
ICICI Bank Ltd., ADR(a)	81,415	$1,229,367
Infosys Ltd., ADR	71,174	1,201,417
WNS (Holdings) Ltd., ADR(a)	37,658	2,529,864
		7,429,568
Indonesia-4.97%
PT Bank Central Asia Tbk	1,307,876	3,150,835
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	9,802,899	1,027,104
PT Barito Pacific Tbk(a)	13,386,751	844,424
PT Indah Kiat Pulp & Paper Corp. Tbk	1,840,329	1,692,106
PT Indo Tambangraya Megah Tbk	1,072,087	936,070
PT Pabrik Kertas Tjiwi Kimia Tbk	1,608,847	1,513,669
PT Surya Citra Media Tbk(a)	7,997,390	1,242,645
		10,406,853
Malaysia-1.15%
My EG Services Bhd.	2,684,400	1,274,965
Press Metal Aluminium Holdings Bhd.	571,400	1,129,372
		2,404,337
Mexico-2.31%
Alfa S.A.B. de C.V., Class A	1,696,919	1,082,417
Cemex S.A.B. de C.V., ADR(a)	221,640	1,269,997
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(a)	1,155,364	1,319,698
Grupo Mexico S.A.B. de C.V., Class B	268,266	1,165,203
		4,837,315
South Africa-7.51%
Anglo American Platinum Ltd.	21,323	2,150,036
Hyprop Investments Ltd.	562,250	927,091
Impala Platinum Holdings Ltd.	285,256	3,926,214
Motus Holdings Ltd.	308,945	1,263,693
Northam Platinum Ltd.(a)	174,418	2,201,010
PSG Group Ltd.	276,137	1,183,431
Sasol Ltd.(a)	250,983	2,751,017
Sibanye Stillwater Ltd., ADR	89,703	1,333,884
		15,736,376
Taiwan-28.06%
Accton Technology Corp.	519,000	4,994,929
Advantech Co. Ltd.	321,000	3,966,289
Asustek Computer, Inc.	137,000	1,401,678
Chailease Holding Co. Ltd.	300,000	1,660,566
Delta Electronics, Inc.	142,000	1,432,551
Eternal Materials Co. Ltd.	1,116,000	1,325,132
Evergreen Marine Corp. Taiwan Ltd.(a)	1,312,000	1,461,812
Feng TAY Enterprise Co. Ltd.	167,000	1,073,475
Great Wall Enterprise Co. Ltd.	1,032,700	1,779,404
HannStar Display Corp.(a)	2,481,000	1,072,051
Himax Technologies, Inc., ADR(a)(b)	225,106	2,134,005
Hiwin Technologies Corp.	102,000	1,442,443
Innolux Corp.(a)	2,285,000	1,064,878
Lien Hwa Industrial Holdings Corp.	1,644,753	2,375,868
Macronix International	844,000	1,184,508
MediaTek, Inc.	60,000	1,874,833
Novatek Microelectronics Corp.	137,000	1,927,614
Qisda Corp.	2,123,000	2,172,090
Radiant Opto-Electronics Corp.	321,000	1,318,275
Sinbon Electronics Co. Ltd.	739,000	6,624,016
TA Chen Stainless Pipe	1,297,000	1,162,564
Taiwan Semiconductor Manufacturing Co. Ltd.	249,680	5,269,561
Tatung Co. Ltd.(a)	1,146,000	1,031,308
See accompanying notes which are an integral part of this schedule.

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Taiwan-(continued)
Unimicron Technology Corp.	881,000	$2,721,418
United Microelectronics Corp.	1,234,000	2,203,375
Wan Hai Lines Ltd.	959,000	1,465,769
Winbond Electronics Corp.	1,293,000	1,221,314
Yageo Corp.	69,000	1,414,374
		58,776,100
Thailand-2.25%
Airports of Thailand PCL, NVDR	913,946	1,816,899
Banpu PCL, NVDR	3,117,928	1,083,410
KCE Electronics PCL, NVDR	985,968	1,811,835
		4,712,144
Total Common Stocks & Other Equity Interests (Cost $169,539,595)		209,605,905
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d) (Cost $47,348)	47,348	47,348
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $169,586,943)		209,653,253
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.92%
Invesco Private Government Fund, 0.01%(d)(e)(f)	771,344	$771,344
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,156,553	1,157,016
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,928,360)		1,928,360
TOTAL INVESTMENTS IN SECURITIES-101.03% (Cost $171,515,303)		211,581,613
OTHER ASSETS LESS LIABILITIES-(1.03)%		(2,155,446)
NET ASSETS-100.00%		$209,426,167

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $5,321,088, which represented 2.54% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,665,198	$(6,617,850)	$-	$-	$47,348	$13
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	777,304	5,950,011	(5,955,971)	-	-	771,344	73*
Invesco Private Prime Fund	1,165,956	8,576,479	(8,585,465)	-	46	1,157,016	577*
Total	$1,943,260	$21,191,688	$(21,159,286)	$-	$46	$1,975,708	$663

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Australia-6.64%
AGL Energy Ltd.	48,431	$426,210
AMP Ltd.	305,627	348,221
Ampol Ltd.	26,652	535,144
APA Group	56,490	424,318
Aristocrat Leisure Ltd.	9,162	218,338
ASX Ltd.	4,537	249,902
Aurizon Holdings Ltd.	137,282	389,720
Australia & New Zealand Banking Group Ltd.	161,849	2,944,276
Bank of Queensland Ltd.(a)	54,830	335,285
Bendigo & Adelaide Bank Ltd.(a)	42,356	298,978
BHP Group Ltd.	217,672	7,274,906
BHP Group PLC	139,544	3,854,476
BlueScope Steel Ltd.	47,533	605,032
Boral Ltd.	104,967	389,794
Brambles Ltd.	68,207	553,147
Challenger Ltd.	32,331	165,208
CIMIC Group Ltd.(a)(b)	9,780	185,116
Coca-Cola Amatil Ltd.	29,674	297,797
Coles Group Ltd.	75,052	1,048,598
Commonwealth Bank of Australia	75,199	4,818,230
Computershare Ltd.	19,047	210,001
Crown Resorts Ltd.	33,796	248,928
CSL Ltd.	4,062	846,834
Dexus	43,638	301,666
Downer EDI Ltd.	44,620	176,651
Fortescue Metals Group Ltd.	88,040	1,471,886
Glencore PLC(b)	1,298,942	4,395,058
Goodman Group	40,639	551,267
GPT Group (The)	83,056	275,291
GPT Group (The)(b)(c)	231,466	0
Incitec Pivot Ltd.(b)	148,245	300,276
Insurance Australia Group Ltd.(a)	163,211	607,335
JB Hi-Fi Ltd.	6,921	274,906
Lendlease Corp. Ltd.	38,211	352,102
Macquarie Group Ltd.	15,915	1,604,497
Medibank Pvt Ltd.	177,202	396,998
Metcash Ltd.	142,655	374,326
Mirvac Group	211,154	385,579
National Australia Bank Ltd.	164,590	2,972,671
Newcrest Mining Ltd.	20,755	400,018
Oil Search Ltd.	76,636	228,140
Orica Ltd.	22,565	264,196
Origin Energy Ltd.	130,970	476,307
Orora Ltd.	72,814	140,225
Qantas Airways Ltd.(b)	54,560	188,375
QBE Insurance Group Ltd.	85,772	528,443
Ramsay Health Care Ltd.	5,766	278,577
Rio Tinto Ltd.	27,566	2,333,058
Rio Tinto PLC	88,004	6,754,149
Santos Ltd.	61,282	306,091
Scentre Group	401,375	840,717
Sonic Healthcare Ltd.	19,229	507,076
South32 Ltd.	385,261	750,803
Star Entertainment Group Ltd. (The)	71,706	189,807
Stockland	165,205	564,053
Suncorp Group Ltd.	87,702	678,277
Tabcorp Holdings Ltd.	127,512	390,356
Telstra Corp. Ltd.	497,944	1,191,989
Transurban Group	55,174	560,479
Treasury Wine Estates Ltd.	26,972	207,977
Vicinity Centres	248,262	292,385
	Shares	Value
Australia-(continued)
Wesfarmers Ltd.	52,403	$2,195,661
Westpac Banking Corp.	195,786	3,174,082
Woodside Petroleum Ltd.	74,398	1,396,793
Woolworths Group Ltd.	59,447	1,863,654
		67,810,656
Austria-0.31%
ANDRITZ AG	7,002	333,464
BAWAG Group AG(b)(d)	4,708	206,254
Erste Group Bank AG(b)	23,598	723,898
OMV AG	16,842	710,828
Raiffeisen Bank International AG(b)	14,718	289,134
voestalpine AG(a)	19,633	718,427
Wienerberger AG	6,835	232,840
		3,214,845
Belgium-0.73%
Ageas	19,316	992,420
Anheuser-Busch InBev S.A./N.V.	47,352	2,990,305
Etablissements Franz Colruyt N.V.(a)	3,963	244,873
KBC Group N.V.(b)	17,771	1,246,175
Proximus SADP	13,943	294,406
Solvay S.A., Class A	6,956	794,718
UCB S.A.	3,921	407,385
Umicore S.A.	9,415	534,969
		7,505,251
Brazil-0.10%
Yara International ASA	21,290	996,924
Canada-7.20%
Agnico Eagle Mines Ltd.	5,797	405,102
Air Canada(b)	11,265	176,543
Algonquin Power & Utilities Corp.	14,437	240,833
Alimentation Couche-Tard, Inc., Class B	35,477	1,083,098
AltaGas Ltd.	20,741	308,326
ARC Resources Ltd.	63,906	295,655
Atco Ltd., Class I	6,281	180,005
Bank of Montreal(a)	43,595	3,246,120
Bank of Nova Scotia (The)	88,339	4,716,208
Barrick Gold Corp.	33,235	743,036
BCE, Inc.	18,666	792,551
Bombardier, Inc., Class B(b)	281,519	134,429
Brookfield Asset Management, Inc., Class A	49,585	1,923,313
CAE, Inc.	6,446	145,779
Cameco Corp.	26,707	332,622
Canadian Apartment Properties REIT	5,113	204,928
Canadian Imperial Bank of Commerce	32,667	2,786,841
Canadian National Railway Co.	18,726	1,898,620
Canadian Natural Resources Ltd.	77,377	1,749,909
Canadian Pacific Railway Ltd.	2,626	883,193
Canadian Tire Corp. Ltd., Class A(a)	4,541	589,411
Canadian Utilities Ltd., Class A	6,854	169,600
Capital Power Corp.	6,802	194,244
CCL Industries, Inc., Class B	5,329	244,747
Celestica, Inc.(b)	25,020	203,106
Cenovus Energy, Inc.	151,487	895,320
CGI, Inc., Class A(b)	7,873	631,714
CI Financial Corp.	15,975	198,585
Constellation Software, Inc.	178	217,061
Crescent Point Energy Corp.	191,813	528,539
Emera, Inc.(a)	11,812	494,413
Empire Co. Ltd., Class A	14,719	407,078
Enbridge, Inc.	88,870	2,988,653
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Canada-(continued)
Fairfax Financial Holdings Ltd.	1,777	$645,337
Finning International, Inc.	12,639	264,168
Fortis, Inc.	19,648	795,487
Franco-Nevada Corp.	2,151	256,497
George Weston Ltd.	5,918	428,800
Gibson Energy, Inc.	10,953	166,081
Gildan Activewear, Inc.	7,942	198,635
Great-West Lifeco, Inc.	23,590	539,221
H&R REIT	24,559	233,776
Hydro One Ltd.(d)	17,878	414,674
iA Financial Corp., Inc.	7,745	345,462
IGM Financial, Inc.	5,974	158,487
Imperial Oil Ltd.	19,843	377,925
Intact Financial Corp.	4,539	500,997
Inter Pipeline Ltd.	29,274	294,012
Keyera Corp.	11,210	210,783
Kinross Gold Corp.	58,061	405,875
Linamar Corp.	6,404	327,256
Loblaw Cos. Ltd.	12,155	587,554
Magna International, Inc.	33,099	2,333,474
Manulife Financial Corp.	159,498	2,885,435
MEG Energy Corp.(b)	35,952	119,892
Methanex Corp.	7,399	245,349
Metro, Inc.	10,745	464,976
National Bank of Canada	17,857	1,004,644
Nutrien Ltd.	38,794	1,912,596
Onex Corp.	5,968	316,375
Open Text Corp.	6,156	276,031
Parkland Corp.	7,713	231,671
Pembina Pipeline Corp.	21,131	556,788
Power Corp. of Canada	46,997	1,095,229
Restaurant Brands International, Inc.	4,055	234,136
RioCan REIT(a)	19,312	257,453
Rogers Communications, Inc., Class B	19,712	890,508
Royal Bank of Canada(a)	77,458	6,275,708
Saputo, Inc.	9,742	255,704
Seven Generations Energy Ltd., Class A(b)	42,136	202,525
Shaw Communications, Inc., Class B	30,674	526,821
SmartCentres REIT(a)	7,684	141,535
SNC-Lavalin Group, Inc.(a)	15,977	264,772
Sun Life Financial, Inc.	34,531	1,597,544
Suncor Energy, Inc.	114,939	1,924,573
TC Energy Corp.	36,432	1,563,144
Teck Resources Ltd., Class B	88,036	1,609,864
TELUS Corp.	23,920	494,148
TFI International, Inc.	5,018	333,656
Thomson Reuters Corp.	6,811	555,938
Toronto-Dominion Bank (The)	100,847	5,720,281
Tourmaline Oil Corp.	33,611	479,387
TransAlta Corp.	26,718	234,667
Vermilion Energy, Inc.	18,947	83,059
West Fraser Timber Co. Ltd.	4,536	290,955
Wheaton Precious Metals Corp.	8,105	333,222
Whitecap Resources, Inc.(a)	54,731	196,225
WSP Global, Inc.	3,857	359,598
Yamana Gold, Inc.	36,906	172,475
		73,600,967
Chile-0.08%
Antofagasta PLC(a)	22,162	435,190
Lundin Mining Corp.	42,629	380,423
		815,613
	Shares	Value
China-0.28%
AAC Technologies Holdings, Inc.(a)	28,271	$153,681
BOC Hong Kong Holdings Ltd.	228,483	683,635
China Mengniu Dairy Co. Ltd.(b)	73,082	435,918
Lenovo Group Ltd.	781,030	919,647
Want Want China Holdings Ltd.	244,399	175,880
Wilmar International Ltd.	119,137	473,101
		2,841,862
Denmark-1.13%
AP Moller - Maersk A/S, Class A	459	873,465
AP Moller - Maersk A/S, Class B(a)	693	1,439,882
Carlsberg A/S, Class B	3,660	538,179
Coloplast A/S, Class B	2,018	302,403
Danske Bank A/S(b)	81,035	1,393,161
DSV Panalpina A/S(a)	3,109	487,324
ISS A/S(a)(b)	22,908	396,643
Jyske Bank A/S(b)	6,330	238,849
Novo Nordisk A/S, Class B	36,048	2,504,871
Novozymes A/S, Class B	4,064	245,088
Orsted A/S(d)	4,539	865,242
Pandora A/S	7,877	763,253
Vestas Wind Systems A/S	6,783	1,478,034
		11,526,394
Finland-1.37%
Elisa OYJ	4,858	289,670
Fortum OYJ	29,602	718,730
Huhtamaki OYJ	4,178	205,674
Kesko OYJ, Class B	18,892	491,171
Kone OYJ, Class B	13,073	1,031,085
Konecranes OYJ(b)	5,490	200,494
Metso Outotec OYJ(a)	28,108	281,724
Neles OYJ(a)	6,446	83,246
Neste OYJ	11,785	834,430
Nokia OYJ(b)	445,274	2,144,380
Nokian Renkaat OYJ	10,271	377,592
Nordea Bank Abp(b)	353,378	2,880,302
Orion OYJ, Class B	4,073	187,243
Outokumpu OYJ(a)(b)	58,044	271,282
Sampo OYJ, Class A	34,338	1,446,755
Stora Enso OYJ, Class R	48,336	880,852
UPM-Kymmene OYJ	36,253	1,298,852
Wartsila OYJ Abp	33,637	331,257
		13,954,739
France-9.22%
Accor S.A.(b)	9,639	325,901
Aeroports de Paris(b)	1,106	127,650
Air France-KLM(a)(b)	72,381	429,038
Air Liquide S.A.	16,081	2,637,471
Airbus SE(b)	18,060	1,825,500
Alstom S.A.(b)	6,534	356,106
Amundi S.A.(b)(d)	2,627	195,961
Arkema S.A.	5,984	665,202
Atos SE(b)	5,970	460,418
AXA S.A.	245,128	5,449,853
BNP Paribas S.A.(b)	140,605	6,795,264
Bollore S.A.	57,368	233,204
Bouygues S.A.	25,531	1,005,592
Bureau Veritas S.A.(b)	10,255	270,231
Capgemini SE	6,924	1,005,231
Carrefour S.A.	93,760	1,593,588
Casino Guichard Perrachon S.A.(a)(b)	14,537	494,508

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
France-(continued)
Cie de Saint-Gobain(b)	61,302	$3,059,468
Cie Generale des Etablissements Michelin S.C.A.	16,085	2,225,797
CNP Assurances(b)	18,546	282,095
Covivio	2,454	202,286
Credit Agricole S.A.(b)	133,801	1,524,765
Danone S.A.	28,285	1,888,616
Dassault Systemes SE	1,305	261,202
Edenred	4,315	234,698
Eiffage S.A.(b)	6,260	569,940
Electricite de France S.A.(b)	73,369	916,319
Elior Group S.A.(d)	12,640	79,930
Elis S.A.(b)	13,196	199,436
ENGIE S.A.(b)	210,266	3,274,899
EssilorLuxottica S.A.	8,345	1,186,187
Eurazeo SE(b)	3,386	237,769
Eutelsat Communications S.A.	23,120	276,503
Faurecia SE, (Acquired 04/14/2015 - 03/02/2020; Cost $482,447)(b)(e)	9,763	514,178
Gecina S.A.	2,151	307,318
Getlink SE(b)	12,641	195,348
Hermes International	411	420,731
ICADE	1,674	120,906
Imerys S.A.(a)	4,290	203,473
Kering S.A.	1,445	950,796
Klepierre S.A.(a)	14,366	346,796
Lagardere S.C.A.(b)	13,806	322,040
Legrand S.A.	8,038	741,192
L’Oreal S.A.	5,495	1,936,673
LVMH Moet Hennessy Louis Vuitton SE	5,836	3,533,027
Natixis S.A.(b)	131,732	499,809
Orange S.A.	233,623	2,754,274
Orpea S.A.(b)	1,580	219,020
Pernod Ricard S.A.	6,421	1,214,597
Publicis Groupe S.A.	19,535	1,014,827
Renault S.A.(b)	73,435	3,143,980
Rexel S.A.(b)	37,989	579,911
Rubis S.C.A.	4,276	193,978
Safran S.A.(b)	9,082	1,148,611
Sanofi	59,309	5,559,008
Schneider Electric SE	22,327	3,280,780
SCOR SE(b)	15,339	467,748
SEB S.A.	1,584	301,939
Societe Generale S.A.(b)	152,028	2,851,382
Sodexo S.A.(b)	5,852	522,271
SPIE S.A.(b)	10,710	238,112
Suez S.A.	38,437	791,516
Teleperformance	1,194	391,950
Thales S.A.	4,612	415,640
TOTAL SE	267,275	11,330,846
Unibail-Rodamco-Westfield(a)	13,091	1,105,346
Valeo S.A.	37,719	1,413,238
Veolia Environnement S.A.	43,619	1,169,020
Vinci S.A.	24,468	2,276,432
Vivendi S.A.	47,465	1,460,084
		94,227,425
Germany-10.70%
Aareal Bank AG(b)	7,799	178,509
adidas AG(b)	4,244	1,350,882
Allianz SE	36,055	8,170,182
Aroundtown S.A.	33,609	234,210
Aurubis AG	6,504	502,549
BASF SE	97,337	7,548,204
	Shares	Value
Germany-(continued)
Bayer AG	65,632	$3,980,041
Bayerische Motoren Werke AG	61,222	5,207,250
Bayerische Motoren Werke AG, Preference Shares	10,319	676,347
Beiersdorf AG	2,151	236,081
Brenntag AG	11,735	922,989
Commerzbank AG(b)	224,648	1,495,629
Continental AG	14,088	1,981,122
Covestro AG(d)	21,602	1,473,879
Daimler AG	185,054	13,066,669
Deutsche Bank AG(a)(b)	405,003	4,117,870
Deutsche Boerse AG	4,132	665,648
Deutsche Lufthansa AG(a)(b)	62,093	803,025
Deutsche Pfandbriefbank AG(b)(d)	15,258	150,520
Deutsche Post AG	83,426	4,136,269
Deutsche Telekom AG	300,929	5,374,303
Deutsche Wohnen SE	14,498	720,045
E.ON SE	188,921	2,003,712
Evonik Industries AG	18,723	618,252
Freenet AG	14,126	295,610
Fresenius Medical Care AG & Co. KGaA	11,704	949,842
Fresenius SE & Co. KGaA	30,895	1,380,138
FUCHS PETROLUB SE	1,549	69,253
FUCHS PETROLUB SE, Preference Shares	3,108	177,166
GEA Group AG	11,563	400,927
Hannover Rueck SE	3,411	530,435
HeidelbergCement AG	16,520	1,224,681
Hella GmbH & Co. KGaA(b)	4,225	258,701
Henkel AG & Co. KGaA	5,014	470,265
Henkel AG & Co. KGaA, Preference Shares	8,383	870,776
HOCHTIEF AG	2,162	201,593
HUGO BOSS AG	6,404	228,739
Infineon Technologies AG	34,548	1,390,335
K+S AG	46,043	521,899
KION Group AG	4,842	419,779
Knorr-Bremse AG	2,147	284,784
LANXESS AG	7,397	558,608
LEG Immobilien AG	2,392	344,075
Merck KGaA	4,062	679,539
METRO AG	31,884	373,182
MTU Aero Engines AG	1,198	279,447
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,145	3,494,208
OSRAM Licht AG(b)	2,630	164,233
Porsche Automobil Holding SE, Preference Shares	7,950	555,362
ProSiebenSat.1 Media SE(b)	33,891	615,966
Rheinmetall AG	3,130	332,123
RWE AG	50,837	2,190,077
Salzgitter AG(b)	15,355	399,586
SAP SE	20,951	2,667,515
Siemens AG	56,039	8,710,388
Siemens Energy AG(b)	28,007	1,040,507
Siemens Healthineers AG(d)	4,508	253,465
Symrise AG	2,626	327,647
Talanx AG	3,636	136,055
Telefonica Deutschland Holding AG	94,301	259,035
thyssenkrupp AG(b)	100,818	1,176,580
TUI AG(a)	112,834	546,951
Uniper SE	17,027	597,829
United Internet AG	8,351	363,721
Volkswagen AG	5,072	1,075,265

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Germany-(continued)
Volkswagen AG, Preference Shares	29,503	$5,607,313
Vonovia SE	19,776	1,324,787
		109,362,574
Hong Kong-1.56%
AIA Group Ltd.	318,071	3,845,723
CK Asset Holdings Ltd.	136,567	686,018
CK Hutchison Holdings Ltd.	123,026	852,028
CLP Holdings Ltd.	77,152	723,376
Hang Lung Properties Ltd.	97,831	261,174
Hang Seng Bank Ltd.	38,783	701,749
Henderson Land Development Co. Ltd.	102,482	418,976
Hong Kong & China Gas Co. Ltd. (The)	257,399	369,807
Hong Kong Exchanges & Clearing Ltd.	16,036	1,028,690
Hongkong Land Holdings Ltd.	54,590	252,752
Hysan Development Co. Ltd.	54,782	199,590
Jardine Matheson Holdings Ltd.	6,317	365,123
Jardine Strategic Holdings Ltd.	6,443	167,453
Link REIT	99,686	870,373
MTR Corp. Ltd.	89,187	519,328
New World Development Co. Ltd.	102,366	475,931
Power Assets Holdings Ltd.	29,508	157,171
Sino Land Co. Ltd.	155,861	217,092
Sun Hung Kai Properties Ltd.	101,349	1,385,504
Swire Pacific Ltd., Class A	38,415	240,532
Swire Pacific Ltd., Class B	72,703	73,886
Swire Properties Ltd.	85,817	249,576
Techtronic Industries Co. Ltd.	27,842	419,397
WH Group Ltd.(d)	582,885	473,594
Wharf Holdings Ltd. (The)	141,740	313,318
Wharf Real Estate Investment Co. Ltd.	118,553	629,166
		15,897,327
Ireland-0.45%
AIB Group PLC(a)(b)	95,236	170,082
Bank of Ireland Group PLC(b)	112,933	422,583
CRH PLC	51,128	2,121,717
Flutter Entertainment PLC(b)	2,722	509,283
Kerry Group PLC, Class A	2,849	387,314
Kingspan Group PLC(b)	2,654	180,563
Smurfit Kappa Group PLC	17,025	817,321
		4,608,863
Israel-0.24%
Bank Hapoalim BM(b)	53,606	382,982
Bank Leumi Le-Israel BM	72,118	451,384
ICL Group Ltd.	47,990	258,756
Israel Discount Bank Ltd., Class A	61,534	241,792
Teva Pharmaceutical Industries Ltd.(b)	88,962	1,104,929
		2,439,843
Italy-2.66%
A2A S.p.A.	121,792	198,273
AMCO - Asset Management Co. S.p.A., Class B(a)(b)(c)	1,480	0
Assicurazioni Generali S.p.A.	144,426	2,472,277
Atlantia S.p.A.(b)	35,111	559,012
Banca Monte dei Paschi di Siena S.p.A.(a)(b)	89,222	111,865
Banco BPM S.p.A.(a)(b)	349,716	770,077
BPER Banca(a)(b)	95,706	176,677
Enel S.p.A.	561,568	5,588,305
Eni S.p.A.	400,929	4,068,167
Ferrari N.V.	1,274	266,606
FinecoBank Banca Fineco S.p.A.(b)	17,523	274,092
	Shares	Value
Italy-(continued)
Hera S.p.A.	50,949	$178,514
Intesa Sanpaolo S.p.A.(b)	2,004,899	4,397,022
Italgas S.p.A.	27,404	164,868
Leonardo S.p.A.(a)	38,874	270,900
Mediobanca Banca di Credito Finanziario S.p.A.(a)(b)	67,081	600,142
Pirelli & C S.p.A.(a)(b)(d)	45,245	236,913
Poste Italiane S.p.A.(d)	41,489	407,071
Prysmian S.p.A.	15,897	514,506
Saipem S.p.A.(a)	82,525	217,363
Saras S.p.A.(a)(b)	169,880	111,965
Snam S.p.A.	128,263	674,418
Telecom Italia S.p.A.	2,077,163	891,821
Telecom Italia S.p.A., RSP	1,163,354	552,624
Terna Rete Elettrica Nazionale S.p.A.	64,291	468,174
UniCredit S.p.A.(b)	282,952	2,597,784
Unipol Gruppo S.p.A.(b)	58,508	257,599
UnipolSai Assicurazioni S.p.A.	75,369	191,373
		27,218,408
Japan-20.02%
Aeon Co. Ltd.	44,456	1,391,068
AEON Financial Service Co. Ltd.	10,902	130,789
AGC, Inc.	21,279	737,789
Air Water, Inc.	15,089	244,001
Aisin Seiki Co. Ltd.	14,567	445,936
Ajinomoto Co., Inc.	28,828	680,946
Alfresa Holdings Corp.	14,469	288,150
Alps Alpine Co. Ltd.	19,785	263,813
Amada Co. Ltd.	26,895	301,845
ANA Holdings, Inc.(b)	11,652	247,074
Aozora Bank Ltd.	11,105	204,291
Asahi Group Holdings Ltd.	18,930	761,576
Asahi Kasei Corp.	89,646	997,113
Astellas Pharma, Inc.	72,734	1,175,818
Bandai Namco Holdings, Inc.	7,093	605,745
Bridgestone Corp.	54,672	2,019,880
Brother Industries Ltd.	17,875	397,127
Canon, Inc.	88,291	1,934,989
Casio Computer Co. Ltd.	9,396	166,031
Central Japan Railway Co.	7,338	1,037,322
Chiba Bank Ltd. (The)	56,011	304,410
Chubu Electric Power Co., Inc.	43,028	526,676
Chugai Pharmaceutical Co. Ltd.	6,447	336,960
Chugoku Electric Power Co., Inc. (The)	28,428	350,004
Coca-Cola Bottlers Japan Holdings, Inc.(a)	8,826	133,619
Concordia Financial Group Ltd.	67,363	243,857
Credit Saison Co. Ltd.	14,460	164,219
Dai Nippon Printing Co. Ltd.	24,623	423,338
Daicel Corp.	31,397	238,413
Dai-ichi Life Holdings, Inc.	105,569	1,599,240
Daiichi Sankyo Co. Ltd.	33,978	1,092,086
Daikin Industries Ltd.	8,425	1,778,830
Daito Trust Construction Co. Ltd.	5,194	540,261
Daiwa House Industry Co. Ltd.	41,018	1,161,449
Daiwa Securities Group, Inc.	146,211	694,361
Denka Co. Ltd.	7,872	299,256
Denso Corp.	34,815	1,931,044
Dentsu Group, Inc.	18,655	590,681
DIC Corp.	7,247	177,550
East Japan Railway Co.	22,534	1,482,967
Ebara Corp.	9,198	317,157
Eisai Co. Ltd.	6,748	492,621

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Electric Power Development Co. Ltd.	11,108	$180,898
ENEOS Holdings, Inc.	323,090	1,307,543
FANUC Corp.	7,279	1,902,573
Fast Retailing Co. Ltd.	950	815,025
Fuji Electric Co. Ltd.	10,751	427,699
FUJIFILM Holdings Corp.	20,403	1,166,749
Fujikura Ltd.(b)	59,128	276,734
Fujitsu Ltd.	13,182	2,017,056
Fukuoka Financial Group, Inc.	18,949	338,999
Furukawa Electric Co. Ltd.	11,689	314,513
Hakuhodo DY Holdings, Inc.	15,498	224,117
Hankyu Hanshin Holdings, Inc.	9,305	299,961
Haseko Corp.	27,865	328,168
Hino Motors Ltd.	36,364	312,947
Hirose Electric Co. Ltd.	1,522	238,560
Hitachi Construction Machinery Co. Ltd.	8,405	244,054
Hitachi Ltd.	76,031	3,127,078
Hitachi Metals Ltd.	15,153	241,562
Honda Motor Co. Ltd.	96,813	2,556,374
Hoya Corp.	6,046	773,544
Idemitsu Kosan Co. Ltd.	28,358	664,698
IHI Corp.	17,746	309,341
Iida Group Holdings Co. Ltd.	12,795	281,943
INPEX Corp.	103,586	598,591
Isetan Mitsukoshi Holdings Ltd.	45,903	281,482
Isuzu Motors Ltd.	57,108	545,470
ITOCHU Corp.(a)	96,048	2,749,930
J Front Retailing Co. Ltd.	27,875	230,040
Japan Airlines Co. Ltd.(b)	12,907	229,674
Japan Exchange Group, Inc.	17,351	405,207
Japan Post Bank Co. Ltd.	40,407	348,898
Japan Post Holdings Co. Ltd.	141,568	1,124,891
Japan Post Insurance Co. Ltd.	41,717	818,043
Japan Tobacco, Inc.	90,787	1,801,519
JFE Holdings, Inc.(b)	85,523	742,542
JGC Holdings Corp.	18,361	206,944
JSR Corp.	12,160	371,089
JTEKT Corp.	22,160	195,788
Kajima Corp.	43,923	587,766
Kaneka Corp.	7,037	252,390
Kansai Electric Power Co., Inc. (The)	70,087	686,176
Kao Corp.	12,714	922,568
Kawasaki Heavy Industries Ltd.(b)	20,739	438,769
Kawasaki Kisen Kaisha Ltd.(b)	19,344	338,305
KDDI Corp.	109,736	3,227,252
Keikyu Corp.	11,607	185,810
Keio Corp.	4,750	347,080
Keisei Electric Railway Co. Ltd.	5,018	169,911
Kewpie Corp.	9,106	209,961
Keyence Corp.	1,753	940,001
Kikkoman Corp.	4,062	286,332
Kintetsu Group Holdings Co. Ltd.	8,828	370,170
Kirin Holdings Co. Ltd.	49,767	1,067,641
Kobe Steel Ltd.(b)	121,077	563,203
Koito Manufacturing Co. Ltd.	7,473	480,379
Komatsu Ltd.	78,201	2,138,119
Konica Minolta, Inc.	78,395	339,204
K’s Holdings Corp.	16,510	223,771
Kubota Corp.	70,426	1,546,486
Kuraray Co. Ltd.	32,632	349,089
Kyocera Corp.	15,561	995,684
Kyowa Kirin Co. Ltd.	7,408	219,350
	Shares	Value
Japan-(continued)
Kyushu Electric Power Co., Inc.	42,945	$397,476
Kyushu Railway Co.	8,704	182,485
Lawson, Inc.(a)	3,269	158,618
Lixil Corp.	29,361	684,562
Makita Corp.	9,470	451,362
Marubeni Corp.	144,701	959,606
Marui Group Co. Ltd.	9,125	162,811
Mazda Motor Corp.	98,470	699,763
Medipal Holdings Corp.	13,993	286,155
MEIJI Holdings Co. Ltd.	7,873	536,924
MINEBEA MITSUMI, Inc.	18,732	414,915
Mitsubishi Chemical Holdings Corp.	125,793	858,365
Mitsubishi Corp.	112,992	2,857,312
Mitsubishi Electric Corp.	103,906	1,582,484
Mitsubishi Estate Co. Ltd.	47,512	749,700
Mitsubishi Gas Chemical Co., Inc.	17,392	397,028
Mitsubishi Heavy Industries Ltd.	27,751	794,665
Mitsubishi Materials Corp.	12,166	257,741
Mitsubishi Motors Corp.(b)	89,429	202,442
Mitsubishi UFJ Financial Group, Inc.	1,032,748	4,629,339
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,014	141,890
Mitsui & Co. Ltd.	114,012	2,108,833
Mitsui Chemicals, Inc.	19,788	566,451
Mitsui E&S Holdings Co. Ltd.(b)	22,482	86,539
Mitsui Fudosan Co. Ltd.	50,087	1,013,509
Mitsui Mining & Smelting Co. Ltd.	7,396	256,788
Mitsui OSK Lines Ltd.	22,170	599,275
Mizuho Financial Group, Inc.	202,547	2,666,899
MS&AD Insurance Group Holdings, Inc.	27,885	800,101
Murata Manufacturing Co. Ltd.	18,802	1,805,761
Nagoya Railroad Co. Ltd.	8,545	217,104
NEC Corp.	21,647	1,178,546
NGK Insulators Ltd.	17,813	311,019
NGK Spark Plug Co. Ltd.	17,072	316,671
NH Foods Ltd.	9,717	415,800
Nidec Corp.	10,219	1,351,862
Nikon Corp.	36,465	289,783
Nintendo Co. Ltd.	2,024	1,171,154
Nippon Electric Glass Co. Ltd.	12,781	280,170
Nippon Express Co. Ltd.	7,440	505,262
Nippon Paint Holdings Co. Ltd.(a)	3,592	323,192
Nippon Paper Industries Co. Ltd.	11,061	134,915
Nippon Steel Corp.(b)	101,333	1,168,240
Nippon Suisan Kaisha Ltd.	32,432	135,372
Nippon Telegraph & Telephone Corp.	109,765	2,744,780
Nippon Yusen KK	36,593	840,945
Nissan Motor Co. Ltd.(b)	359,872	1,829,007
Nisshin Seifun Group, Inc.(a)	14,070	236,796
Nissin Foods Holdings Co. Ltd.	2,150	185,849
Nitori Holdings Co. Ltd.	1,674	332,418
Nitto Denko Corp.	11,339	1,025,649
Nomura Holdings, Inc.	283,806	1,495,542
Nomura Real Estate Holdings, Inc.	9,770	217,806
NSK Ltd.	53,931	487,823
NTN Corp.(b)	91,409	240,975
NTT Data Corp.	32,857	471,381
Obayashi Corp.	55,203	461,892
Odakyu Electric Railway Co. Ltd.	13,592	394,018
Oji Holdings Corp.	74,777	451,398
Olympus Corp.	17,686	319,191
Omron Corp.	7,298	644,095
Ono Pharmaceutical Co. Ltd.	12,304	367,257

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Oriental Land Co. Ltd.	2,153	$336,229
ORIX Corp.	98,719	1,579,391
Osaka Gas Co. Ltd.	24,344	449,467
Otsuka Holdings Co. Ltd.	21,694	924,577
Pan Pacific International Holdings Corp.	13,468	302,305
Panasonic Corp.	176,677	2,280,710
Rakuten, Inc.	34,539	339,468
Recruit Holdings Co. Ltd.	19,338	838,944
Renesas Electronics Corp.(b)	37,452	429,270
Resona Holdings, Inc.	203,528	705,675
Ricoh Co. Ltd.	80,838	609,982
Rohm Co. Ltd.	4,605	466,680
Santen Pharmaceutical Co. Ltd.	11,208	185,310
SBI Holdings, Inc.	14,543	362,273
Secom Co. Ltd.	7,602	688,134
Sega Sammy Holdings, Inc.	11,523	183,474
Seibu Holdings, Inc.	14,950	137,369
Seiko Epson Corp.	25,967	439,749
Seino Holdings Co. Ltd.	14,076	181,773
Sekisui Chemical Co. Ltd.	21,857	393,320
Sekisui House Ltd.(a)	44,577	859,649
Seven & i Holdings Co. Ltd.	52,084	1,970,531
SG Holdings Co. Ltd.	25,346	651,474
Sharp Corp.	13,164	273,351
Shimadzu Corp.	7,584	288,669
Shimano, Inc.	2,119	497,999
Shimizu Corp.	51,755	364,329
Shin-Etsu Chemical Co. Ltd.	12,207	2,119,129
Shinsei Bank Ltd.	17,429	214,086
Shionogi & Co. Ltd.	7,375	400,115
Shiseido Co. Ltd.	6,920	448,731
Shizuoka Bank Ltd. (The)	37,466	271,972
Showa Denko K.K.	17,323	413,158
SMC Corp.	1,396	844,840
Softbank Corp.	96,962	1,275,292
SoftBank Group Corp.	102,284	7,921,282
Sojitz Corp.	125,500	290,090
Sompo Holdings, Inc.	21,759	866,037
Sony Corp.	51,381	4,932,223
Stanley Electric Co. Ltd.	8,363	261,206
Subaru Corp.	61,949	1,186,969
SUMCO Corp.	10,154	213,952
Sumitomo Chemical Co. Ltd.	181,580	855,045
Sumitomo Corp.	93,447	1,237,986
Sumitomo Electric Industries Ltd.	57,061	758,942
Sumitomo Heavy Industries Ltd.	13,610	377,250
Sumitomo Metal Mining Co. Ltd.	19,548	848,427
Sumitomo Mitsui Financial Group, Inc.	108,686	3,368,700
Sumitomo Mitsui Trust Holdings, Inc.	24,055	719,617
Sumitomo Realty & Development Co. Ltd.	18,479	557,574
Sumitomo Rubber Industries Ltd.	16,764	153,717
Suntory Beverage & Food Ltd.	6,923	241,688
Suzuken Co. Ltd.	7,396	286,105
Suzuki Motor Corp.	30,794	1,384,767
Sysmex Corp.	3,478	406,450
T&D Holdings, Inc.	62,604	725,332
Taiheiyo Cement Corp.	15,496	385,124
Taisei Corp.	17,895	578,581
Takashimaya Co. Ltd.	26,970	255,545
Takeda Pharmaceutical Co. Ltd.	74,004	2,613,943
TDK Corp.	6,876	1,108,619
Teijin Ltd.	20,022	365,844
	Shares	Value
Japan-(continued)
Terumo Corp.	12,642	$490,852
THK Co. Ltd.	6,836	216,777
TIS, Inc.	8,348	185,786
Tobu Railway Co. Ltd.	11,209	315,516
Tohoku Electric Power Co., Inc.	32,276	276,532
Tokio Marine Holdings, Inc.	36,375	1,783,398
Tokyo Electric Power Co. Holdings, Inc.(b)	181,955	696,919
Tokyo Electron Ltd.	4,065	1,545,706
Tokyo Gas Co. Ltd.	29,295	640,631
Tokyo Tatemono Co. Ltd.	13,636	183,776
Tokyu Corp.	29,759	349,052
Tokyu Fudosan Holdings Corp.	52,744	297,738
Toppan Printing Co. Ltd.	29,913	425,145
Toray Industries, Inc.	148,714	967,610
Toshiba Corp.	45,451	1,482,546
Tosoh Corp.	26,436	454,004
TOTO Ltd.	6,600	365,003
Toyo Seikan Group Holdings Ltd.	11,516	123,085
Toyo Suisan Kaisha Ltd.	4,369	215,331
Toyoda Gosei Co. Ltd.	8,345	219,754
Toyota Industries Corp.	10,321	811,326
Toyota Motor Corp.	114,526	7,985,480
Toyota Tsusho Corp.	15,017	585,935
Trend Micro, Inc.(b)	3,581	196,332
Tsuruha Holdings, Inc.	1,622	215,657
Ube Industries Ltd.	12,772	242,155
Unicharm Corp.	7,571	339,880
West Japan Railway Co.	11,686	620,604
Yakult Honsha Co. Ltd.	3,792	193,412
Yamada Holdings Co. Ltd.	62,967	320,564
Yamaha Corp.	4,539	255,358
Yamaha Motor Co. Ltd.	34,529	758,553
Yamato Holdings Co. Ltd.	29,747	739,022
Yamazaki Baking Co. Ltd.(a)	9,781	179,841
Yaskawa Electric Corp.	6,923	354,432
Yokogawa Electric Corp.	12,129	261,244
Yokohama Rubber Co. Ltd. (The)	11,698	183,467
Z Holdings Corp.	124,159	771,317
		204,529,854
Luxembourg-0.37%
Aperam S.A.	5,646	244,535
ArcelorMittal S.A.(b)	131,012	2,871,683
RTL Group S.A.(a)(b)	4,538	260,334
SES S.A., FDR	44,568	381,186
		3,757,738
Macau-0.08%
Galaxy Entertainment Group Ltd.	54,958	416,765
Sands China Ltd.	113,801	452,776
		869,541
Netherlands-2.33%
Aalberts N.V.	4,314	194,916
ABN AMRO Bank N.V., CVA(b)(d)	65,286	682,911
Aegon N.V.	347,827	1,437,601
Akzo Nobel N.V.	13,385	1,363,360
ASML Holding N.V.	4,152	2,216,704
ASR Nederland N.V.	15,368	595,965
Boskalis Westminster(a)(b)	8,913	250,136
Heineken Holding N.V.	4,538	400,260
Heineken N.V.(a)	8,285	865,025
ING Groep N.V.(b)	518,403	4,644,835

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Netherlands-(continued)
Koninklijke Ahold Delhaize N.V.	95,010	$2,722,940
Koninklijke BAM Groep N.V.(a)(b)	68,387	134,761
Koninklijke DSM N.V.	6,866	1,201,177
Koninklijke KPN N.V.	263,889	825,863
Koninklijke Philips N.V.(b)	37,661	2,056,888
NN Group N.V.	40,284	1,678,678
Prosus N.V.(b)	3,685	428,977
Randstad N.V.(b)	11,185	699,273
SBM Offshore N.V.	11,687	201,122
Signify N.V.(b)(d)	13,657	652,062
Topicus.com, Inc.(b)(c)	331	12,956
Wolters Kluwer N.V.	6,779	563,659
		23,830,069
New Zealand-0.05%
Fletcher Building Ltd.(b)	59,259	265,643
Spark New Zealand Ltd.	79,908	276,431
		542,074
Norway-0.69%
DNB ASA(b)	68,990	1,354,722
Equinor ASA	131,927	2,388,521
Gjensidige Forsikring ASA(a)	8,349	193,279
Mowi ASA	21,593	479,805
Norsk Hydro ASA	205,692	916,757
Orkla ASA	40,529	395,294
Storebrand ASA(b)	45,299	350,933
Telenor ASA	57,332	952,187
		7,031,498
Poland-0.21%
Bank Polska Kasa Opieki S.A.(b)	13,144	225,113
KGHM Polska Miedz S.A.(b)	13,556	686,666
Polski Koncern Naftowy ORLEN S.A.	25,010	376,695
Powszechna Kasa Oszczednosci Bank Polski S.A.(b)	54,151	420,471
Powszechny Zaklad Ubezpieczen S.A.(b)	54,587	437,800
		2,146,745
Portugal-0.22%
Banco Comercial Portugues S.A., Class R(a)(b)	911,294	126,435
EDP - Energias de Portugal S.A.	232,264	1,459,423
Galp Energia SGPS S.A.	42,190	424,610
Jeronimo Martins SGPS S.A.	13,989	229,011
		2,239,479
Russia-0.06%
Evraz PLC	49,979	344,117
Polymetal International PLC	10,674	231,736
		575,853
Singapore-0.67%
Ascendas REIT	102,070	236,889
CapitaLand Integrated Commercial Trust	103,688	167,201
CapitaLand Ltd.	156,905	379,523
City Developments Ltd.	28,922	157,348
ComfortDelGro Corp. Ltd.	187,554	223,295
DBS Group Holdings Ltd.	98,951	1,877,467
Genting Singapore Ltd.	322,739	207,929
Keppel Corp. Ltd.	66,189	249,873
Oversea-Chinese Banking Corp. Ltd.	101,119	786,337
Singapore Airlines Ltd.(b)	45,530	141,005
Singapore Press Holdings Ltd.	122,768	109,160
Singapore Technologies Engineering Ltd.	69,473	194,217
Singapore Telecommunications Ltd.	550,279	978,569
	Shares	Value
Singapore-(continued)
United Overseas Bank Ltd.	50,267	$885,572
Venture Corp. Ltd.	15,025	224,622
		6,819,007
South Africa-0.26%
Anglo American PLC	76,449	2,534,214
Investec PLC	66,402	173,567
		2,707,781
South Korea-6.41%
Amorepacific Corp.	1,197	238,629
Amorepacific Corp., Preference Shares	332	24,100
CJ CheilJedang Corp.	795	302,762
CJ CheilJedang Corp., Preference Shares	204	37,386
Coway Co. Ltd.(b)	3,584	223,319
Daelim Industrial Co. Ltd.	1,516	82,671
DB Insurance Co. Ltd.	4,830	158,899
DL E&C Co. Ltd.(b)	1,901	189,488
E-MART, Inc.	4,972	728,954
GS Engineering & Construction Corp.	8,163	278,400
Hana Financial Group, Inc.	24,919	727,342
Hanwha Solutions Corp.	13,522	601,999
Hanwha Solutions Corp., Rts., expiring 02/25/2021(b)	2,116	9,269
Hyundai Engineering & Construction Co. Ltd.	12,744	458,561
Hyundai Glovis Co. Ltd.	1,998	339,371
Hyundai Heavy Industries Holdings Co. Ltd.	928	194,958
Hyundai Mobis Co. Ltd.	6,686	1,897,734
Hyundai Motor Co.	21,872	4,477,640
Hyundai Motor Co., First Pfd.	3,581	361,749
Hyundai Motor Co., Second Pfd.	5,737	528,259
Hyundai Steel Co.	12,564	435,798
Industrial Bank of Korea(b)	40,763	285,334
KB Financial Group, Inc.(b)	36,421	1,312,146
Kia Motors Corp.	28,409	2,095,246
Korea Electric Power Corp.(b)	35,385	722,821
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	3,637	305,630
Korea Zinc Co. Ltd.	716	259,875
Korean Air Lines Co. Ltd.(b)	17,433	447,280
Korean Air Lines Co. Ltd., Rts., expiring 03/05/2021(b)(c)	13,811	118,528
KT&G Corp.	8,213	588,845
LG Chem Ltd.	2,748	2,252,741
LG Chem Ltd., Preference Shares	481	201,026
LG Corp.	5,706	505,511
LG Display Co. Ltd.(b)	53,672	1,043,596
LG Electronics, Inc.	12,237	1,673,754
LG Electronics, Inc., Preference Shares	1,943	137,049
LG Household & Health Care Ltd.	194	270,032
LG Household & Health Care Ltd., Preference Shares	65	40,676
LG Uplus Corp.	27,354	292,223
Lotte Chemical Corp.	2,626	612,718
Lotte Shopping Co. Ltd.	2,470	232,956
Mirae Asset Daewoo Co. Ltd.	33,603	285,382
Mirae Asset Daewoo Co. Ltd., Second Pfd.	11,816	46,689
NAVER Corp.	1,987	609,280
POSCO	7,528	1,652,176
Samsung C&T Corp.	5,439	632,103
Samsung Electro-Mechanics Co. Ltd.	2,587	471,793
Samsung Electronics Co. Ltd.	288,405	21,141,793

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Electronics Co. Ltd., Preference Shares	50,441	$3,296,296
Samsung Fire & Marine Insurance Co. Ltd.	2,940	441,552
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	240	28,428
Samsung Heavy Industries Co. Ltd.(b)	48,926	271,617
Samsung Life Insurance Co. Ltd.	5,435	343,028
Samsung SDI Co. Ltd.	1,548	1,015,763
Samsung SDS Co. Ltd.	1,461	255,342
Shinhan Financial Group Co. Ltd.	38,231	1,047,542
SK Holdings Co. Ltd.	5,057	1,405,978
SK Hynix, Inc.	28,743	3,147,700
SK Innovation Co. Ltd.	9,101	2,278,098
SK Telecom Co. Ltd.	3,016	657,879
S-Oil Corp.	5,277	321,734
Woori Financial Group, Inc.	53,241	418,846
		65,464,294
Spain-3.15%
Acciona S.A.(a)	1,688	253,678
Acerinox S.A.	20,724	231,130
ACS Actividades de Construccion y Servicios S.A.	39,323	1,228,735
Aena SME S.A.(d)	2,935	453,918
Amadeus IT Group S.A.	9,501	606,457
Banco Bilbao Vizcaya Argentaria S.A.	913,281	4,179,659
Banco de Sabadell S.A.	1,028,815	452,217
Banco Santander S.A.(b)	2,609,593	7,656,508
Bankia S.A.(a)	218,663	376,830
Bankinter S.A.	53,526	302,124
CaixaBank S.A.(b)	327,327	829,937
Enagas S.A.	15,498	342,208
Endesa S.A.	35,279	904,356
Ferrovial S.A.	19,036	458,027
Grifols S.A.	7,876	232,516
Iberdrola S.A.	341,942	4,646,535
Industria de Diseno Textil S.A.	33,950	1,010,112
Mapfre S.A.(a)	142,393	261,912
Merlin Properties SOCIMI S.A.	15,362	147,627
Naturgy Energy Group S.A.(a)	29,352	759,910
Red Electrica Corp. S.A.	23,940	455,467
Repsol S.A.	275,169	2,715,209
Telefonica S.A.(b)	842,319	3,636,929
		32,142,001
Sweden-2.36%
Alfa Laval AB(b)	12,469	328,693
Assa Abloy AB, Class B	25,349	630,184
Atlas Copco AB, Class A	18,670	1,020,619
Atlas Copco AB, Class B	11,224	529,231
BillerudKorsnas AB	13,998	251,124
Boliden AB	21,833	720,730
Castellum AB	9,780	235,972
Electrolux AB, Series B	23,396	574,891
Electrolux Professional AB, Class B(b)	23,577	129,311
Epiroc AB, Class A	12,309	237,224
Epiroc AB, Class B	7,592	131,051
Essity AB, Class B	25,489	817,858
Hennes & Mauritz AB, Class B(a)(b)	62,792	1,349,223
Hexagon AB, Class B	6,088	534,949
Husqvarna AB, Class B	28,394	353,283
ICA Gruppen AB	5,966	300,286
NCC AB, Class A	355	5,945
	Shares	Value
Sweden-(continued)
NCC AB, Class B	9,306	$156,728
Sandvik AB(b)	48,592	1,217,928
Securitas AB, Class B	26,329	408,499
Skandinaviska Enskilda Banken AB, Class A(b)	122,406	1,342,410
Skandinaviska Enskilda Banken AB, Class C(b)	1,675	18,740
Skanska AB, Class B	28,359	737,353
SKF AB, Class B	30,147	830,164
SSAB AB, Class A(a)(b)	32,447	139,439
SSAB AB, Class B(a)(b)	80,677	312,324
Svenska Cellulosa AB S.C.A., Class A(b)	746	13,379
Svenska Cellulosa AB S.C.A., Class B(b)	22,676	401,363
Svenska Handelsbanken AB, Class A(b)	119,684	1,203,944
Svenska Handelsbanken AB, Class B(a)(b)	2,948	33,866
Swedbank AB, Class A(b)	111,983	2,120,950
Swedish Match AB	5,227	405,332
Tele2 AB, Class B	27,450	380,584
Telefonaktiebolaget LM Ericsson, Class A	2,056	28,876
Telefonaktiebolaget LM Ericsson, Class B	159,802	2,026,647
Telia Co. AB	261,313	1,151,207
Trelleborg AB, Class B(b)	16,867	383,988
Volvo AB, Class B(b)	105,971	2,630,655
		24,094,950
Switzerland-5.88%
ABB Ltd.	96,251	2,849,878
Adecco Group AG	17,775	1,115,733
Alcon, Inc.(b)	18,502	1,331,079
Baloise Holding AG	3,553	596,294
Barry Callebaut AG	90	200,214
Chocoladefabriken Lindt & Spruengli AG	3	280,238
Chocoladefabriken Lindt & Spruengli AG, PC	21	182,475
Cie Financiere Richemont S.A.	22,535	2,099,484
Clariant AG	10,397	221,591
Coca-Cola HBC AG(b)	7,397	219,708
Credit Suisse Group AG	220,158	2,909,125
Dufry AG(b)	3,212	173,598
Geberit AG	835	512,113
Georg Fischer AG	249	312,370
Givaudan S.A.	214	865,045
Helvetia Holding AG	1,684	169,044
Julius Baer Group Ltd.	11,017	668,748
Kuehne + Nagel International AG	2,825	644,961
LafargeHolcim Ltd.(b)	42,494	2,304,784
Lonza Group AG	1,197	766,963
Nestle S.A.	93,766	10,544,459
Novartis AG	64,231	5,814,436
Partners Group Holding AG	242	286,858
PSP Swiss Property AG	1,198	153,655
Roche Holding AG	20,829	7,191,577
Roche Holding AG, BR	787	277,785
Schindler Holding AG	645	170,241
Schindler Holding AG, PC	1,259	333,290
SGS S.A.	187	569,450
Sika AG	2,314	630,523
Sonova Holding AG, Class A(b)	942	228,088
STMicroelectronics N.V.	16,242	656,498
Swatch Group AG (The)	3,183	179,795
Swatch Group AG (The), BR	2,146	619,966
Swiss Life Holding AG	2,631	1,203,410
Swiss Prime Site AG	3,104	302,514
Swiss Re AG	26,417	2,335,838
Swisscom AG	1,495	815,729
UBS Group AG	330,099	4,777,456

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Switzerland-(continued)
Vifor Pharma AG	1,048	$142,781
Zurich Insurance Group AG	10,906	4,366,813
		60,024,607
United Kingdom-13.20%
3i Group PLC	43,855	669,365
Admiral Group PLC	9,758	386,179
Aggreko PLC	18,395	147,771
Ashtead Group PLC	16,067	814,795
Associated British Foods PLC(b)	17,198	499,957
AstraZeneca PLC	40,698	4,186,460
Aviva PLC	381,578	1,756,392
Babcock International Group PLC(b)	35,036	112,100
BAE Systems PLC	189,144	1,200,225
Barclays PLC(b)	1,771,442	3,248,422
Barratt Developments PLC(b)	61,382	538,443
Beazley PLC	25,423	108,712
Bellway PLC	6,416	242,728
Berkeley Group Holdings PLC	6,311	363,030
BP PLC	2,505,231	9,340,104
British American Tobacco PLC	168,770	6,158,893
British Land Co. PLC (The)	75,725	466,584
BT Group PLC	981,638	1,693,071
Bunzl PLC	18,838	607,906
Burberry Group PLC(b)	15,805	372,974
Capita PLC(a)(b)	144,675	69,573
Centrica PLC(b)	981,400	697,818
Close Brothers Group PLC	10,140	196,332
CNH Industrial N.V.(b)	111,355	1,427,936
Compass Group PLC(b)	72,808	1,310,238
Croda International PLC	3,646	314,721
DCC PLC	6,920	524,161
Derwent London PLC	3,584	156,112
Diageo PLC	69,299	2,806,311
Direct Line Insurance Group PLC	170,209	700,960
Dixons Carphone PLC(b)	103,858	156,737
DS Smith PLC(b)	96,086	480,281
easyJet PLC	17,978	179,823
Entain PLC(a)(b)	18,252	311,040
Experian PLC	16,501	579,169
G4S PLC(b)	139,448	498,066
GlaxoSmithKline PLC	274,844	5,121,536
Hammerson PLC	9,578	3,046
Hays PLC(b)	94,543	182,796
Hiscox Ltd.(b)	15,115	193,943
HSBC Holdings PLC(b)	1,464,402	7,696,790
IG Group Holdings PLC	21,906	225,610
IMI PLC	15,977	273,368
Imperial Brands PLC	122,115	2,465,020
Inchcape PLC(b)	33,580	306,645
Informa PLC(b)	44,524	305,457
InterContinental Hotels Group PLC(b)	7,418	460,527
Intermediate Capital Group PLC	9,782	228,355
International Consolidated Airlines Group S.A.(b)	100,547	197,442
Intertek Group PLC	3,534	267,783
ITV PLC(b)	354,148	515,009
J Sainsbury PLC	269,101	903,131
John Wood Group PLC(b)	70,457	283,482
Johnson Matthey PLC	20,185	818,237
Kingfisher PLC(b)	268,180	1,022,672
Land Securities Group PLC	51,804	437,281
Legal & General Group PLC	561,100	1,880,028
Lloyds Banking Group PLC(b)	7,333,342	3,323,150
	Shares	Value
United Kingdom-(continued)
London Stock Exchange Group PLC	3,460	$412,696
M&G PLC	331,571	800,897
Man Group PLC	99,858	200,545
Marks & Spencer Group PLC(b)	331,761	644,866
Meggitt PLC(b)	41,094	223,916
Micro Focus International PLC(b)	42,256	258,274
Mondi PLC	37,411	887,466
National Grid PLC	289,097	3,374,400
Natwest Group PLC(b)	345,419	700,111
Next PLC(b)	6,300	668,735
Ninety One PLC	33,590	108,303
Pearson PLC(a)	75,071	837,690
Pennon Group PLC	19,665	252,433
Persimmon PLC	17,161	601,156
Phoenix Group Holdings PLC	36,318	336,536
Prudential PLC	176,883	2,847,955
Quilter PLC(d)	113,163	241,018
Reckitt Benckiser Group PLC	25,099	2,136,201
RELX PLC	45,648	1,136,145
Rentokil Initial PLC(b)	34,148	233,335
Rolls-Royce Holdings PLC(b)	279,058	351,397
Royal Dutch Shell PLC, Class A	566,847	10,414,923
Royal Dutch Shell PLC, Class B	506,610	8,850,407
Royal Mail PLC(b)	154,501	858,403
RSA Insurance Group PLC	74,510	690,641
Sage Group PLC (The)	30,341	245,736
Schroders PLC(a)	5,426	254,600
Segro PLC	29,355	384,641
Severn Trent PLC	12,164	386,188
Signature Aviation PLC(b)	54,346	306,721
Smith & Nephew PLC	22,722	480,977
Smiths Group PLC	19,248	374,929
Spectris PLC	4,538	189,191
SSE PLC	97,913	1,995,301
St James’s Place PLC(a)	26,152	421,427
Standard Chartered PLC(b)	242,806	1,480,391
Standard Life Aberdeen PLC	212,353	880,934
Subsea 7 S.A.(b)	32,071	301,701
Tate & Lyle PLC	29,679	280,722
Taylor Wimpey PLC(b)	215,504	433,390
TechnipFMC PLC	41,953	457,903
Tesco PLC	788,261	2,591,363
Travis Perkins PLC(b)	19,834	367,551
Unilever PLC	98,458	5,732,591
United Utilities Group PLC	40,787	516,513
Vodafone Group PLC	2,864,436	4,910,515
Weir Group PLC (The)(b)	15,928	414,481
Whitbread PLC(a)(b)	12,294	470,505
William Hill PLC(b)	75,723	280,754
WM Morrison Supermarkets PLC(a)	295,172	727,366
WPP PLC	136,541	1,435,862
		134,825,399
United States-1.17%
Amcor PLC, CDI	66,320	731,712
Bausch Health Cos., Inc.(b)	29,639	757,071
Carnival PLC	11,202	179,207
Ferguson PLC	12,168	1,420,609
James Hardie Industries PLC, CDI(b)	11,431	322,664
QIAGEN N.V.(b)	5,014	272,108
Samsonite International S.A.(b)(d)	94,837	136,987
Stellantis N.V.	485,558	7,391,507

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
United States-(continued)
Tenaris S.A.	37,976	$296,661
Waste Connections, Inc.	4,130	407,294
		11,915,820
Zambia-0.09%
First Quantum Minerals Ltd.	56,654	944,640
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $998,012,712)		1,020,483,041
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.45%
Invesco Private Government Fund, 0.01%(f)(g)(h)	14,086,612	14,086,612
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	21,121,470	$21,129,918
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,215,714)		35,216,530
TOTAL INVESTMENTS IN SECURITIES-103.34% (Cost $1,033,228,426)		1,055,699,571
OTHER ASSETS LESS LIABILITIES-(3.34)%		(34,134,702)
NET ASSETS-100.00%		$1,021,564,869

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2021.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $6,924,399, which represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,669,056	$(3,669,056)	$-	$-	$-	$42
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,596,104	47,417,926	(41,927,418)	-	-	14,086,612	889*
Invesco Private Prime Fund	12,894,155	65,663,500	(57,431,131)	817	2,577	21,129,918	7,438*
Total	$21,490,259	$116,750,482	$(103,027,605)	$817	$2,577	$35,216,530	$8,369

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-5.84%
Abacus Property Group	57,727	$120,915
Adbri Ltd.	159,330	350,846
ALS Ltd.	44,523	340,578
Alumina Ltd.	135,997	176,863
Ansell Ltd.	20,318	573,675
Atlas Arteria Ltd.	27,882	135,414
AusNet Services	425,454	564,723
Austal Ltd.	40,677	80,208
Australian Pharmaceutical Industries Ltd.	94,410	91,994
Bapcor Ltd.	32,585	188,006
Beach Energy Ltd.	135,057	170,459
Bega Cheese Ltd.	53,894	231,561
Blackmores Ltd.	2,252	126,876
Breville Group Ltd.	8,778	195,380
Brickworks Ltd.	8,523	121,696
BWP Trust	56,667	186,954
carsales.com Ltd.	15,420	232,124
Charter Hall Group	23,036	240,725
Charter Hall Long Wale REIT	20,219	71,670
Charter Hall Retail REIT	58,433	159,605
Cleanaway Waste Management Ltd.	143,463	244,360
Cochlear Ltd.	2,598	393,560
Collins Foods Ltd.	13,680	101,286
Costa Group Holdings Ltd.	57,450	172,788
Cromwell Property Group(a)	347,965	216,251
CSR Ltd.	143,082	578,539
Deterra Royalties Ltd.(b)	45,106	149,159
Domino’s Pizza Enterprises Ltd.	3,396	239,766
Eagers Automotive Ltd.	31,629	323,241
Eclipx Group Ltd.	134,691	175,681
Elders Ltd.	20,775	169,598
Estia Health Ltd.	59,787	85,780
Evolution Mining Ltd.	81,022	294,036
Flight Centre Travel Group Ltd.(a)(b)	13,773	148,788
G8 Education Ltd.	222,805	194,025
Genworth Mortgage Insurance Australia Ltd.	57,026	99,757
GrainCorp Ltd., Class A	67,925	210,546
Growthpoint Properties Australia Ltd.	33,671	82,669
GUD Holdings Ltd.	14,910	136,476
GWA Group Ltd.	42,377	112,172
Harvey Norman Holdings Ltd.	131,022	536,812
Healius Ltd.	110,903	330,150
Humm Group Ltd.(a)	74,860	65,477
IGO Ltd.	43,875	216,117
Iluka Resources Ltd.	45,106	223,219
Inghams Group Ltd.	64,395	162,549
InvoCare Ltd.	14,735	126,169
IOOF Holdings Ltd.	109,984	263,282
IRESS Ltd.	20,610	158,130
Link Administration Holdings Ltd.	65,783	241,256
Magellan Financial Group Ltd.	3,809	140,044
Mayne Pharma Group Ltd.(b)	537,008	129,786
McMillan Shakespeare Ltd.	15,366	149,492
Mineral Resources Ltd.	22,480	592,461
Monadelphous Group Ltd.	22,417	222,905
National Storage REIT	65,046	95,322
New Hope Corp. Ltd.(a)	80,076	82,635
NEXTDC Ltd.(b)	16,704	148,667
nib holdings Ltd.	81,106	343,502
Nine Entertainment Co. Holdings Ltd.	185,435	342,883
Northern Star Resources Ltd.	22,923	226,002
	Shares	Value
Australia-(continued)
NRW Holdings Ltd.	121,310	$266,195
Nufarm Ltd.(b)	78,907	293,626
OceanaGold Corp.(b)	152,284	268,221
oOh!media Ltd.	57,204	69,565
OZ Minerals Ltd.	66,383	949,889
Pact Group Holdings Ltd.	59,592	109,733
Pendal Group Ltd.	45,362	215,089
Perenti Global Ltd.	130,014	129,679
Perpetual Ltd.	9,204	227,883
Perseus Mining Ltd.(b)	110,236	99,803
Platinum Asset Management Ltd.(a)	42,401	135,009
Premier Investments Ltd.	10,516	180,974
Qube Holdings Ltd.	144,645	316,290
REA Group Ltd.(a)	1,686	189,743
Regis Resources Ltd.	51,617	143,759
Resolute Mining Ltd.(a)	108,153	57,256
Sandfire Resources Ltd.	46,660	171,123
Saracen Mineral Holdings Ltd.(b)	28,945	108,153
SEEK Ltd.	29,825	641,875
Seven Group Holdings Ltd.(a)	14,752	253,534
Shopping Centres Australasia Property Group	105,645	188,861
Southern Cross Media Group Ltd.(b)	24,138	40,003
St Barbara Ltd.	63,244	107,238
Steadfast Group Ltd.	60,721	186,353
Super Retail Group Ltd.	41,336	357,111
Sydney Airport(b)	81,127	356,040
Tassal Group Ltd.	41,271	110,195
TPG Telecom Ltd.(b)	42,198	239,585
Tuas Ltd.(a)	21,087	12,053
United Malt Grp Ltd.	67,925	208,983
Virgin Australia International Holdings Pty. Ltd.(c)	112,977	0
Viva Energy Group Ltd.(d)	205,612	275,284
Vocus Group Ltd.(b)	89,559	283,102
Washington H Soul Pattinson & Co. Ltd.(a)	12,439	259,401
Waypoint REIT	53,631	105,751
Whitehaven Coal Ltd.(a)	291,458	334,314
Worley Ltd.	46,836	410,377
		21,587,660
Austria-0.68%
ams AG(b)	11,647	292,746
CA Immobilien Anlagen AG	6,974	300,782
DO & CO AG(a)(b)	933	63,816
IMMOFINANZ AG(a)	13,010	275,338
Lenzing AG(a)(b)	3,186	410,291
Oesterreichische Post AG(a)	5,893	249,506
S IMMO AG	4,702	101,568
S&T AG(a)(b)	3,283	86,391
Schoeller-Bleckmann Oilfield Equipment AG	1,994	75,219
UNIQA Insurance Group AG	11,363	88,075
Verbund AG	4,890	442,000
Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	4,636	118,841
		2,504,573
Belgium-1.33%
Ackermans & van Haaren N.V.	2,742	420,405
Aedifica S.A.	1,051	127,303
AGFA-Gevaert N.V.(b)	39,222	182,264
Barco N.V.	5,046	97,872
Befimmo S.A.	3,074	131,085
Bekaert S.A.	10,594	365,527
bpost S.A.(b)	31,831	378,401
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Belgium-(continued)
Cie d’Entreprises CFE(b)	1,161	$118,059
Cofinimmo S.A.	2,569	385,141
D’ieteren S.A./N.V.	5,889	465,761
Elia Group S.A./N.V.(a)	3,331	401,851
Euronav N.V.	35,138	282,602
Fagron	3,988	98,838
Galapagos N.V.(a)(b)	512	53,519
Gimv N.V.	1,588	94,920
Melexis N.V.	1,786	200,274
Ontex Group N.V.(a)(b)	23,204	264,004
Orange Belgium S.A.	5,225	141,240
Retail Estates N.V.	955	69,846
Telenet Group Holding N.V.	8,950	381,872
Warehouses De Pauw C.V.A.	6,731	242,381
		4,903,165
Cambodia-0.04%
NagaCorp Ltd.	133,821	152,394
Canada-5.67%
Aecon Group, Inc.	20,453	264,178
Alamos Gold, Inc.	38,928	312,655
Allied Properties REIT(a)	10,634	302,092
Aphria, Inc.	29,361	357,402
Artis REIT	29,411	239,211
ATS Automation Tooling Systems, Inc.(b)	9,646	165,669
Aurora Cannabis, Inc.(b)	4,561	50,628
B2Gold Corp.	59,209	292,928
Baytex Energy Corp.(b)	412,806	245,593
BlackBerry Ltd.(a)(b)	72,601	1,020,716
Boardwalk REIT, Class E(a)	8,460	229,273
Boyd Group Services, Inc.	863	160,170
BRP, Inc.	2,864	188,706
Canadian Western Bank	16,789	373,907
Canfor Corp.(b)	34,287	633,697
Canopy Growth Corp.(b)	14,547	582,928
Cascades, Inc.	13,200	160,163
Centerra Gold, Inc.	36,425	377,808
Chartwell Retirement Residences	28,498	238,478
Choice Properties REIT	23,702	239,905
Cineplex, Inc.	12,498	102,727
Cogeco Communications, Inc.	1,626	138,728
Colliers International Group, Inc.	2,365	208,721
Cominar REIT, Class U(a)	46,158	291,231
Corus Entertainment, Inc., Class B	98,378	365,033
Descartes Systems Group, Inc. (The)(b)	2,376	145,039
Dollarama, Inc.	13,952	545,979
Dream Office REIT(a)	12,396	186,311
ECN Capital Corp.	29,333	156,143
Element Fleet Management Corp.	40,549	377,097
Enerflex Ltd.	34,932	179,931
Enerplus Corp.	96,936	300,494
First Capital REIT	28,144	324,743
FirstService Corp.	1,300	177,764
Genworth MI Canada, Inc.	6,316	214,975
Granite REIT	5,435	318,667
Great Canadian Gaming Corp.(b)	4,987	166,500
Home Capital Group, Inc.(b)	12,801	302,426
IAMGOLD Corp.	134,615	457,340
Innergex Renewable Energy, Inc.	11,230	257,751
Ivanhoe Mines Ltd.(b)	41,334	197,699
Kelt Exploration Ltd.	37,332	52,018
Kirkland Lake Gold Ltd.	5,807	223,379
	Shares	Value
Canada-(continued)
Laurentian Bank of Canada	13,239	$320,236
Maple Leaf Foods, Inc.	13,826	270,470
Martinrea International, Inc.	28,487	302,387
Mullen Group Ltd.	28,198	228,242
NFI Group, Inc.	13,725	302,553
North West Co., Inc. (The)	11,927	302,225
Northland Power, Inc.	12,785	468,885
Osisko Gold Royalties Ltd.	11,749	131,428
Pan American Silver Corp.	9,971	322,909
Paramount Resources Ltd., Class A(a)	34,297	172,364
Pason Systems, Inc.	14,248	94,804
PrairieSky Royalty Ltd.(a)	29,433	243,307
Premium Brands Holdings Corp.	2,794	228,581
Pretium Resources, Inc.(b)	15,680	169,387
Quebecor, Inc., Class B	13,153	315,067
Ritchie Bros. Auctioneers, Inc.	7,397	437,236
Russel Metals, Inc.	21,075	378,787
Secure Energy Services, Inc.	59,389	119,480
ShawCor Ltd.	17,986	56,882
Shopify, Inc., Class A(b)	462	504,256
SSR Mining, Inc.(b)	20,333	357,811
Stantec, Inc.	13,590	482,982
Stella-Jones, Inc.	8,146	293,076
Superior Plus Corp.(a)	41,379	391,942
TMX Group Ltd.	5,410	522,345
TORC Oil & Gas Ltd.	49,206	97,453
Torex Gold Resources, Inc.(b)	8,061	106,264
Toromont Industries Ltd.	6,579	442,085
TransAlta Renewables, Inc.(a)	9,030	151,979
Transcontinental, Inc., Class A	22,724	365,021
Westshore Terminals Investment Corp.	12,179	152,637
Winpak Ltd.	4,150	130,694
		20,990,578
China-1.51%
Asia Cement China Holdings Corp.	85,654	73,792
Budweiser Brewing Co. APAC Ltd.(d)	71,472	240,119
CapitaLand China Trust	122,638	127,527
China Harmony Auto Holding Ltd.(a)	241,700	106,295
China Travel International Investment Hong Kong Ltd.(b)	738,083	100,901
Chow Tai Fook Jewellery Group Ltd.(a)	272,585	328,697
CITIC Telecom International Holdings Ltd.	295,426	93,346
FIH Mobile Ltd.(a)(b)	1,305,355	205,386
Gemdale Properties & Investment Corp. Ltd.	810,038	114,916
Minth Group Ltd.	102,222	468,669
MMG Ltd.(b)	1,238,534	480,792
Nexteer Automotive Group Ltd.	256,099	413,518
Noble Group Ltd.(b)(c)	760,360	0
Road King Infrastructure Ltd.	44,797	55,752
Shangri-La Asia Ltd.(b)	288,377	245,464
Shui On Land Ltd.	414,104	61,417
SITC International Holdings Co. Ltd.	122,322	281,122
Sun Art Retail Group Ltd.	232,848	241,741
Tingyi Cayman Islands Holding Corp.	264,191	526,075
Uni-President China Holdings Ltd.	141,404	171,242
Xinyi Glass Holdings Ltd.	324,963	787,906
Xinyi Solar Holdings Ltd.	217,245	476,301
		5,600,978
Colombia-0.08%
Parex Resources, Inc.(b)	19,277	291,996

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Denmark-1.53%
Alm Brand A/S	12,111	$136,105
Chr. Hansen Holding A/S(b)	5,401	491,048
D/S Norden A/S	10,108	181,620
Demant A/S(a)(b)	6,039	217,807
Dfds A/S(b)	6,395	284,547
Drilling Co. of 1972 A/S (The)(b)	6,206	172,130
FLSmidth & Co. A/S(b)	14,695	517,278
Genmab A/S(b)	843	337,365
GN Store Nord A/S	4,963	381,021
H Lundbeck A/S	5,700	204,090
NKT A/S(a)(b)	8,525	351,472
Ringkjoebing Landbobank A/S	2,650	233,314
Rockwool International A/S, Class B	813	308,361
Royal Unibrew A/S	3,202	317,794
Scandinavian Tobacco Group A/S(d)	14,753	268,215
Schouw & Co. A/S	1,167	117,996
SimCorp A/S	1,346	175,231
Sydbank A/S	12,391	259,478
Topdanmark A/S(a)	5,347	247,349
Tryg A/S	15,063	470,934
		5,673,155
Egypt-0.08%
Centamin PLC	185,885	292,780
Faroe Islands-0.05%
Bakkafrost P/F(a)(b)	2,752	194,826
Finland-0.91%
Cargotec OYJ, Class B	14,984	653,162
Citycon OYJ(a)	10,457	102,777
Finnair OYJ(a)	77,957	59,004
Kemira OYJ	24,975	423,880
Kojamo OYJ	7,066	150,915
Metsa Board OYJ	39,839	429,554
Sanoma OYJ	9,683	185,870
TietoEVRY OYJ	12,898	425,278
Uponor OYJ	7,803	183,720
Valmet OYJ	19,749	634,617
YIT OYJ(a)	20,366	121,239
		3,370,016
France-2.99%
Adevinta ASA, Class B(b)	7,486	111,857
Akka Technologies(a)(b)	1,696	47,494
Albioma S.A.	3,439	175,269
ALD S.A.(d)	8,354	114,890
Alten S.A.(b)	2,610	276,185
Beneteau S.A.(a)	9,008	123,337
BioMerieux	1,936	299,886
Carmila S.A.(a)	4,223	57,872
CGG S.A.(a)(b)	152,993	156,057
Cie Plastic Omnium S.A.(a)	18,104	712,624
Coface S.A.(b)	15,118	149,139
Dassault Aviation S.A.(b)	292	305,973
Derichebourg S.A.	28,532	193,249
Eramet S.A.	5,406	291,937
Europcar Mobility Group(a)(d)	93,562	74,396
Fnac Darty S.A.	7,004	394,995
Gaztransport Et Technigaz S.A.	1,442	132,092
Iliad S.A.	3,256	603,840
Ipsen S.A.	3,628	317,572
Ipsos	5,668	181,792
JCDecaux S.A.(b)	12,420	242,330
	Shares	Value
France-(continued)
Korian S.A.(b)	9,579	$354,945
Maisons du Monde S.A.(b)(d)	14,741	258,783
Mercialys S.A.	20,601	187,211
Mersen S.A.(b)	3,732	114,257
Metropole Television S.A.(b)	10,389	176,955
Nexans S.A.(b)	10,269	766,639
Nexity S.A.	8,763	395,399
Quadient S.A.	5,470	119,686
Rallye S.A.(a)	11,430	88,595
Remy Cointreau S.A.(a)	2,227	414,225
Sartorius Stedim Biotech	457	191,547
SMCP S.A.(a)(b)(d)	11,599	58,396
Societe BIC S.A.(a)	7,720	441,377
Sopra Steria Group(b)	2,333	388,024
Tarkett S.A.(b)	9,433	168,808
Television Francaise 1(a)(b)	41,483	360,848
Trigano S.A.	1,383	243,630
Ubisoft Entertainment S.A.(b)	6,212	621,870
Vallourec S.A.(a)	4,102	122,320
Vicat S.A.	2,229	95,999
Virbac S.A.(b)	350	91,209
Worldline S.A.(b)(d)	5,120	435,794
		11,059,303
Georgia-0.02%
Bank of Georgia Group PLC(b)	5,284	83,299
Germany-4.89%
1&1 Drillisch AG	10,981	267,484
ADLER Group S.A.(b)(d)	6,429	194,171
alstria office REIT-AG	17,694	305,250
Bechtle AG	2,015	428,649
Bilfinger SE(a)	10,061	341,269
CANCOM SE	2,855	169,959
Carl Zeiss Meditec AG, BR	1,258	197,156
CECONOMY AG(b)	74,262	478,622
CTS Eventim AG & Co. KGaA(b)	3,248	192,091
Delivery Hero SE(d)	1,659	252,948
Deutsche EuroShop AG(b)	12,157	261,126
Deutz AG(b)	48,080	313,091
DIC Asset AG	6,679	113,114
Draegerwerk AG & Co. KGaA, Preference Shares	2,650	226,652
Duerr AG	15,646	637,540
DWS Group GmbH & Co. KGaA(d)	6,894	270,613
ElringKlinger AG(a)(b)	11,340	214,094
Encavis AG(a)	8,537	232,843
Evotec SE(b)	3,355	132,470
Fielmann AG(b)	2,331	202,625
Fraport AG Frankfurt Airport Services Worldwide(b)	7,008	381,258
Gerresheimer AG	4,876	519,818
Grand City Properties S.A.(a)	14,516	361,880
GRENKE AG(a)	1,507	74,992
Hamburger Hafen und Logistik AG	4,774	103,239
Heidelberger Druckmaschinen AG(a)	97,021	154,293
Hornbach Holding AG & Co. KGaA	1,802	170,762
Jenoptik AG	6,113	212,403
Jungheinrich AG, Preference Shares	14,849	679,749
Just Eat Takeaway.com N.V.(b)(d)	1,924	221,191
Kloeckner & Co. SE	51,984	477,771
Koenig & Bauer AG	5,719	177,035
Krones AG	4,201	348,589
KWS Saat SE & Co. KGaA	1,335	116,938

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Germany-(continued)
Leoni AG(a)(b)	26,784	$385,272
Nordex SE(b)	22,795	651,355
Norma Group SE	7,472	373,821
PATRIZIA AG	3,503	107,246
Pfeiffer Vacuum Technology AG	710	154,919
Puma SE(b)	4,222	414,346
Rational AG(a)	159	153,280
Sartorius AG, Preference Shares	660	329,233
Schaeffler AG, Preference Shares	34,146	271,098
Scout24 AG(d)	4,312	334,226
SGL Carbon SE(b)	19,180	145,636
Siltronic AG(a)	3,000	513,903
Sirius Real Estate Ltd.	103,526	134,912
Sixt SE(b)	2,236	260,786
Sixt SE, Preference Shares	2,857	194,374
Software AG	6,821	277,278
Stabilus S.A.	2,730	204,805
Stroeer SE & Co. KGaA	1,934	174,929
Suedzucker AG(a)	23,575	344,555
TAG Immobilien AG	15,129	466,490
TLG Immobilien AG	3,543	98,915
Traton SE	15,069	413,471
Vossloh AG	1,803	94,519
Wacker Chemie AG	5,179	752,520
Wacker Neuson SE(b)	9,899	199,637
Washtec AG	1,378	82,033
Zalando SE(b)(d)	7,932	912,778
zooplus AG(b)	947	219,748
		18,097,770
Ghana-0.07%
Tullow Oil PLC(a)(b)	783,222	276,624
Hong Kong-1.65%
ASM Pacific Technology Ltd.	35,472	517,405
Bank of East Asia Ltd. (The)	82,989	180,023
Brightoil Petroleum Holdings Ltd.(b)(c)	160,687	0
Cafe de Coral Holdings Ltd.	68,502	140,823
Cathay Pacific Airways Ltd.(a)(b)	220,871	170,342
Champion REIT	378,048	217,452
Chow Sang Sang Holdings International Ltd.	71,272	85,760
CK Infrastructure Holdings Ltd.	55,848	297,828
Dah Sing Financial Holdings Ltd.	24,261	68,836
Dairy Farm International Holdings Ltd.	55,170	237,783
Fortune REIT	181,423	162,147
Guotai Junan International Holdings Ltd.	690,233	109,492
Haitong International Securities Group Ltd.	839,859	233,961
Hang Lung Group Ltd.	85,376	216,472
HKBN Ltd.	55,841	80,947
Johnson Electric Holdings Ltd., H Shares	54,290	160,689
Kerry Properties Ltd.	134,041	348,334
Luk Fook Holdings International Ltd.	35,065	76,065
Man Wah Holdings Ltd.	230,495	511,296
Mapletree North Asia Commercial Trust(d)	374,882	276,832
Melco International Development Ltd.	152,790	267,595
NWS Holdings Ltd.	230,437	222,298
Pacific Basin Shipping Ltd.	609,173	106,061
PCCW Ltd.	449,073	250,198
Sa Sa International Holdings Ltd.(b)	432,926	64,209
Shun Tak Holdings Ltd.	616,319	180,432
Truly International Holdings Ltd.(b)	734,692	129,810
Value Partners Group Ltd.	203,709	135,301
Vitasoy International Holdings Ltd.(a)	41,992	183,319
	Shares	Value
Hong Kong-(continued)
VTech Holdings Ltd.	30,689	$245,786
Yue Yuen Industrial Holdings Ltd.	106,995	233,478
		6,110,974
India-0.07%
Rhi Magnesita N.V.	4,894	260,753
Indonesia-0.16%
First Pacific Co. Ltd.	325,935	100,885
First Resources Ltd.	71,776	83,832
Golden Agri-Resources Ltd.	3,076,316	419,571
		604,288
Ireland-0.36%
C&C Group PLC(b)	47,400	150,357
Cairn Homes PLC(b)	78,931	90,811
Dalata Hotel Group PLC	25,449	103,266
Glanbia PLC	31,665	391,623
Greencore Group PLC(b)	107,125	171,229
Hibernia REIT PLC	99,532	132,530
UDG Healthcare PLC	25,650	287,417
		1,327,233
Israel-1.59%
Airport City Ltd.(b)	7,222	104,803
Alony Hetz Properties & Investments Ltd.	9,008	115,072
Amot Investments Ltd.	10,694	59,750
Azrieli Group Ltd.	3,075	189,647
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	468,225	483,336
Cellcom Israel Ltd.(b)	27,306	114,049
Clal Insurance Enterprises Holdings Ltd.(b)	15,724	234,998
Delek Group Ltd.(b)	2,649	83,951
Elbit Systems Ltd.	2,250	313,941
First International Bank of Israel Ltd.	9,133	241,535
Gazit-Globe Ltd.	14,940	91,320
Harel Insurance Investments & Financial Services Ltd.(b)	36,044	311,986
Israel Corp. Ltd. (The)(b)	867	180,319
Melisron Ltd.	1,682	87,302
Mivne Real Estate KD Ltd.	31,667	76,564
Mizrahi Tefahot Bank Ltd.	16,982	400,738
Nice Ltd.(b)	2,172	563,674
Oil Refineries Ltd.(b)	471,233	94,957
Partner Communications Co. Ltd.(b)	22,030	106,205
Paz Oil Co. Ltd.	1,730	171,664
Phoenix Holdings Ltd. (The)(b)	27,836	220,968
Plus500 Ltd.	30,541	563,450
Reit 1 Ltd.	16,270	75,605
Shikun & Binui Ltd.(b)	26,345	152,828
Shufersal Ltd.	25,222	211,383
Strauss Group Ltd.	2,872	82,031
Tower Semiconductor Ltd.(b)	18,989	550,718
		5,882,794
Italy-2.47%
ACEA S.p.A.	8,397	166,795
Amplifon S.p.A.(b)	4,507	179,215
Anima Holding S.p.A.(d)	58,260	271,513
ASTM S.p.A.	11,514	256,826
Autogrill S.p.A.(a)	36,328	193,134
Azimut Holding S.p.A.	19,857	418,798
Banca Farmafactoring S.p.A.(d)	25,466	140,616
Banca Generali S.p.A.	7,597	236,462
Banca IFIS S.p.A.(a)	12,305	125,201

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Italy-(continued)
Banca Mediolanum S.p.A.(b)	51,168	$406,864
Banca Popolare di Sondrio SCPA(b)	54,785	134,847
Buzzi Unicem S.p.A.(a)	15,892	392,515
Cairo Communication S.p.A.(a)	30,203	42,198
Cerved Group S.p.A.(b)	24,812	211,913
Danieli & C. Officine Meccaniche S.p.A.	2,377	47,071
Danieli & C. Officine Meccaniche S.p.A., RSP	8,163	102,148
Davide Campari-Milano N.V.	31,562	340,348
De Longhi S.p.A.	13,865	498,937
DiaSorin S.p.A.	954	209,318
Enav S.p.A.(d)	31,643	134,474
ERG S.p.A.	9,995	305,759
Fincantieri S.p.A.(a)	176,556	110,895
Freni Brembo S.p.A.(b)	24,384	332,975
Infrastrutture Wireless Italiane S.p.A.(d)	15,479	166,710
Interpump Group S.p.A.	6,343	285,435
Iren S.p.A.	141,905	350,663
Maire Tecnimont S.p.A.(b)	54,556	125,137
Mediaset S.p.A.(a)(b)	117,161	304,321
Moncler S.p.A.(b)	8,176	462,978
Nexi S.p.A.(b)(d)	7,984	142,102
OVS S.p.A.(a)(d)	126,660	157,111
Piaggio & C S.p.A.	45,453	161,466
PRADA S.p.A.(b)	63,829	393,485
Recordati Industria Chimica e Farmaceutica S.p.A.	7,121	369,584
Reply S.p.A.	1,266	155,344
Salvatore Ferragamo S.p.A.(a)(b)	10,833	211,498
Societa Cattolica di Assicurazioni SC(a)(b)	48,064	225,047
Technogym S.p.A.(d)	7,064	72,475
Tods S.p.A.(a)(b)	4,088	128,335
Webuild S.p.A.(a)	115,219	171,335
		9,141,848
Ivory Coast-0.09%
Endeavour Mining Corp.	15,162	322,361
Japan-31.76%
77 Bank Ltd. (The)	14,094	177,294
ABC-Mart, Inc.	3,268	185,726
Acom Co. Ltd.	34,412	151,197
Adastria Co. Ltd.	7,681	140,422
ADEKA Corp.	17,272	289,200
Advantest Corp.	9,353	740,593
Aeon Delight Co. Ltd.	2,989	78,254
Aeon Mall Co. Ltd.(a)	25,755	416,232
Aica Kogyo Co. Ltd.	8,220	267,732
Aida Engineering Ltd.	10,751	101,559
Aiful Corp.(a)	48,886	124,205
Ain Holdings, Inc.	3,815	239,405
Akebono Brake Industry Co. Ltd.	50,574	73,908
Alpen Co. Ltd.	5,687	122,491
Amano Corp.	9,202	213,757
Anritsu Corp.(a)	10,646	262,655
AOKI Holdings, Inc.	8,601	43,870
Aoyama Trading Co. Ltd.	32,425	189,852
Arata Corp.	3,845	169,122
Arcs Co. Ltd.	9,709	214,869
Ariake Japan Co. Ltd.	1,379	89,435
Asahi Holdings, Inc.	7,138	273,057
Asahi Intecc Co. Ltd.	3,699	121,539
Asics Corp.	38,935	684,649
ASKUL Corp.	3,448	121,855
Autobacs Seven Co. Ltd.	16,944	232,728
	Shares	Value
Japan-(continued)
Avex, Inc.	12,336	$150,231
Awa Bank Ltd. (The)	4,560	94,950
Azbil Corp.	15,531	792,163
Bank of Kyoto Ltd. (The)(a)	12,055	632,140
Benesse Holdings, Inc.	15,697	302,410
Bic Camera, Inc.	45,338	489,345
BML, Inc.	3,072	107,100
Bunka Shutter Co. Ltd.	11,763	104,827
Calbee, Inc.	8,977	265,379
Canon Electronics, Inc.	4,634	77,680
Canon Marketing Japan, Inc.	9,787	214,633
Capcom Co. Ltd.	4,650	292,693
Central Glass Co. Ltd.	8,081	164,792
Chiyoda Corp.(b)	52,075	164,141
Chudenko Corp.(a)	4,510	91,540
Chugoku Bank Ltd. (The)	18,587	144,336
Chugoku Marine Paints Ltd.	9,504	86,239
Citizen Watch Co. Ltd.(a)	113,707	344,287
CKD Corp.	8,202	186,062
CMK Corp.	15,774	61,622
cocokara fine, Inc.	5,264	342,403
Colowide Co. Ltd.(a)	7,389	134,166
COMSYS Holdings Corp.	19,618	580,885
CONEXIO Corp.	6,255	81,731
Cosmo Energy Holdings Co. Ltd.	27,331	604,339
Cosmos Pharmaceutical Corp.	2,064	315,036
Create SD Holdings Co. Ltd.	3,599	116,879
CyberAgent, Inc.	7,855	492,930
Daibiru Corp.	6,885	78,192
Daido Metal Co. Ltd.	12,907	61,888
Daido Steel Co. Ltd.	8,840	360,541
Daifuku Co. Ltd.	6,942	791,041
Daihen Corp.	4,022	189,969
Daiho Corp.	4,811	170,943
Daiichikosho Co. Ltd.	6,443	221,546
Daio Paper Corp.	15,877	286,315
Daiseki Co. Ltd.	4,429	140,237
Daishi Hokuetsu Financial Group, Inc.	4,892	102,050
Daiwabo Holdings Co. Ltd.	8,516	717,428
DCM Holdings Co. Ltd.	29,040	293,742
DeNA Co. Ltd.	20,939	391,000
Descente Ltd.(a)(b)	6,673	107,844
Dexerials Corp.	13,029	170,742
Disco Corp.	1,947	633,224
DMG Mori Co. Ltd.	23,802	372,848
Doutor Nichires Holdings Co. Ltd.	5,572	82,653
Dowa Holdings Co. Ltd.	14,331	522,210
DTS Corp.	5,407	115,014
Duskin Co. Ltd.	6,249	164,798
DyDo Group Holdings, Inc.	3,296	165,910
Eagle Industry Co. Ltd.	10,080	105,137
Earth Corp.	2,101	119,805
EDION Corp.	28,096	275,338
Eizo Corp.	3,499	125,328
Exedy Corp.	10,109	150,822
Ezaki Glico Co. Ltd.	8,900	391,041
Fancl Corp.	3,236	118,844
FCC Co. Ltd.	9,778	156,343
Foster Electric Co. Ltd.	7,769	115,168
FP Corp.	4,947	198,456
Fuji Corp.(a)	14,504	379,172
Fuji Media Holdings, Inc.	18,246	211,747

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Fuji Oil Holdings, Inc.(a)	8,695	$254,135
Fuji Seal International, Inc.	8,233	152,794
Fuji Soft, Inc.	3,757	193,780
Fujitec Co. Ltd.	12,100	263,508
Fujitsu General Ltd.	8,384	208,289
Fukuyama Transporting Co. Ltd.	2,814	109,528
Furukawa Co. Ltd.	6,674	77,261
Futaba Industrial Co. Ltd.	20,521	98,200
Fuyo General Lease Co. Ltd.	2,564	177,309
Geo Holdings Corp.	13,395	157,370
Glory Ltd.	9,289	179,844
GMO internet, Inc.(a)	6,701	189,775
Godo Steel Ltd.	3,452	63,372
Gree, Inc.	21,678	119,059
GS Yuasa Corp.	22,836	671,807
GungHo Online Entertainment, Inc.(b)	7,864	196,271
Gunma Bank Ltd. (The)	84,934	262,034
Gunze Ltd.	3,282	104,546
H.I.S. Co. Ltd.	9,730	166,450
H.U. Group Holdings, Inc.	15,305	454,640
H2O Retailing Corp.(a)	29,225	209,079
Hachijuni Bank Ltd. (The)	78,497	251,172
Hamakyorex Co. Ltd.	3,155	92,063
Hamamatsu Photonics KK	7,610	441,212
Hanwa Co. Ltd.	12,508	322,571
Hazama Ando Corp.	58,477	404,387
Heiwa Corp.	12,558	175,844
Heiwa Real Estate Co. Ltd.	4,612	157,705
Heiwado Co. Ltd.	6,406	132,470
Hikari Tsushin, Inc.	1,786	374,788
Hirata Corp.	1,673	132,312
Hirogin Holdings, Inc.	32,488	188,669
Hisamitsu Pharmaceutical Co., Inc.(a)	8,304	496,519
Hitachi Capital Corp.	8,310	204,625
Hitachi Transport System Ltd.	9,900	291,246
Hitachi Zosen Corp.	83,476	476,003
Hogy Medical Co. Ltd.	3,335	101,616
Hokkaido Electric Power Co., Inc.	63,077	266,900
Hokkoku Bank Ltd. (The)	3,920	90,423
Hokuetsu Corp.	25,231	107,002
Hokuhoku Financial Group, Inc.	18,931	167,259
Hokuriku Electric Power Co.	51,971	339,044
Hokuto Corp.	4,487	92,616
Horiba Ltd.	5,627	367,089
Hoshizaki Corp.	3,948	349,190
Hosiden Corp.	17,464	158,968
House Foods Group, Inc.	10,571	390,752
Hulic Co. Ltd.	36,714	415,200
Ibiden Co. Ltd.	18,766	871,128
Idec Corp.	4,881	85,969
IDOM, Inc.	17,892	104,076
Inaba Denki Sangyo Co. Ltd.	10,268	239,794
Inabata & Co. Ltd.	7,906	111,006
Internet Initiative Japan, Inc.	8,408	172,746
IRISO Electronics Co. Ltd.	2,441	111,098
Ishihara Sangyo Kaisha Ltd.	18,312	128,557
Ito En Ltd.	6,538	407,786
Itochu Enex Co. Ltd.	9,432	90,721
Itochu Techno-Solutions Corp.	8,934	314,881
Itoham Yonekyu Holdings, Inc.	20,689	139,909
Iwatani Corp.(a)	7,211	444,941
Iyo Bank Ltd. (The)	33,367	191,543
	Shares	Value
Japan-(continued)
Izumi Co. Ltd.(a)	11,739	$420,471
Jaccs Co. Ltd.	7,060	125,764
JAFCO Group Co. Ltd.	5,569	301,070
Japan Airport Terminal Co. Ltd.(a)	4,476	235,140
Japan Aviation Electronics Industry Ltd.	10,560	163,905
Japan Display, Inc.	474,017	212,797
Japan Lifeline Co. Ltd.	6,016	86,710
Japan Petroleum Exploration Co. Ltd.	11,833	224,917
Japan Steel Works Ltd. (The)	17,361	480,560
Japan Wool Textile Co. Ltd. (The)(a)	9,858	89,640
Jeol Ltd.	3,159	128,840
Juki Corp.	13,336	80,504
JVCKenwood Corp.	115,246	191,535
Kadokawa Corp.(a)	9,214	299,227
Kaga Electronics Co. Ltd.	6,213	144,680
Kagome Co. Ltd.	9,675	320,667
Kakaku.com, Inc.	5,363	155,212
Kaken Pharmaceutical Co. Ltd.	4,558	178,498
Kamigumi Co. Ltd.	19,751	347,876
Kanamoto Co. Ltd.	9,297	198,825
Kandenko Co. Ltd.	30,888	265,526
Kanematsu Corp.	16,410	206,741
Kansai Mirai Financial Group, Inc.(a)	18,499	88,347
Kansai Paint Co. Ltd.	20,094	592,101
Kanto Denka Kogyo Co. Ltd.	8,580	68,512
Keihan Holdings Co. Ltd.(a)	11,293	513,980
Kenedix, Inc.(a)	6,934	49,474
KH Neochem Co. Ltd.	6,534	147,350
Kinden Corp.	24,754	397,218
Kintetsu World Express, Inc.	12,846	314,233
Kissei Pharmaceutical Co. Ltd.	5,033	110,808
Kitz Corp.	12,307	70,648
Kiyo Bank Ltd. (The)	7,180	92,789
Kobayashi Pharmaceutical Co. Ltd.	3,540	398,311
Koei Tecmo Holdings Co. Ltd.	4,019	230,710
Kohnan Shoji Co. Ltd.	7,022	191,219
KOKUYO Co. Ltd.	14,411	187,613
Komeri Co. Ltd.	9,473	251,992
Konami Holdings Corp.(a)	10,801	660,265
Konoike Transport Co. Ltd.	6,427	63,107
Kose Corp.	2,178	350,119
Kumagai Gumi Co. Ltd.	10,704	264,086
Kumiai Chemical Industry Co. Ltd.	12,552	102,867
Kureha Corp.	4,693	290,469
Kurita Water Industries Ltd.	17,264	699,992
Kusuri no Aoki Holdings Co. Ltd.	1,591	130,386
KYB Corp.(a)	9,457	211,460
Kyoei Steel Ltd.	7,880	101,459
KYORIN Holdings, Inc.	8,095	151,779
Kyoritsu Maintenance Co. Ltd.(a)	3,331	107,380
Kyowa Exeo Corp.	19,567	510,785
Kyudenko Corp.	9,597	290,582
Kyushu Financial Group, Inc.	73,449	293,950
Leopalace21 Corp.	116,072	171,844
Lintec Corp.	10,390	235,895
Lion Corp.	25,169	576,246
M3, Inc.	5,767	485,343
Mabuchi Motor Co. Ltd.	10,079	414,924
Macnica Fuji Electronics Holdings, Inc.	14,743	309,238
Maeda Corp.	40,878	334,224
Maeda Road Construction Co. Ltd.(a)	5,528	93,405
Makino Milling Machine Co. Ltd.	6,878	276,250

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Mandom Corp.	5,159	$77,561
Maruha Nichiro Corp., Class C	16,974	381,650
Maruichi Steel Tube Ltd.	11,590	249,966
Matsui Securities Co. Ltd.	14,479	112,574
Matsumotokiyoshi Holdings Co. Ltd.	13,182	521,891
Max Co. Ltd.	6,410	93,124
Maxell Holdings Ltd.(b)	14,255	187,080
MCJ Co. Ltd.	12,887	123,460
Mebuki Financial Group, Inc.	204,866	397,228
Megmilk Snow Brand Co. Ltd.	11,856	255,590
Meidensha Corp.	13,497	313,140
Meitec Corp.	3,164	165,914
Mirait Holdings Corp.	17,790	283,770
MISUMI Group, Inc.	20,879	679,049
Mitsubishi Logisnext Co. Ltd.	13,457	150,515
Mitsubishi Logistics Corp.	13,267	368,630
Mitsui-Soko Holdings Co. Ltd.	6,828	145,762
Miura Co. Ltd.	5,583	317,292
Mizuho Leasing Co. Ltd.	4,787	148,372
Mizuno Corp.	4,071	80,880
Mochida Pharmaceutical Co. Ltd.	3,614	135,488
Modec, Inc.	6,491	121,332
Monex Group, Inc.	46,888	241,841
Morinaga & Co. Ltd.	4,770	189,761
Morinaga Milk Industry Co. Ltd.	12,372	616,857
MOS Food Services, Inc.	2,878	85,355
Musashi Seimitsu Industry Co. Ltd.	14,074	199,492
Nabtesco Corp.	16,265	727,843
Nachi-Fujikoshi Corp.	4,943	196,880
Nagase & Co. Ltd.	11,968	171,470
Nankai Electric Railway Co. Ltd.	14,662	355,714
Nanto Bank Ltd. (The)	3,924	62,705
NEC Networks & System Integration Corp.	11,659	207,355
NET One Systems Co. Ltd.	9,595	319,849
Nexon Co. Ltd.	22,519	685,066
NHK Spring Co. Ltd.	36,116	245,614
Nichias Corp.	11,078	252,891
Nichicon Corp.	16,468	223,359
Nichiha Corp.	6,177	184,670
Nichi-iko Pharmaceutical Co. Ltd.	14,984	145,124
Nichirei Corp.	19,008	551,930
Nifco, Inc.	15,444	538,427
Nihon Kohden Corp.	7,689	229,139
Nihon M&A Center, Inc.	2,417	140,364
Nihon Parkerizing Co. Ltd.	13,692	133,003
Nihon Unisys Ltd.	6,398	243,221
Nikkiso Co. Ltd.	16,804	161,307
Nikkon Holdings Co. Ltd.	8,192	164,787
Nippn Corp.	6,693	105,290
Nippo Corp.	11,729	292,287
Nippon Chemi-Con Corp.(b)	8,546	157,378
Nippon Densetsu Kogyo Co. Ltd.	4,718	88,146
Nippon Gas Co. Ltd.	5,519	266,738
Nippon Kayaku Co. Ltd.	30,846	290,797
Nippon Koei Co. Ltd.	3,599	92,472
Nippon Light Metal Holdings Co. Ltd.	19,965	360,036
Nippon Sanso Holdings Corp.	17,804	342,493
Nippon Sheet Glass Co. Ltd.(a)(b)	57,716	257,447
Nippon Shinyaku Co. Ltd.	2,296	169,083
Nippon Shokubai Co. Ltd.	8,197	458,803
Nippon Signal Co. Ltd.	10,861	96,478
Nippon Soda Co. Ltd.	5,118	146,508
	Shares	Value
Japan-(continued)
Nippon Steel Trading Corp.	3,865	$132,347
Nippon Television Holdings, Inc.	8,146	93,524
Nippon Thompson Co. Ltd.	24,038	109,749
Nippon Yakin Kogyo Co. Ltd.(a)	6,820	113,021
Nipro Corp.	31,953	376,923
Nishimatsu Construction Co. Ltd.	20,288	469,534
Nishimatsuya Chain Co. Ltd.(a)	13,268	178,309
Nishi-Nippon Financial Holdings, Inc.	29,139	175,343
Nishi-Nippon Railroad Co. Ltd.	7,387	201,088
Nishio Rent All Co. Ltd.	5,404	112,369
Nissan Chemical Corp.	10,536	599,786
Nissha Co. Ltd.	16,786	215,968
Nisshin Oillio Group Ltd. (The)(b)	5,484	159,761
Nisshinbo Holdings, Inc.	45,943	341,407
Nissin Electric Co. Ltd.	9,960	130,904
Nitto Boseki Co. Ltd.(a)	2,712	127,188
Nitto Kogyo Corp.	5,436	106,025
NOF Corp.	9,450	454,019
Nojima Corp.	7,152	182,532
NOK Corp.	22,406	291,271
Nomura Co. Ltd.	9,219	66,658
Nomura Research Institute Ltd.	19,213	648,722
Noritake Co. Ltd.	2,101	65,120
North Pacific Bank Ltd.	52,256	105,815
NS Solutions Corp.	4,247	136,097
NSD Co. Ltd.	5,558	106,494
Obic Co. Ltd.	2,229	418,570
Ogaki Kyoritsu Bank Ltd. (The)	4,676	88,478
Okamura Corp.	15,277	133,662
Okasan Securities Group, Inc.	24,009	86,226
Oki Electric Industry Co. Ltd.(a)	26,295	274,516
Okinawa Electric Power Co., Inc. (The)	8,355	112,523
OKUMA Corp.	6,990	418,619
Okumura Corp.	6,720	167,206
Onward Holdings Co. Ltd.	33,131	77,214
Open House Co. Ltd.	6,312	254,421
Oracle Corp. Japan	2,300	271,312
Orient Corp.	123,174	140,004
Osaka Soda Co. Ltd.	3,409	82,706
OSG Corp.	15,238	273,045
Otsuka Corp.	10,485	527,780
Outsourcing, Inc.	16,117	202,126
Pacific Industrial Co. Ltd.	9,891	103,450
Paltac Corp.	5,466	284,538
Paramount Bed Holdings Co. Ltd.	3,482	152,490
Park24 Co. Ltd.(b)	14,363	273,280
Pasona Group, Inc.	7,839	141,288
Penta-Ocean Construction Co. Ltd.	86,103	704,812
Persol Holdings Co. Ltd.	31,720	593,529
Pigeon Corp.	6,695	301,193
Pilot Corp.	4,104	117,599
Piolax, Inc.	5,107	74,243
Plenus Co. Ltd.	4,538	86,473
Pola Orbis Holdings, Inc.	9,607	192,057
Pressance Corp.	4,674	65,761
Prima Meat Packers Ltd.	8,936	279,103
Qol Holdings Co. Ltd.	6,330	69,349
Raito Kogyo Co. Ltd.	8,812	143,675
Raiznext Corp.	7,386	81,553
Relia, Inc.	6,410	87,859
Relo Group, Inc.	6,884	171,221
Rengo Co. Ltd.	68,091	565,826

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Resorttrust, Inc.	13,972	$196,845
Restar Holdings Corp.(a)	6,553	130,941
Ricoh Leasing Co. Ltd.	2,464	72,488
Rinnai Corp.	5,948	621,530
Rohto Pharmaceutical Co. Ltd.	8,282	242,064
Round One Corp.	14,780	128,184
Royal Holdings Co. Ltd.(a)	5,128	90,565
Ryobi Ltd.(b)	6,398	73,211
Ryohin Keikaku Co. Ltd.	32,356	772,934
Ryoyo Electro Corp.(a)	5,190	145,248
S Foods, Inc.	6,253	207,846
Saizeriya Co. Ltd.	4,614	93,959
Sakata INX Corp.	8,492	85,897
Sakata Seed Corp.	3,444	121,549
SAMTY Co. Ltd.	5,275	81,421
San-A Co. Ltd.	2,529	98,073
Sanden Holdings Corp.	17,621	67,323
Sangetsu Corp.	7,736	115,491
San-In Godo Bank Ltd. (The)	16,932	76,820
Sanken Electric Co. Ltd.	6,722	276,405
Sanki Engineering Co. Ltd.	12,163	144,290
Sankyo Co. Ltd.	10,031	286,189
Sankyu, Inc.	10,431	392,551
Sanoh Industrial Co. Ltd.(a)	8,974	74,487
Sanrio Co. Ltd.	7,981	118,539
Sanwa Holdings Corp.	44,881	510,991
Sanyo Chemical Industries Ltd.	2,823	141,561
Sanyo Denki Co. Ltd.	2,021	121,227
Sanyo Special Steel Co. Ltd.(b)	10,178	141,643
Sapporo Holdings Ltd.	21,219	411,024
Sato Holdings Corp.	4,556	94,867
Sawai Pharmaceutical Co. Ltd.	5,575	254,535
SCREEN Holdings Co. Ltd.(a)	6,463	498,792
SCSK Corp.	4,131	229,642
Seiko Holdings Corp.	10,701	143,709
Seiren Co. Ltd.	5,832	88,125
Senko Group Holdings Co. Ltd.	20,027	185,742
Senshu Ikeda Holdings, Inc.	56,047	79,765
Seven Bank Ltd.	109,997	241,648
Shibaura Machine Co. Ltd.	4,428	106,286
Shibuya Corp.	3,391	111,743
Shiga Bank Ltd. (The)	5,490	100,471
Shikoku Electric Power Co., Inc.	45,932	311,931
Shima Seiki Manufacturing Ltd.	8,443	166,126
Shimachu Co. Ltd.	2,829	148,077
Shimamura Co. Ltd.	7,100	786,666
Shinko Electric Industries Co. Ltd.	11,730	294,664
Shinmaywa Industries Ltd.	16,951	146,689
Ship Healthcare Holdings, Inc.	7,033	405,744
SHO-BOND Holdings Co. Ltd.	3,233	140,659
Shochiku Co. Ltd.(b)	956	130,851
Shoei Foods Corp.	2,417	85,996
Siix Corp.	11,538	168,725
SKY Perfect JSAT Holdings, Inc.	28,404	124,799
Skylark Holdings Co. Ltd.(b)	30,555	500,519
Sodick Co. Ltd.	12,079	107,759
Sohgo Security Services Co. Ltd.	8,075	397,213
Sotetsu Holdings, Inc.	10,335	242,149
Square Enix Holdings Co. Ltd.	7,071	406,585
Star Micronics Co. Ltd.	6,804	103,137
Starts Corp., Inc.	5,007	128,744
Sugi Holdings Co. Ltd.	5,828	383,542
	Shares	Value
Japan-(continued)
Sumitomo Bakelite Co. Ltd.	7,052	$252,928
Sumitomo Dainippon Pharma Co. Ltd.(a)	25,128	407,299
Sumitomo Forestry Co. Ltd.	30,936	598,952
Sumitomo Mitsui Construction Co. Ltd.	63,756	264,901
Sumitomo Osaka Cement Co. Ltd.	10,315	311,829
Sumitomo Riko Co. Ltd.	11,044	61,605
Sumitomo Warehouse Co. Ltd. (The)	10,288	125,486
Sundrug Co. Ltd.	11,706	464,573
Suruga Bank Ltd.(a)	99,359	292,302
Sushiro Global Holdings Ltd.	7,250	248,949
SWCC Showa Holdings Co. Ltd.	8,580	133,009
Tadano Ltd.	33,456	325,628
Taikisha Ltd.	4,344	115,929
Taisho Pharmaceutical Holdings Co. Ltd.	7,544	492,149
Taiyo Holdings Co. Ltd.	2,350	139,615
Taiyo Yuden Co. Ltd.	14,551	853,366
Takara Holdings, Inc.(a)	36,863	428,857
Takara Leben Co. Ltd.	22,856	68,768
Takasago Thermal Engineering Co. Ltd.	11,481	173,265
Takeuchi Manufacturing Co. Ltd.	7,095	161,221
Takuma Co. Ltd.	13,841	292,433
Tamura Corp.	20,016	107,254
TechnoPro Holdings, Inc.	2,243	171,179
T-Gaia Corp.	7,855	146,454
TKC Corp.	1,676	110,298
Toa Corp.(a)	8,254	161,382
Toagosei Co. Ltd.	13,498	143,109
Tocalo Co. Ltd.	7,763	105,736
Toda Corp.	35,594	250,564
Toei Co. Ltd.	991	180,036
Toho Co. Ltd.	11,947	461,585
Toho Gas Co. Ltd.	13,195	775,101
Toho Holdings Co. Ltd.	14,151	266,273
Toho Zinc Co. Ltd.(b)	9,784	203,446
Tokai Carbon Co. Ltd.	31,354	453,112
TOKAI Holdings Corp.	13,864	128,980
Tokai Rika Co. Ltd.	13,153	214,956
Tokai Tokyo Financial Holdings, Inc.	89,939	265,449
Token Corp.	1,441	111,900
Tokuyama Corp.	17,813	444,410
Tokyo Broadcasting System Holdings, Inc.	9,214	179,272
Tokyo Century Corp.	8,180	660,994
Tokyo Dome Corp.	3,634	45,019
Tokyo Ohka Kogyo Co. Ltd.	5,389	362,887
Tokyo Seimitsu Co. Ltd.	6,064	280,046
Tokyo Steel Manufacturing Co. Ltd.	20,487	144,218
Tokyu Construction Co. Ltd.	30,226	150,993
Tomy Co. Ltd.	21,209	182,321
Topcon Corp.	19,417	233,868
Toppan Forms Co. Ltd.	12,198	125,831
Topre Corp.	11,180	154,627
Toshiba TEC Corp.	5,462	202,944
Totetsu Kogyo Co. Ltd.	2,864	73,450
Towa Pharmaceutical Co. Ltd.	4,772	95,399
Toyo Construction Co. Ltd.	26,488	130,043
Toyo Engineering Corp.(b)	16,504	68,731
Toyo Ink SC Holdings Co. Ltd.	5,507	96,627
Toyo Tire Corp.	29,910	453,957
Toyobo Co. Ltd.	27,659	345,820
Toyota Boshoku Corp.	24,029	387,650
TPR Co. Ltd.	5,193	69,442
Trancom Co. Ltd.	1,224	95,516

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Transcosmos, Inc.	5,473	$137,485
Trusco Nakayama Corp.	7,436	192,479
TS Tech Co. Ltd.	13,414	386,936
Tsubaki Nakashima Co. Ltd.	13,228	152,123
Tsubakimoto Chain Co.	5,293	135,845
Tsumura & Co.	11,977	389,528
TV Asahi Holdings Corp.	6,238	119,940
UACJ Corp.	11,823	207,900
Uchida Yoko Co. Ltd.	1,923	76,960
Ulvac, Inc.	10,086	455,192
Unipres Corp.	10,969	100,475
United Arrows Ltd.	6,330	95,408
United Super Markets Holdings, Inc.	9,458	102,896
Unitika Ltd.(b)	50,311	183,569
Ushio, Inc.	22,667	292,931
USS Co. Ltd.	18,806	370,031
Valor Holdings Co. Ltd., Class C	9,535	225,682
Wacoal Holdings Corp.	9,222	183,656
Wacom Co. Ltd.	26,692	238,633
Welcia Holdings Co. Ltd.	9,629	327,420
World Co. Ltd.	7,180	83,325
Yamaguchi Financial Group, Inc.	48,430	275,236
Yamato Kogyo Co. Ltd.	9,604	242,726
Yaoko Co. Ltd.	3,361	220,546
Yellow Hat Ltd.	6,886	110,234
Yokogawa Bridge Holdings Corp.	5,719	106,301
Yokohama Reito Co. Ltd.	9,784	82,518
Yoshinoya Holdings Co. Ltd.	7,913	166,128
Yuasa Trading Co. Ltd.	3,058	95,658
Zenkoku Hosho Co. Ltd.	4,334	193,114
Zensho Holdings Co. Ltd.	14,597	402,796
Zeon Corp.	32,722	525,077
ZERIA Pharmaceutical Co. Ltd.	4,571	86,927
Zojirushi Corp.	5,128	85,324
ZOZO, Inc.	5,121	143,463
		117,480,727
Jordan-0.12%
Hikma Pharmaceuticals PLC	13,303	438,242
Kazakhstan-0.08%
KAZ Minerals PLC	29,416	292,857
Luxembourg-0.20%
Eurofins Scientific SE(b)	7,650	735,898
Macau-0.25%
MGM China Holdings Ltd.	111,971	169,245
SJM Holdings Ltd.	376,957	405,453
Wynn Macau Ltd.(b)	230,216	365,787
		940,485
Mexico-0.09%
Fresnillo PLC	23,780	322,498
Mongolia-0.10%
Turquoise Hill Resources Ltd.(b)	34,517	380,985
Netherlands-2.02%
Adyen N.V.(b)(d)	186	388,558
AMG Advanced Metallurgical Group N.V.	6,334	200,921
Arcadis N.V.(a)	14,135	496,289
ASM International N.V.	3,005	771,044
BE Semiconductor Industries N.V.	7,386	508,425
Corbion N.V.	3,894	227,553
Eurocommercial Properties N.V., CVA	9,882	190,890
	Shares	Value
Netherlands-(continued)
Euronext N.V.(d)	4,093	$441,814
Flow Traders(d)	6,087	233,537
Fugro N.V., CVA(a)(b)	17,420	182,430
GrandVision N.V.(b)(d)	4,347	129,389
IMCD N.V.	3,708	460,621
Intertrust N.V.(b)(d)	12,069	185,629
Koninklijke Vopak N.V.	9,160	463,947
NSI N.V.	1,483	61,168
OCI N.V.(a)(b)	14,947	310,339
PostNL N.V.(b)	297,714	1,231,565
Sligro Food Group N.V.	4,658	103,673
TKH Group N.V., CVA	6,851	323,942
TomTom N.V.(b)	12,263	142,726
Vastned Retail N.V.(a)	3,362	95,373
Wereldhave N.V.(a)	21,244	312,293
		7,462,126
New Zealand-0.97%
a2 Milk Co. Ltd. (The)(b)	9,599	79,834
Air New Zealand Ltd.(b)	49,906	57,188
Auckland International Airport Ltd.(b)	74,871	401,999
Chorus Ltd.	59,766	363,109
Contact Energy Ltd.	80,051	471,350
EBOS Group Ltd.(a)	6,156	126,976
Fisher & Paykel Healthcare Corp. Ltd.	17,618	439,834
Goodman Property Trust	56,436	91,922
Infratil Ltd.	28,866	149,787
Kiwi Property Group Ltd., (Acquired 08/25/2015 - 06/19/2020; Cost $71,682)(e)	82,777	76,958
Mercury NZ Ltd.	63,881	328,028
Meridian Energy Ltd.	110,368	568,727
Ryman Healthcare Ltd.	20,203	226,558
SKYCITY Entertainment Group Ltd.	49,276	108,315
Z Energy Ltd.(b)	43,132	91,702
		3,582,287
Norway-1.17%
Aker BP ASA	12,712	318,508
Aker Solutions ASA, Class A(b)	147,548	255,144
Austevoll Seafood ASA	22,037	220,809
BW Offshore Ltd.	32,113	126,380
DNO ASA(b)	223,795	178,660
Elkem ASA(d)	84,385	259,086
Entra ASA(d)	20,770	463,096
Frontline Ltd.	23,369	136,614
Grieg Seafood ASA(a)(b)	6,085	56,987
Kongsberg Gruppen ASA	7,121	138,374
Leroy Seafood Group ASA	41,607	291,878
Norwegian Air Shuttle ASA(b)	234	1,584
Norwegian Finans Holding ASA	18,242	154,844
Ocean Yield ASA(a)	18,094	51,090
PGS ASA(b)	153,290	64,378
Salmar ASA	6,251	377,854
Schibsted ASA, Class A(b)	4,480	169,605
Schibsted ASA, Class B(a)(b)	5,440	176,310
SpareBank 1 SMN	13,881	163,269
SpareBank 1 SR-Bank ASA, Class B(b)	16,930	187,057
TGS NOPEC Geophysical Co. ASA	16,713	224,131
TOMRA Systems ASA	4,835	223,294
Veidekke ASA	7,474	90,356
		4,329,308

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Peru-0.22%
Hochschild Mining PLC	33,010	$104,257
Hudbay Minerals, Inc.	124,774	711,069
		815,326
Poland-0.81%
Alior Bank S.A.(a)(b)	35,537	163,050
Bank Millennium S.A.(a)(b)	56,082	59,107
CCC S.A.	5,403	120,136
Cyfrowy Polsat S.A.	25,883	212,528
Grupa Lotos S.A.	24,909	258,443
Jastrzebska Spolka Weglowa S.A.(b)	51,351	439,183
KRUK S.A.(a)	2,352	105,795
LPP S.A.(b)	62	128,189
mBank S.A.	1,381	72,627
Orange Polska S.A.(b)	105,433	186,099
PGE Polska Grupa Energetyczna S.A.(b)	135,180	237,842
Polskie Gornictwo Naftowe i Gazownictwo S.A.	408,055	618,992
Santander Bank Polska S.A.(b)	4,079	198,941
Tauron Polska Energia S.A.(a)(b)	251,465	190,119
		2,991,051
Portugal-0.32%
Altri SGPS S.A.(a)	13,399	80,025
CTT-Correios de Portugal S.A.(b)	68,713	199,516
Mota-Engil SGPS S.A.(a)	64,914	108,832
Navigator Co. S.A. (The)(a)	88,367	265,602
NOS, SGPS S.A.	64,744	223,387
REN - Redes Energeticas Nacionais SGPS S.A.(a)	45,452	129,490
Sonae SGPS S.A.	225,653	181,211
		1,188,063
Singapore-1.63%
AIMS APAC REIT	107,675	104,665
Ascendas India Trust	87,110	99,115
Ascott Residence Trust	186,345	147,436
BOC Aviation Ltd.(d)	29,516	241,150
BW LPG Ltd.(d)	32,143	211,582
CDL Hospitality Trusts	151,459	140,377
ESR-REIT	321,568	95,712
Ezion Holdings Ltd., Wts., expiring 04/16/2023(c)	177,436	0
Ezra Holdings Ltd.(b)(c)	1,165,297	0
Frasers Centrepoint Trust	75,523	147,393
Frasers Logistics & Commercial Trust(d)	299,123	324,570
IGG, Inc.	181,406	235,828
Jardine Cycle & Carriage Ltd.	20,154	327,421
Keppel DC REIT	69,215	155,422
Keppel Infrastructure Trust	302,883	126,667
Keppel REIT	237,309	218,158
Manulife US REIT(d)	133,637	98,223
Mapletree Commercial Trust	192,743	300,639
Mapletree Industrial Trust	135,335	292,677
Mapletree Logistics Trust	231,401	345,245
NetLink NBN Trust(d)	303,460	218,374
SATS Ltd.	90,125	261,458
Sembcorp Industries Ltd.	208,018	258,631
Sembcorp Marine Ltd.(b)	1,435,593	156,854
Singapore Exchange Ltd.	65,870	491,382
Singapore Post Ltd.	157,945	82,120
StarHub Ltd.	106,189	102,420
Suntec REIT	309,413	373,040
UOL Group Ltd.	82,469	454,881
		6,011,440
	Shares	Value
South Korea-9.92%
Amorepacific Group	5,935	$312,508
Asiana Airlines, Inc.	30,903	404,728
BGF retail Co. Ltd.(b)	1,429	217,173
BNK Financial Group, Inc.	56,548	278,544
Celltrion Healthcare Co. Ltd.(b)	2,055	263,994
Celltrion, Inc.(b)	2,623	759,746
Cheil Worldwide, Inc.	12,921	222,935
CJ CGV Co. Ltd.	5,179	124,313
CJ Corp.	5,065	426,083
CJ ENM Co. Ltd.	2,194	299,895
CJ Logistics Corp.(b)	2,537	381,026
Com2uSCorp.	1,380	197,513
Daeduck Co. Ltd.	4,331	25,902
Daeduck Electronics Co. Ltd.	8,249	99,554
Daesang Corp.	6,214	145,823
Daewoo Engineering & Construction Co. Ltd.(b)	63,749	336,241
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	9,770	213,550
Daishin Securities Co. Ltd.(b)	8,602	93,433
Daishin Securities Co. Ltd., Preference Shares	5,604	47,644
Daou Technology, Inc.	6,573	156,304
DB HiTek Co. Ltd.	5,295	291,116
DGB Financial Group, Inc.	51,141	291,228
Doosan Bobcat, Inc.	7,586	205,824
Doosan Co. Ltd.	5,317	244,318
Doosan Heavy Industries & Construction Co. Ltd.(b)	79,377	833,792
Doosan Infracore Co. Ltd.(a)(b)	64,113	467,694
Fila Holdings Corp.	5,728	218,653
Green Cross Corp.	1,050	397,528
GS Holdings Corp.	11,962	387,648
GS Home Shopping, Inc.	931	113,857
GS Retail Co. Ltd.	8,869	275,125
Handsome Co. Ltd.	4,232	117,661
Hanjin Kal Corp.	2,458	134,041
Hanjin Transportation Co. Ltd.	7,662	300,699
Hankook Tire & Technology Co. Ltd.	20,074	738,463
Hanmi Pharm Co. Ltd.	443	151,680
Hanon Systems	30,096	449,315
Hanssem Co. Ltd.	1,678	142,208
Hanwha Aerospace Co. Ltd.(b)	11,546	419,582
Hanwha Corp.	11,755	337,854
Hanwha Corp., Preference Shares	5,942	75,962
Hanwha Life Insurance Co. Ltd.	146,973	350,812
HDC Holdings Co. Ltd.	21,734	212,755
HDC Hyundai Development Co.-Engineering & Construction, Class E	7,809	190,932
Hite Jinro Co. Ltd.	6,792	193,693
HMM Co. Ltd.(b)	58,579	714,825
Hotel Shilla Co. Ltd.	3,734	270,052
HS Industries Co. Ltd.	8,081	48,980
Huchems Fine Chemical Corp.	6,477	123,912
Hyosung Corp.	3,667	243,243
Hyundai Construction Equipment Co. Ltd.	7,241	219,444
Hyundai Department Store Co. Ltd.	6,050	422,948
Hyundai Electric & Energy System Co. Ltd.	17,910	268,186
Hyundai Elevator Co. Ltd.	4,650	176,464
Hyundai Home Shopping Network Corp.	1,590	112,576
Hyundai Marine & Fire Insurance Co. Ltd.	19,973	355,322
Hyundai Mipo Dockyard Co. Ltd.	5,839	224,978
Hyundai Rotem Co. Ltd.	16,174	278,339
Hyundai Wia Corp.	9,938	806,696

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
Innocean Worldwide, Inc.	1,731	$99,038
IS Dongseo Co. Ltd.	4,092	196,442
JB Financial Group Co. Ltd.	22,751	105,355
Kakao Corp.(b)	2,170	855,507
Kangwon Land, Inc.	21,478	452,179
KCC Corp.	1,638	290,670
KEPCO Plant Service & Engineering Co. Ltd.	5,164	125,107
KIWOOM Securities Co. Ltd.	2,716	342,353
Kolon Industries, Inc.	7,528	275,251
Korea Aerospace Industries Ltd.	10,132	281,243
Korea Gas Corp.	17,272	478,663
Korea Investment Holdings Co. Ltd.	8,797	639,367
Korea Line Corp.	58,345	176,558
Korea Petrochemical Ind Co. Ltd.	2,139	543,068
Korean Reinsurance Co.	27,323	181,730
Kumho Petrochemical Co. Ltd.	6,648	1,470,928
Kumho Tire Co., Inc.	27,234	91,908
LF Corp.	7,863	101,222
LG Innotek Co. Ltd.	3,893	696,049
LG International Corp.	10,898	257,203
LIG Nex1 Co. Ltd.	4,310	143,140
Lotte Chilsung Beverage Co. Ltd.	1,016	105,360
Lotte Corp.	7,794	226,100
LOTTE Fine Chemical Co. Ltd.	5,312	258,334
Lotte Himart Co. Ltd.	6,497	228,260
LS Corp.	6,074	349,692
LS Electric Co. Ltd.	4,624	254,225
Mando Corp.	15,846	980,282
Meritz Fire & Marine Insurance Co. Ltd.	12,612	178,706
Meritz Securities Co. Ltd.	97,517	307,301
NCSoft Corp.(b)	769	655,156
Netmarble Corp.(b)(d)	1,382	162,465
NH Investment & Securities Co. Ltd.	41,122	406,220
NHN Corp.(b)	2,000	124,978
NongShim Co. Ltd.(b)	771	194,714
OCI Co. Ltd.(b)	9,002	791,880
Orion Corp.	2,567	275,380
Ottogi Corp.	214	107,325
Pan Ocean Co. Ltd.(b)	65,852	267,859
Paradise Co. Ltd.	6,716	94,862
Partron Co. Ltd.	9,584	96,817
Poongsan Corp.	7,875	200,641
Posco International Corp.	15,189	224,047
S&T Motiv Co. Ltd.	2,405	155,661
S-1 Corp.	2,897	209,259
Samsung Biologics Co. Ltd.(b)(d)	224	158,799
Samsung Card Co. Ltd.	7,169	190,344
Samsung Engineering Co. Ltd.(b)	38,513	425,206
Samsung Securities Co. Ltd.	16,043	541,412
Seoul Semiconductor Co. Ltd.	7,837	137,669
SFA Engineering Corp.	3,339	112,832
Shinsegae, Inc.	2,130	444,623
SK Chemicals Co. Ltd.	2,572	968,006
SK Discovery Co. Ltd.	6,658	380,933
SK Networks Co. Ltd.	67,367	310,758
SKC Co. Ltd.	4,466	483,091
Ssangyong Cement Industrial Co. Ltd.	23,858	137,782
Taeyoung Engineering & Construction Co. Ltd.	7,015	75,568
TY Holdings Co. Ltd.	6,889	146,574
WONIK IPS Co. Ltd.(b)	3,074	131,633
	Shares	Value
South Korea-(continued)
Youngone Corp.	8,363	$264,661
Yuhan Corp.	5,317	312,289
		36,695,999
Spain-1.84%
Almirall S.A.	9,562	131,038
Applus Services S.A.(b)	25,619	257,089
Atresmedia Corp de Medios de Comunicacion S.A.(b)	31,481	125,295
Befesa S.A.(d)	4,908	325,565
Cellnex Telecom S.A.(d)	3,825	224,496
Cia de Distribucion Integral Logista Holdings S.A.	14,877	280,871
CIE Automotive S.A.(a)	8,580	226,406
Construcciones y Auxiliar de Ferrocarriles S.A.	2,653	119,256
Distribuidora Internacional de Alimentacion S.A.(a)	866,912	125,543
Ebro Foods S.A.	5,545	120,990
EDP Renovaveis S.A.	14,065	385,325
Ence Energia y Celulosa S.A.(a)	34,167	134,906
Faes Farma S.A.	25,480	113,762
Gestamp Automocion S.A.(d)	110,681	515,006
Global Dominion Access S.A.(a)(d)	21,747	100,134
Indra Sistemas S.A.(a)(b)	24,182	213,583
Inmobiliaria Colonial SOCIMI S.A.	29,656	286,431
Lar Espana Real Estate Socimi S.A.(a)	12,219	68,658
Liberbank S.A.(b)	361,376	92,637
Mediaset Espana Comunicacion S.A.(b)	57,724	298,048
Melia Hotels International S.A.(a)(b)	26,528	174,036
Prosegur Cash S.A.(a)(d)	67,997	59,644
Prosegur Cia de Seguridad S.A.	60,340	167,727
Sacyr S.A.(a)	145,975	320,640
Siemens Gamesa Renewable Energy S.A., Class R	27,101	1,115,829
Tecnicas Reunidas S.A.(a)	12,708	168,130
Unicaja Banco S.A.(a)(b)(d)	189,144	131,211
Viscofan S.A.	5,388	380,971
Zardoya Otis S.A.	19,119	126,126
		6,789,353
Sweden-4.29%
AAK AB	15,502	304,344
AddTech AB, Class B	15,079	200,919
AF Poyry AB, Class B	9,500	260,691
Annehem Fastigheter AB, Class B(b)	9,316	33,437
Arjo AB, Class B	28,167	209,971
Atrium Ljungberg AB, Class B	6,455	124,907
Attendo AB(b)(d)	22,251	125,003
Avanza Bank Holding AB	8,819	241,369
Axfood AB	20,332	490,572
Beijer Ref AB	3,620	151,048
Betsson AB	36,362	343,736
Bilia AB, Class A(b)	17,424	217,315
Bonava AB, Class B(b)	27,118	288,252
Bravida Holding AB(d)	29,091	351,304
Bure Equity AB	5,182	173,054
Clas Ohlson AB, Class B(b)	11,676	106,661
Cloetta AB, Class B	42,236	121,680
Dios Fastigheter AB	12,450	107,081
Dometic Group AB(d)	51,439	713,492
Elekta AB, Class B	28,406	410,888
Fabege AB	24,331	364,649
Fastighets AB Balder, Class B(b)	6,998	352,313
Getinge AB, Class B	28,394	735,537
Hexpol AB	41,676	458,506
Holmen AB, Class B	12,786	587,841

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Sweden-(continued)
Hufvudstaden AB, Class A	6,713	$103,146
Indutrade AB(b)	22,407	462,097
Intrum AB(a)	12,406	338,648
Investment AB Latour, Class B	7,114	160,033
JM AB	14,494	509,257
Klovern AB, Class B(a)	63,002	104,971
Klovern AB, Preference Shares(a)	2,308	88,241
Kungsleden AB	24,098	247,907
Lifco AB, Class B	2,536	234,253
Lindab International AB	9,392	201,357
Loomis AB	12,430	319,906
Lundin Energy AB	11,789	323,221
Mekonomen AB(b)	14,569	164,218
Modern Times Group MTG AB, Class B(b)	10,731	163,337
Modern Times Group MTG AB, Rts., expiring 02/10/2021(b)	10,731	20,069
Mycronic AB(a)	6,661	187,583
Nibe Industrier AB, Class B	16,232	544,603
Nobia AB(b)	33,906	264,962
Nolato AB, Class B(b)	1,978	184,015
Nordic Entertainment Group AB, Class B(b)	6,229	327,057
Nyfosa AB(b)	15,129	147,103
Pandox AB(b)	11,240	170,275
Peab AB, Class B(b)	46,583	521,438
Ratos AB, Class B	82,740	382,188
Resurs Holding AB, Class A(b)(d)	28,088	153,007
Saab AB, Class B(a)(b)	16,162	455,145
SAS AB(a)(b)	974,798	197,404
Scandic Hotels Group AB(a)(b)(d)	36,022	134,911
Sweco AB, Class B	16,597	277,528
Swedish Orphan Biovitrum AB, Class B(b)	8,487	161,120
Thule Group AB(b)(d)	10,005	373,031
Wallenstam AB, Class B	14,113	216,001
Wihlborgs Fastigheter AB	12,373	255,761
		15,868,363
Switzerland-3.88%
Allreal Holding AG	1,804	393,814
ALSO Holding AG	949	254,958
Aryzta AG(a)	463,794	411,867
Autoneum Holding AG(b)	1,609	289,569
Banque Cantonale Vaudoise	3,408	362,023
Belimo Holding AG	21	162,174
BKW AG	2,920	334,802
Bobst Group S.A.(a)	2,151	154,748
Bucher Industries AG	1,059	502,597
Burckhardt Compression Holding AG	483	167,497
Cembra Money Bank AG	2,886	315,007
Conzzeta AG	146	187,095
Daetwyler Holding AG, BR	855	246,043
DKSH Holding AG	8,476	684,102
dormakaba Holding AG(a)	398	239,131
EFG International AG(a)	15,171	105,392
Emmi AG	207	215,703
EMS-Chemie Holding AG	591	558,713
Flughafen Zurich AG(b)	2,352	388,916
Forbo Holding AG	88	150,162
Galenica AG(d)	6,499	430,296
GAM Holding AG, (Acquired 03/15/2019 - 06/19/2020; Cost $228,212)(a)(b)(e)	73,609	175,583
Huber + Suhner AG	2,327	191,998
Implenia AG(a)	5,606	157,417
Ina Invest Holding AG	1,128	23,204
	Shares	Value
Switzerland-(continued)
Inficon Holding AG	152	$165,396
IWG PLC(b)	73,587	316,690
Komax Holding AG(a)	476	122,210
Landis+Gyr Group AG(b)	3,075	227,445
Logitech International S.A., Class R	10,633	1,109,915
Mediclinic International PLC	79,209	314,780
Mobimo Holding AG	724	228,692
OC Oerlikon Corp. AG	41,092	424,269
Rieter Holding AG(a)	892	92,248
Schweiter Technologies AG, BR	137	237,779
SFS Group AG	2,180	276,666
Siegfried Holding AG(a)	304	220,414
SIG Combibloc Group AG(b)	28,646	683,305
St Galler Kantonalbank AG	180	82,959
Stadler Rail AG	3,202	160,532
Straumann Holding AG	251	279,215
Sulzer AG	4,625	501,180
Tecan Group AG, Class R	529	256,889
Temenos AG	1,164	147,659
u-blox Holding AG	1,176	92,734
Valiant Holding AG	1,592	152,829
Valora Holding AG(a)(b)	944	181,032
VAT Group AG(b)(d)	1,597	445,566
Vetropack Holding AG	1,501	99,381
Vontobel Holding AG, Class R	3,679	298,381
Wizz Air Holdings PLC(a)(b)(d)	2,467	147,974
		14,368,951
Taiwan-0.03%
FIT Hon Teng Ltd.(b)(d)	280,897	119,911
Turkey-0.08%
Eldorado Gold Corp.(b)	27,637	310,455
Ukraine-0.11%
Ferrexpo PLC	100,459	389,296
United Arab Emirates-0.02%
Borr Drilling Ltd.(a)(b)	43,139	39,669
Network International Holdings PLC(b)(d)	10,504	49,504
NMC Health PLC(b)(c)	2,523	0
		89,173
United Kingdom-7.41%
888 Holdings PLC	54,098	224,348
AG Barr PLC	10,841	72,946
Airtel Africa PLC(d)	103,386	112,866
Ascential PLC(b)	30,819	140,335
Ashmore Group PLC	29,692	183,887
Assura PLC	199,407	198,524
Auto Trader Group PLC(d)	27,652	214,161
Avast PLC(a)(d)	13,144	85,229
AVEVA Group PLC	2,933	146,444
B&M European Value Retail S.A.(a)	108,587	798,046
Balfour Beatty PLC(b)	141,195	521,950
Big Yellow Group PLC	13,689	207,903
Bodycote PLC	33,633	324,911
Brewin Dolphin Holdings PLC	35,270	142,877
Britvic PLC	39,130	400,314
Cairn Energy PLC	62,474	154,764
Capital & Counties Properties PLC	95,804	184,181
Card Factory PLC(b)	106,892	52,622
Chemring Group PLC	32,516	132,390
Cineworld Group PLC(a)	220,199	233,073
Coats Group PLC	160,618	135,645

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Computacenter PLC	12,798	$413,346
Concentric AB	5,349	117,375
ConvaTec Group PLC(d)	126,114	346,706
Countryside Properties PLC(d)	35,877	212,436
Cranswick PLC	5,501	257,893
Crest Nicholson Holdings PLC(b)	63,369	281,417
Daily Mail and General Trust PLC, Class A	19,445	205,605
Dechra Pharmaceuticals PLC	3,955	195,842
Dialog Semiconductor PLC(b)	10,157	641,420
Diploma PLC	6,301	200,566
Domino’s Pizza Group PLC	41,744	188,707
Drax Group PLC	99,536	510,647
Dunelm Group PLC	10,695	169,775
Electrocomponents PLC	50,584	609,529
Elementis PLC(b)	106,050	160,336
Equiniti Group PLC(b)(d)	48,016	77,013
Essentra PLC	26,638	105,641
Firstgroup PLC(b)	168,606	166,123
Frasers Group PLC	44,389	260,400
Games Workshop Group PLC	1,388	196,890
Genus PLC	3,437	232,492
Go-Ahead Group PLC (The)(b)	7,245	97,946
Grafton Group PLC	39,789	473,441
Grainger PLC	47,044	172,355
Great Portland Estates PLC	34,361	307,832
Greggs PLC(b)	8,392	239,006
Halfords Group PLC	43,091	161,245
Halma PLC	15,836	536,909
Hargreaves Lansdown PLC(a)	13,005	305,112
Hill & Smith Holdings PLC	6,164	114,439
HomeServe PLC	20,073	287,771
Howden Joinery Group PLC(b)	49,671	458,360
Hunting PLC	40,247	110,479
Ibstock PLC(d)	53,573	151,841
Indivior PLC(a)(b)	179,720	338,105
Intu Properties PLC(a)(c)	628,322	0
J D Wetherspoon PLC(b)	7,804	123,346
JD Sports Fashion PLC(b)	17,695	181,512
John Laing Group PLC(d)	44,489	193,663
Jupiter Fund Management PLC	97,388	383,012
Just Group PLC(b)	145,004	151,928
Lancashire Holdings Ltd.	25,559	239,190
LondonMetric Property PLC	67,999	213,085
Marshalls PLC(b)	13,260	118,265
Marston’s PLC	143,287	161,935
Metro Bank PLC(a)(b)	84,326	137,103
Mitchells & Butlers PLC(b)	30,448	124,597
Moneysupermarket.com Group PLC	53,369	196,407
Morgan Advanced Materials PLC	35,128	140,854
National Express Group PLC(b)	48,844	167,816
NewRiver REIT PLC	59,562	67,723
Ocado Group PLC(b)	12,598	480,410
OSB Group PLC(b)	35,485	199,785
PageGroup PLC(b)	61,175	377,857
Paragon Banking Group PLC	47,371	295,066
Petrofac Ltd.(a)(b)	88,547	144,999
Pets at Home Group PLC	79,857	441,490
Picton Property Income Ltd. (The)	64,641	73,231
Playtech PLC(b)	78,783	503,060
Polypipe Group PLC(b)	18,328	129,364
Premier Oil PLC(a)(b)	393,508	103,210
Primary Health Properties PLC	73,886	147,320
	Shares	Value
United Kingdom-(continued)
Provident Financial PLC(b)	47,564	$160,022
PZ Cussons PLC	32,190	109,624
QinetiQ Group PLC	60,434	249,960
Rank Group PLC	21,534	36,963
Rathbone Brothers PLC	4,552	100,638
Redde Northgate PLC	31,066	104,730
Redrow PLC	29,334	211,679
Renishaw PLC(b)	2,637	217,268
Restaurant Group PLC (The)	94,116	88,271
Rightmove PLC	22,423	184,501
Rotork PLC	77,504	346,531
Safestore Holdings PLC	16,213	180,447
Saga PLC(a)(b)	16,027	54,316
Savills PLC	18,968	274,274
Senior PLC	71,703	93,884
Serco Group PLC(b)	157,315	253,398
Shaftesbury PLC(a)(b)	29,645	227,764
SIG PLC(b)	118,681	47,197
Softcat PLC	6,718	139,300
Spirax-Sarco Engineering PLC	4,148	631,121
Spirent Communications PLC	39,902	130,956
SSP Group PLC	48,252	192,021
St Modwen Properties PLC	13,521	72,133
Stagecoach Group PLC	76,940	78,184
Superdry PLC	18,154	51,753
Synthomer PLC	60,233	355,662
TalkTalk Telecom Group PLC(a)	92,425	124,253
Telecom Plus PLC(a)	7,634	136,699
TP ICAP PLC	75,514	231,242
Tritax Big Box REIT PLC, Class R	165,913	420,122
UK Commercial Property REIT Ltd.	98,547	88,502
Ultra Electronics Holdings PLC	9,181	251,769
UNITE Group PLC (The)	17,029	224,489
Vectura Group PLC	71,301	114,360
Vesuvius PLC	50,663	346,461
Victrex PLC	11,627	374,248
Virgin Money UK PLC(b)	193,440	344,392
Vistry Group PLC	25,372	293,708
WH Smith PLC(b)	11,125	233,736
Workspace Group PLC	15,239	149,727
		27,394,949
United States-0.34%
Primo Water Corp.	22,343	345,958
Reliance Worldwide Corp. Ltd.	84,192	275,826
Sims Ltd.	66,649	625,399
		1,247,183
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $304,752,473)		368,974,294
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.54%
Invesco Private Government Fund, 0.01%(f)(g)(h)	11,156,260	11,156,260

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	16,727,699	$16,734,390
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,889,378)		27,890,650
TOTAL INVESTMENTS IN SECURITIES-107.28% (Cost $332,641,851)		396,864,944
OTHER ASSETS LESS LIABILITIES-(7.28)%		(26,923,649)
NET ASSETS-100.00%		$369,941,295
Investment Abbreviations:
BR-Bearer Shares
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2021.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $14,583,879, which represented 3.94% of the Fund’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at period end was $252,541, which represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,387,964	$(2,387,964)	$-	$-	$-	$19
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,949,871	15,194,127	(9,987,738)	-	-	11,156,260	593*
Invesco Private Prime Fund	9,237,533	20,064,465	(12,569,179)	953	618	16,734,390	5,048*
Total	$15,187,404	$37,646,556	$(24,944,881)	$953	$618	$27,890,650	$5,660

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Brazil-9.14%
Ambev S.A.	1,330,250	$3,681,501
B3 S.A. - Brasil, Bolsa, Balcao	217,585	2,383,183
Banco Bradesco S.A.	589,011	2,334,575
Banco Bradesco S.A., Preference Shares	2,152,136	9,752,066
Banco BTG Pactual S.A.	52,300	910,502
Banco do Brasil S.A.	693,158	4,298,792
Banco Santander Brasil S.A.	213,000	1,531,642
Braskem S.A., Class A, Preference Shares(a)	182,009	807,410
BRF S.A.(a)	288,000	1,119,348
CCR S.A.	368,700	818,470
Centrais Eletricas Brasileiras S.A.	180,110	946,446
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	85,500	450,070
Cia Brasileira de Distribuicao	96,379	1,332,421
Cia de Saneamento Basico do Estado de Sao Paulo	98,592	738,029
Cia Energetica de Minas Gerais	54,105	160,539
Cia Energetica de Minas Gerais, Preference Shares	630,080	1,581,042
Cia Paranaense de Energia	9,300	105,865
Cia Paranaense de Energia, Class B, Preference Shares	48,308	577,599
Cia Siderurgica Nacional S.A.	379,382	2,112,407
Cielo S.A.	1,098,822	827,173
Cogna Educacao(a)	694,200	574,712
Embraer S.A.(a)	429,467	691,426
Equatorial Energia S.A.	146,600	604,686
Gerdau S.A., Preference Shares	554,017	2,359,246
IRB Brasil Resseguros S.A.	230,900	304,498
Itau Unibanco Holding S.A.	290,800	1,375,238
Itau Unibanco Holding S.A., Preference Shares	2,737,075	14,207,373
Klabin S.A.	210,700	1,084,421
Lojas Americanas S.A.(a)	34,210	118,237
Lojas Americanas S.A., Preference Shares	117,420	518,091
Lojas Renner S.A.	80,846	614,073
Marfrig Global Foods S.A.(a)	287,400	699,583
Metalurgica Gerdau S.A., Preference Shares	1,141,400	2,211,825
Petrobras Distribuidora S.A.	390,800	1,664,913
Petroleo Brasileiro S.A.	1,233,262	6,173,369
Petroleo Brasileiro S.A., Preference Shares	1,946,447	9,515,211
Suzano S.A.(a)	131,068	1,489,586
Telefonica Brasil S.A.	239,043	1,978,981
TIM S.A.	283,266	690,039
Ultrapar Participacoes S.A.	856,392	3,416,314
Vale S.A.	1,551,238	24,988,577
		111,749,479
Canada-0.19%
Canadian Solar, Inc.(a)	42,161	2,308,315
Chile-0.61%
Banco de Chile	17,870,594	1,827,863
Banco Santander Chile	30,852,222	1,567,300
Enel Americas S.A.	12,502,075	1,886,716
Enel Chile S.A.(a)	10,251,907	744,799
	Shares	Value
Chile-(continued)
Falabella S.A.	319,338	$1,096,978
Latam Airlines Group S.A.(a)	180,459	307,575
		7,431,231
China-34.85%
Agile Group Holdings Ltd.	761,593	950,782
Agricultural Bank of China Ltd., A Shares	7,349,000	3,583,047
Agricultural Bank of China Ltd., H Shares	21,971,626	7,934,194
Air China Ltd., A Shares	216,800	241,605
Air China Ltd., H Shares	884,776	615,042
Alibaba Group Holding Ltd., ADR(a)	96,474	24,487,995
Aluminum Corp. of China Ltd., A Shares(a)	906,400	448,935
Aluminum Corp. of China Ltd., H Shares(a)	3,921,989	1,193,716
Anhui Conch Cement Co. Ltd., A Shares	67,000	523,075
Anhui Conch Cement Co. Ltd., H Shares	281,885	1,670,475
ANTA Sports Products Ltd.	106,141	1,756,275
Baidu, Inc., ADR(a)	65,579	15,412,377
Bank of China Ltd., A Shares	3,566,900	1,750,104
Bank of China Ltd., H Shares	50,561,685	17,149,833
Bank of Communications Co. Ltd., A Shares	2,531,193	1,747,326
Bank of Communications Co. Ltd., H Shares	6,652,248	3,603,299
Baoshan Iron & Steel Co. Ltd., A Shares	1,191,000	1,209,287
Beijing Enterprises Holdings Ltd.	219,610	719,397
Beijing Enterprises Water Group Ltd.	2,050,541	835,676
BYD Co. Ltd., A Shares	26,200	1,001,641
BYD Co. Ltd., H Shares(b)	134,003	4,102,776
China CITIC Bank Corp. Ltd., A Shares	601,501	486,913
China CITIC Bank Corp. Ltd., H Shares	8,180,058	3,629,087
China Communications Services Corp. Ltd., H Shares	1,429,576	639,763
China Conch Venture Holdings Ltd.	202,833	966,575
China Construction Bank Corp., A Shares	443,100	463,620
China Construction Bank Corp., H Shares	56,976,664	43,207,282
China Everbright Bank Co. Ltd., A Shares	2,265,300	1,420,020
China Everbright Bank Co. Ltd., H Shares	2,342,012	963,524
China Everbright Environment Group Ltd.	1,610,681	907,765
China Evergrande Group	1,228,547	2,367,146
China Gas Holdings Ltd.	286,393	1,012,035
China Jinmao Holdings Group Ltd.	2,180,284	857,621
China Life Insurance Co. Ltd., A Shares	88,100	492,944
China Life Insurance Co. Ltd., H Shares	1,830,010	3,884,775
China Longyuan Power Group Corp. Ltd., H Shares	1,750,801	2,565,061
China Merchants Bank Co. Ltd., A Shares	543,800	4,301,043
China Merchants Bank Co. Ltd., H Shares	1,363,754	10,473,707
China Merchants Port Holdings Co. Ltd.	592,552	826,868
China Minsheng Banking Corp. Ltd., A Shares	2,227,345	1,761,660
China Minsheng Banking Corp. Ltd., H Shares	5,789,548	3,315,204
China National Building Material Co. Ltd., H Shares	3,474,557	4,162,917
China Overseas Land & Investment Ltd.	1,863,499	4,201,005
China Pacific Insurance (Group) Co. Ltd., A Shares	178,000	955,736
China Pacific Insurance (Group) Co. Ltd., H Shares	976,330	4,041,888
China Petroleum & Chemical Corp., A Shares	2,489,000	1,521,723
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
China Petroleum & Chemical Corp., H Shares	26,092,724	$12,484,638
China Railway Group Ltd., H Shares	4,045,494	1,841,742
China Resources Land Ltd.	1,045,968	4,168,305
China Resources Power Holdings Co. Ltd.	859,967	910,558
China Shenhua Energy Co. Ltd., A Shares	383,700	1,033,367
China Shenhua Energy Co. Ltd., H Shares	2,570,980	4,768,043
China Southern Airlines Co. Ltd., A Shares(a)	425,401	383,867
China Southern Airlines Co. Ltd., H Shares(a)	1,020,008	569,605
China State Construction Engineering Corp. Ltd., A Shares	3,336,137	2,483,720
China Taiping Insurance Holdings Co. Ltd.	959,076	1,699,505
China Tower Corp. Ltd., H Shares(c)	8,509,030	1,229,082
China Vanke Co. Ltd., A Shares	279,100	1,200,500
China Vanke Co. Ltd., H Shares	628,316	2,256,763
CIFI Holdings Group Co. Ltd.	1,292,690	1,065,315
CITIC Ltd.	1,288,131	1,006,735
CITIC Securities Co. Ltd., A Shares	160,900	706,029
CITIC Securities Co. Ltd., H Shares	486,621	1,070,662
Country Garden Holdings Co. Ltd.	3,319,312	4,011,163
CSPC Pharmaceutical Group Ltd.	731,678	747,357
Dongfeng Motor Group Co. Ltd., H Shares	1,493,864	1,477,709
ENN Energy Holdings Ltd.	148,044	2,294,975
Fosun International Ltd.	1,356,306	2,064,060
GCL-Poly Energy Holdings Ltd.(a)	18,646,119	5,771,415
Geely Automobile Holdings Ltd.(b)	1,146,672	4,192,517
GF Securities Co. Ltd., A Shares	143,000	351,258
GF Securities Co. Ltd., H Shares	487,333	712,724
Great Wall Motor Co. Ltd., A Shares	123,400	800,664
Great Wall Motor Co. Ltd., H Shares	1,617,544	5,069,265
Guangdong Investment Ltd.	615,459	1,081,083
Guangzhou Automobile Group Co. Ltd., A Shares	64,100	104,174
Guangzhou Automobile Group Co. Ltd., H Shares	817,086	745,023
Guangzhou R&F Properties Co. Ltd., H Shares	1,173,247	1,448,052
Haitong Securities Co. Ltd., A Shares	179,700	340,998
Haitong Securities Co. Ltd., H Shares	994,549	886,312
Hengan International Group Co. Ltd.	203,560	1,460,966
Huadian Power International Corp. Ltd., A Shares	590,709	294,404
Huadian Power International Corp. Ltd., H Shares(b)	2,066,545	527,707
Huaneng Power International, Inc., A Shares	563,400	363,636
Huaneng Power International, Inc., H Shares	4,935,614	1,750,477
Huatai Securities Co. Ltd., A Shares	130,900	352,333
Huatai Securities Co. Ltd., H Shares(c)	414,057	660,026
Huaxia Bank Co. Ltd., A Shares	881,300	832,084
Industrial & Commercial Bank of China Ltd., A Shares	3,515,612	2,769,698
Industrial & Commercial Bank of China Ltd., H Shares	46,180,147	29,481,061
Industrial Bank Co. Ltd., A Shares	982,400	3,512,481
JD.com, Inc., ADR(a)	122,349	10,851,133
Jiangxi Copper Co. Ltd., A Shares	139,600	407,080
Jiangxi Copper Co. Ltd., H Shares	1,102,042	1,819,243
Kunlun Energy Co. Ltd.	2,056,775	1,758,664
	Shares	Value
China-(continued)
Kweichow Moutai Co. Ltd., A Shares	5,700	$1,866,987
Longfor Group Holdings Ltd.(c)	459,173	2,596,741
Meituan Dianping, B Shares(a)	159,481	7,318,086
Metallurgical Corp. of China Ltd., A Shares	1,234,400	538,789
Metallurgical Corp. of China Ltd., H Shares	3,138,379	607,127
NetEase, Inc., ADR	34,927	4,016,256
New China Life Insurance Co. Ltd., A Shares	50,900	380,757
New China Life Insurance Co. Ltd., H Shares	288,248	1,076,211
People’s Insurance Co. Group of China Ltd. (The), H Shares	3,092,950	953,352
PetroChina Co. Ltd., H Shares	18,913,951	5,732,350
PICC Property & Casualty Co. Ltd., H Shares	3,101,808	2,264,196
Ping An Bank Co. Ltd., A Shares	551,700	1,971,699
Ping An Insurance (Group) Co. of China Ltd., A Shares	200,900	2,459,010
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,368,347	16,112,007
Postal Savings Bank of China Co. Ltd., H Shares(c)	4,056,364	2,898,206
SAIC Motor Corp. Ltd., A Shares	553,056	1,878,103
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	80,100	223,905
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	509,771	882,288
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,454,652	2,242,499
Shenzhou International Group Holdings Ltd.	80,213	1,573,463
Shimao Group Holdings Ltd.	688,281	2,001,681
Sino Biopharmaceutical Ltd.	931,800	868,848
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	347,000	184,220
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	2,845,530	631,211
Sinopharm Group Co. Ltd., H Shares	746,080	1,822,418
Sunac China Holdings Ltd.	426,446	1,592,191
Sunac Services Holdings Ltd.(a)(c)	13,755	38,672
Tencent Holdings Ltd.	272,550	23,954,916
Trip.com Group Ltd., ADR(a)	84,601	2,692,850
Vipshop Holdings Ltd., ADR(a)	122,268	3,352,589
Weichai Power Co. Ltd., A Shares	143,600	469,865
Weichai Power Co. Ltd., H Shares	642,866	1,898,622
Xiaomi Corp., B Shares(a)(c)	1,376,356	5,183,179
Yangzijiang Shipbuilding Holdings Ltd.	1,294,804	961,029
Yanzhou Coal Mining Co. Ltd., A Shares	71,800	96,574
Yanzhou Coal Mining Co. Ltd., H Shares	1,445,805	1,118,777
Zijin Mining Group Co. Ltd., A Shares	378,000	561,664
Zijin Mining Group Co. Ltd., H Shares	1,537,608	1,713,334
ZTO Express Cayman, Inc., ADR	36,232	1,198,555
		426,114,144
Hong Kong-0.11%
Nine Dragons Paper Holdings Ltd.	908,067	1,405,341
India-9.02%
Axis Bank Ltd.(a)	352,646	3,204,071
Bharat Petroleum Corp. Ltd.	642,684	3,379,024
Bharti Airtel Ltd.	323,905	2,457,700

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
India-(continued)
Coal India Ltd.	1,059,155	$1,827,681
GAIL (India) Ltd.	553,065	949,822
Grasim Industries Ltd.	170,538	2,467,495
HCL Technologies Ltd.	216,994	2,718,373
Hero MotoCorp Ltd.	36,615	1,634,050
Hindalco Industries Ltd.	798,171	2,475,687
Hindustan Petroleum Corp. Ltd.	685,536	2,053,977
Hindustan Unilever Ltd.	47,063	1,460,333
Housing Development Finance Corp. Ltd.	221,588	7,221,655
Indiabulls Housing Finance Ltd.	317,509	830,545
Indian Oil Corp. Ltd.	1,490,893	1,905,507
Indus Towers Ltd.	302,138	958,675
Infosys Ltd.	705,822	11,986,688
ITC Ltd.	632,310	1,761,472
Jindal Steel & Power Ltd.	404,423	1,450,901
JSW Steel Ltd.	507,757	2,553,052
Larsen & Toubro Ltd.	87,901	1,608,024
Mahindra & Mahindra Ltd.	258,556	2,656,436
Maruti Suzuki India Ltd.	20,757	2,050,280
NTPC Ltd.	1,337,906	1,631,123
Oil & Natural Gas Corp. Ltd.	1,865,084	2,257,222
Power Finance Corp. Ltd.	525,013	790,110
REC Ltd.	560,288	1,017,519
Reliance Industries Ltd.	598,675	15,114,164
Shriram Transport Finance Co. Ltd.	50,786	898,883
State Bank of India	835,866	3,231,878
Sun Pharmaceutical Industries Ltd.	218,726	1,757,363
Tata Consultancy Services Ltd.	126,542	5,396,333
Tata Motors Ltd.(a)	1,540,308	5,546,038
Tata Motors Ltd., Class A(a)	577,742	827,099
Tata Steel Ltd.	280,984	2,314,575
Tech Mahindra Ltd.	85,059	1,120,830
Vedanta Ltd.	2,008,828	4,439,741
Vodafone Idea Ltd.(a)	16,768,527	2,574,116
Wipro Ltd.	298,223	1,708,160
Yes Bank Ltd.(a)	409,658	88,434
		110,325,036
Indonesia-1.15%
PT Astra International Tbk	3,743,978	1,627,816
PT Bank Central Asia Tbk	947,120	2,281,729
PT Bank Mandiri (Persero) Tbk	5,154,954	2,415,810
PT Bank Negara Indonesia (Persero) Tbk	2,823,260	1,116,828
PT Bank Rakyat Indonesia (Persero) Tbk	11,796,122	3,514,454
PT Telekomunikasi Indonesia (Persero) Tbk	14,124,906	3,131,038
		14,087,675
Malaysia-0.63%
CIMB Group Holdings Bhd.	1,009,200	958,647
Malayan Banking Bhd.	986,100	1,905,118
MISC Bhd.	626,500	923,671
Public Bank Bhd.	2,572,300	2,666,156
Tenaga Nasional Bhd.	507,500	1,211,472
		7,665,064
Mexico-3.19%
America Movil S.A.B. de C.V., Series L(b)	11,623,931	7,857,153
Cemex S.A.B. de C.V., Series CPO(a)(d)	15,064,923	8,760,278
Coca-Cola FEMSA S.A.B. de C.V., Series L	196,424	863,650
Fibra Uno Administracion S.A. de C.V.	1,171,322	1,325,763
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(b)(e)	647,549	4,473,142
	Shares	Value
Mexico-(continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	974,334	$4,893,471
Grupo Mexico S.A.B. de C.V., Class B	978,353	4,249,439
Grupo Televisa S.A.B., Series CPO(a)(b)(f)	994,337	1,523,698
Orbia Advance Corp. S.A.B. de C.V.(b)	407,117	889,382
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,433,774	4,136,807
		38,972,783
Romania-0.06%
NEPI Rockcastle PLC	114,217	694,294
Russia-8.64%
Aeroflot PJSC(a)	587,929	545,612
Alrosa PJSC	1,259,989	1,668,281
Gazprom PJSC	9,804,089	27,861,824
Inter RAO UES PJSC	14,838,909	1,032,421
LUKOIL PJSC	251,122	17,976,120
Magnit PJSC	75,092	4,893,627
MMC Norilsk Nickel PJSC	13,909	4,520,156
Mobile TeleSystems PJSC	604,449	2,643,691
Moscow Exchange MICEX-RTS PJSC	529,139	1,102,381
Novatek PJSC	183,725	3,102,235
Novolipetskiy Metallurgicheskiy Kombinat PAO	666,013	1,856,523
Rosneft Oil Co. PJSC	735,956	4,635,166
Rosseti PJSC	43,661,481	928,138
RusHydro PJSC	88,357,241	913,427
Sberbank of Russia PJSC	4,841,353	16,581,732
Severstal PAO	155,692	2,604,543
Sistema PJSFC	4,289,784	1,808,858
Surgutneftegas PJSC	4,407,767	1,963,177
Surgutneftegas PJSC, Preference Shares	5,104,384	2,704,049
Tatneft PJSC	550,144	3,575,723
Tatneft PJSC, Preference Shares	51,251	310,696
VTB Bank PJSC	5,043,989,483	2,453,450
		105,681,830
Saudi Arabia-2.50%
Al Rajhi Bank	261,307	5,085,759
Alinma Bank	256,654	1,118,103
Etihad Etisalat Co.(a)	177,715	1,359,840
National Commercial Bank	192,158	2,208,094
Riyad Bank	240,853	1,370,340
Samba Financial Group	185,903	1,494,361
Saudi Arabian Oil Co.(c)	145,434	1,347,419
Saudi Basic Industries Corp.	321,445	8,792,977
Saudi Kayan Petrochemical Co.(a)	456,372	1,756,985
Saudi Telecom Co.	110,467	3,333,964
Savola Group (The)	104,911	1,103,443
Yanbu National Petrochemical Co., Class A	91,385	1,559,326
		30,530,611
South Africa-5.13%
Absa Group Ltd.	384,921	2,921,589
Aspen Pharmacare Holdings Ltd.(a)	193,937	1,843,448
Bid Corp. Ltd.	106,697	1,790,227
Bidvest Group Ltd. (The)	129,601	1,350,554
Discovery Ltd.	130,586	1,115,826
Exxaro Resources Ltd.	117,300	1,176,702
FirstRand Ltd.	1,341,900	4,259,491
Foschini Group Ltd. (The)(a)	130,747	892,928
Gold Fields Ltd.	237,407	2,347,652

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
South Africa-(continued)
Growthpoint Properties Ltd.	1,051,787	$846,880
Impala Platinum Holdings Ltd.	93,939	1,292,960
Mr Price Group Ltd.	86,169	989,605
MTN Group Ltd.	591,745	2,460,936
MultiChoice Group	185,861	1,592,583
Naspers Ltd., Class N	26,045	6,017,905
Nedbank Group Ltd.	186,142	1,513,497
Netcare Ltd.	828,081	736,072
Old Mutual Ltd.	2,476,298	2,135,349
Remgro Ltd.	181,192	1,209,752
Sanlam Ltd.	655,621	2,511,417
Sappi Ltd.(a)	687,638	1,952,476
Sasol Ltd.(a)	358,754	3,932,292
Shoprite Holdings Ltd.	343,396	3,196,588
Sibanye Stillwater Ltd.	387,122	1,516,083
SPAR Group Ltd. (The)	113,507	1,463,356
Standard Bank Group Ltd.	543,548	4,546,268
Telkom S.A. SOC Ltd.	511,239	1,143,898
Tiger Brands Ltd.	97,584	1,291,785
Truworths International Ltd.	306,992	910,422
Vodacom Group Ltd.	250,097	2,056,436
Woolworths Holdings Ltd.	583,644	1,742,111
		62,757,088
Taiwan-18.91%
ASE Technology Holding Co. Ltd.	1,414,000	4,645,585
Asia Cement Corp.	915,000	1,307,026
Asustek Computer, Inc.	194,738	1,992,409
AU Optronics Corp.(a)	11,208,000	5,903,687
Catcher Technology Co. Ltd.	346,000	2,446,496
Cathay Financial Holding Co. Ltd.	2,358,440	3,360,477
Chailease Holding Co. Ltd.	315,418	1,745,908
China Development Financial Holding Corp.	3,200,000	1,019,338
China Steel Corp.	1,419,360	1,163,264
Chunghwa Telecom Co. Ltd.	1,323,000	5,102,544
Compal Electronics, Inc.	1,567,000	1,200,327
CTBC Financial Holding Co. Ltd.	4,110,838	2,789,248
Delta Electronics, Inc.	711,506	7,177,946
E.Sun Financial Holding Co. Ltd.	2,273,318	1,915,911
Far Eastern New Century Corp.	1,002,000	930,346
Far EasTone Telecommunications Co. Ltd.	459,000	983,484
First Financial Holding Co. Ltd.	1,796,192	1,295,709
Formosa Chemicals & Fibre Corp.	626,920	1,732,831
Formosa Petrochemical Corp.	464,000	1,476,382
Formosa Plastics Corp.	762,280	2,368,301
Foxconn Technology Co. Ltd.	444,000	1,186,008
Fubon Financial Holding Co. Ltd.	1,826,928	2,971,755
Hon Hai Precision Industry Co. Ltd.	5,494,064	21,876,195
Hotai Motor Co. Ltd.	52,000	1,052,906
Innolux Corp.(a)	14,527,490	6,770,244
Largan Precision Co. Ltd.	13,000	1,364,878
Lite-On Technology Corp.	854,313	1,674,914
MediaTek, Inc.	412,091	12,876,694
Mega Financial Holding Co. Ltd.	2,435,080	2,447,907
Micro-Star International Co. Ltd.	293,000	1,365,467
Nan Ya Plastics Corp.	643,940	1,508,525
Novatek Microelectronics Corp.	169,000	2,377,859
Pegatron Corp.	1,010,106	2,828,044
Powertech Technology, Inc.	279,200	971,130
President Chain Store Corp.	115,000	1,096,509
Quanta Computer, Inc.	1,287,000	3,708,987
	Shares	Value
Taiwan-(continued)
Shanghai Commercial & Savings Bank Ltd. (The)	618,000	$825,398
Shin Kong Financial Holding Co. Ltd.	5,978,998	1,718,808
SinoPac Financial Holdings Co. Ltd.	2,438,000	953,347
Taishin Financial Holding Co. Ltd.	1,923,874	858,796
Taiwan Cement Corp.	2,012,821	2,885,984
Taiwan Mobile Co. Ltd.	450,400	1,547,308
Taiwan Semiconductor Manufacturing Co. Ltd.	3,983,000	84,062,244
Uni-President Enterprises Corp.	1,234,941	2,998,875
United Microelectronics Corp.	6,848,000	12,227,480
Wistron Corp.	1,883,875	2,102,351
Yageo Corp.	94,000	1,926,828
Yuanta Financial Holding Co. Ltd.	2,111,257	1,500,367
Zhen Ding Technology Holding Ltd.	226,000	920,061
		231,163,088
Tanzania-0.16%
AngloGold Ashanti Ltd.	79,650	1,913,664
Thailand-3.67%
Advanced Info Service PCL, NVDR	328,340	1,886,885
Bangkok Bank PCL, Foreign Shares	302,091	1,145,584
Banpu PCL, NVDR	4,719,301	1,639,851
Charoen Pokphand Foods PCL, NVDR	1,913,250	1,741,933
CP ALL PCL, NVDR(a)	1,032,783	1,975,504
Indorama Ventures PCL, NVDR	1,020,690	1,193,590
IRPC PCL, NVDR	13,150,542	1,493,881
Kasikornbank PCL, Foreign Shares	329,688	1,398,943
Kasikornbank PCL, NVDR	168,320	714,221
Krung Thai Bank PCL, NVDR	4,460,838	1,713,987
PTT Exploration & Production PCL, NVDR	573,484	1,983,147
PTT Global Chemical PCL, NVDR	1,808,377	3,564,793
PTT PCL, NVDR	8,779,461	11,073,326
Siam Cement PCL (The), NVDR	459,841	5,807,548
Siam Commercial Bank PCL (The), NVDR	1,589,105	5,004,115
Thai Oil PCL, NVDR	1,052,904	1,917,249
Thanachart Capital PCL, NVDR	556,520	599,658
		44,854,215
Turkey-1.65%
Akbank T.A.S.(a)	2,091,748	1,828,506
BIM Birlesik Magazalar A.S.	137,839	1,358,843
Eregli Demir ve Celik Fabrikalari TAS	1,328,975	2,612,974
Haci Omer Sabanci Holding A.S.	1,225,863	1,768,629
KOC Holding A.S.	583,029	1,613,645
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	132,695	1,807,205
Turk Hava Yollari AO(a)	829,372	1,376,131
Turkcell Iletisim Hizmetleri A.S.	1,070,723	2,338,470
Turkiye Garanti Bankasi A.S.(a)	1,548,520	1,975,299
Turkiye Halk Bankasi A.S.	1,618,830	1,166,684
Turkiye Is Bankasi A.S., Class C(a)	1,854,698	1,560,300
Turkiye Vakiflar Bankasi T.A.O., Class D	1,404,001	832,955
		20,239,641
United States-0.24%
JBS S.A.	649,982	2,878,623
Total Common Stocks & Other Equity Interests (Cost $1,059,163,065)		1,220,772,122

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $3,331,063)	3,331,062	$3,331,063
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $1,062,494,128)		1,224,103,185
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.41%
Invesco Private Government Fund, 0.01%(g)(h)(i)	2,000,203	2,000,203
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(g)(h)(i)	2,999,105	$3,000,304
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,000,318)		5,000,507
TOTAL INVESTMENTS IN SECURITIES-100.53% (Cost $1,067,494,446)		1,229,103,692
OTHER ASSETS LESS LIABILITIES-(0.53)%		(6,431,669)
NET ASSETS-100.00%		$1,222,672,023

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $13,953,325, which represented 1.14% of the Fund’s Net Assets.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,309,256	$49,360,537	$(47,338,730)	$-	$-	$3,331,063	$93
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	740,440	7,604,351	(6,344,588)	-	-	2,000,203	139*
Invesco Private Prime Fund	1,110,660	8,877,529	(6,988,278)	189	204	3,000,304	1,215*
Total	$3,160,356	$65,842,417	$(60,671,596)	$189	$204	$8,331,570	$1,447

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Austria-0.95%
Verbund AG(a)	47,798	$4,320,395
Canada-9.51%
Ballard Power Systems, Inc.(a)(b)	190,659	6,526,688
Boralex, Inc., Class A	121,125	4,757,009
Canadian Solar, Inc.(a)(b)	88,675	4,854,956
GreenPower Motor Co., Inc.(b)	207,936	5,986,478
Innergex Renewable Energy, Inc.	186,336	4,276,779
Lithium Americas Corp.(a)(b)	393,098	7,747,962
TransAlta Renewables, Inc.(a)	257,113	4,327,316
Xebec Adsorption, Inc.(a)(b)	652,866	4,885,826
		43,363,014
Chile-0.89%
Sociedad Quimica y Minera de Chile S.A., ADR	79,840	4,067,050
China-12.53%
BYD Co. Ltd., H Shares	160,900	4,926,283
Daqo New Energy Corp., ADR(b)	65,104	5,733,058
Flat Glass Group Co. Ltd., H Shares	1,366,984	5,641,518
Ganfeng Lithium Co. Ltd., H Shares(c)	383,539	5,406,451
JinkoSolar Holding Co. Ltd., ADR(b)	60,471	3,748,597
NIO, Inc., ADR(b)	83,506	4,759,842
ReneSola Ltd., ADR(a)(b)	463,974	9,604,262
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(a)	2,252,091	4,699,450
Xinyi Energy Holdings Ltd.	6,889,392	4,264,860
Xinyi Solar Holdings Ltd.	2,087,167	4,576,029
XPeng, Inc., ADR(a)(b)	78,643	3,789,020
		57,149,370
Denmark-2.61%
Novozymes A/S, Class B	66,830	4,030,323
Orsted A/S(c)	21,151	4,031,888
Vestas Wind Systems A/S	17,660	3,848,160
		11,910,371
Finland-0.83%
Caverion OYJ(b)	528,334	3,799,890
France-2.51%
Albioma S.A.	69,908	3,562,868
McPhy Energy S.A.(b)	101,090	3,776,540
Neoen S.A.(b)(c)	58,283	4,121,029
		11,460,437
Germany-6.69%
2G Energy AG	36,869	4,201,506
CropEnergies AG	271,179	4,118,195
Encavis AG	161,309	4,399,626
Nordex SE(b)	152,379	4,354,149
PNE AG	393,706	3,711,714
SMA Solar Technology AG(b)	56,484	4,131,072
VERBIO Vereinigte BioEnergie AG	110,264	5,592,822
		30,509,084
Guernsey-0.83%
Renewables Infrastructure Group Ltd. (The)	2,168,009	3,780,933
India-0.95%
Azure Power Global Ltd.(b)	114,443	4,338,534
Ireland-0.69%
Kingspan Group PLC(b)	46,536	3,166,051
Israel-0.80%
Enlight Renewable Energy Ltd.(b)	1,930,559	3,636,781
	Shares	Value
Italy-2.55%
Falck Renewables S.p.A.	563,460	$4,357,148
Prysmian S.p.A.	112,182	3,630,765
Terna Rete Elettrica Nazionale S.p.A.	499,359	3,636,390
		11,624,303
Japan-2.57%
GS Yuasa Corp.	139,983	4,118,130
RENOVA, Inc.(b)	115,293	4,085,554
West Holdings Corp.(a)	83,734	3,515,076
		11,718,760
Netherlands-2.78%
Alfen Beheer B.V.(b)(c)	43,590	4,273,672
Koninklijke DSM N.V.	22,466	3,930,330
Signify N.V.(b)(c)	93,385	4,458,723
		12,662,725
New Zealand-2.85%
Mercury NZ Ltd.	830,507	4,264,644
Meridian Energy Ltd.	799,314	4,118,870
Tilt Renewables Ltd.(a)(b)	1,015,459	4,595,965
		12,979,479
Norway-1.94%
NEL ASA(b)	1,318,640	4,742,383
Scatec ASA(c)	107,825	4,109,805
		8,852,188
South Korea-3.86%
CS Wind Corp.	27,759	3,970,535
Doosan Fuel Cell Co. Ltd.(b)	71,921	3,581,262
Ecopro Co. Ltd.	1,266	66,095
Iljin Materials Co. Ltd.(b)	81,986	5,233,149
Samsung SDI Co. Ltd.	7,216	4,734,976
		17,586,017
Spain-5.28%
Acciona S.A.(a)	26,815	4,029,845
EDP Renovaveis S.A.	154,873	4,242,902
Grenergy Renovables(b)	115,564	4,633,160
Siemens Gamesa Renewable Energy S.A., Class R	106,770	4,396,040
Solaria Energia y Medio Ambiente S.A.(a)(b)	146,714	3,785,880
Solarpack Corp. Tecnologica S.A.(b)	119,328	3,015,411
		24,103,238
Sweden-2.86%
Eolus Vind AB, Class B(a)(b)	161,565	4,146,496
Nibe Industrier AB, Class B	121,049	4,061,340
PowerCell Sweden AB(b)	106,942	4,852,510
		13,060,346
Switzerland-1.67%
Gurit Holding AG, BR	1,369	4,039,596
Landis+Gyr Group AG(b)	48,377	3,578,245
		7,617,841
Taiwan-2.09%
Motech Industries, Inc.(b)	3,134,000	3,072,165
Sino-American Silicon Products, Inc.	613,000	3,327,417
United Renewable Energy Co. Ltd.(b)	7,435,000	3,133,042
		9,532,624
United Kingdom-3.01%
Ceres Power Holdings PLC(b)	246,622	4,490,653
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Greencoat UK Wind PLC	2,127,910	$3,997,362
ITM Power PLC(b)	697,205	5,265,714
		13,753,729
United States-28.75%
Ameresco, Inc., Class A(b)	79,838	4,478,114
American Superconductor Corp.(b)	170,204	4,207,443
Arcosa, Inc.	68,595	3,826,915
Array Technologies, Inc.(b)	92,070	3,752,773
Bloom Energy Corp., Class A(b)	144,076	5,029,693
Cree, Inc.(b)	41,167	4,161,160
Enphase Energy, Inc.(b)	22,838	4,164,509
Eos Energy Enterprises, Inc.(a)(b)	256,202	5,726,115
First Solar, Inc.(b)	40,716	4,036,991
Fisker, Inc.(b)	243,011	3,652,455
FuelCell Energy, Inc.(b)	442,016	9,176,252
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	63,103	3,732,543
Itron, Inc.(b)	43,295	3,724,236
Livent Corp.(b)	221,063	4,027,768
Lordstown Motors Corp., Class A(a)(b)	192,552	4,848,459
Maxeon Solar Technologies Ltd.(b)	135,805	5,513,683
Ormat Technologies, Inc.	46,254	5,280,357
Plug Power, Inc.(b)	131,024	8,276,786
QuantumScape Corp.(a)(b)	59,394	2,598,488
Renewable Energy Group, Inc.(b)	52,778	4,728,909
SolarEdge Technologies, Inc.(b)	12,062	3,477,837
Sunnova Energy International, Inc.(b)	91,229	4,000,392
SunPower Corp.(a)(b)	149,109	8,053,377
	Shares	Value
United States-(continued)
Sunrun, Inc.(b)	60,408	$4,184,462
TPI Composites, Inc.(b)	82,408	4,937,063
Universal Display Corp.	15,506	3,579,095
Veeco Instruments, Inc.(b)	204,496	3,774,996
Willdan Group, Inc.(b)	93,777	4,190,894
		131,141,765
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $371,070,012)		456,134,925
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.44%
Invesco Private Government Fund, 0.01%(d)(e)(f)	15,188,601	15,188,601
Invesco Private Prime Fund, 0.11%(d)(e)(f)	23,291,506	23,300,822
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,489,423)		38,489,423
TOTAL INVESTMENTS IN SECURITIES-108.44% (Cost $409,559,435)		494,624,348
OTHER ASSETS LESS LIABILITIES-(8.44)%		(38,480,029)
NET ASSETS-100.00%		$456,144,319

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2021.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $26,401,568, which represented 5.79% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,640,460	$(6,640,460)	$-	$-	$-	$7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,420,921	48,318,560	(40,550,880)	-	-	15,188,601	652*
Invesco Private Prime Fund	11,041,609	62,648,236	(50,390,862)	(63)	1,902	23,300,822	5,645*
Total	$18,462,530	$117,607,256	$(97,582,202)	$(63)	$1,902	$38,489,423	$6,304

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Brazil-2.99%
Cia de Saneamento Basico do Estado de Sao Paulo	946,141	$7,082,519
Canada-0.91%
Stantec, Inc.	60,959	2,166,455
Cayman Islands-0.09%
Consolidated Water Co. Ltd.	16,389	207,649
China-2.77%
Beijing Enterprises Water Group Ltd.	3,276,536	1,335,318
CT Environmental Group Ltd.(a)(b)	2,561,890	0
Guangdong Investment Ltd.	2,981,359	5,236,896
		6,572,214
France-8.68%
Suez S.A.	477,513	9,833,219
Veolia Environnement S.A.	400,034	10,721,195
		20,554,414
Hong Kong-0.12%
China Water Affairs Group Ltd.	371,770	288,638
Italy-1.66%
ACEA S.p.A.	44,319	880,336
Hera S.p.A.	871,043	3,051,938
		3,932,274
Japan-5.56%
Kurita Water Industries Ltd.	84,010	3,406,299
METAWATER Co. Ltd.	30,726	696,137
Miura Co. Ltd.	60,562	3,441,844
Organo Corp.	9,389	623,273
TOTO Ltd.	90,326	4,995,344
		13,162,897
Netherlands-1.37%
Aalberts N.V.	52,401	2,367,590
Arcadis N.V.	24,808	871,025
		3,238,615
South Korea-1.41%
Coway Co. Ltd.(a)	53,437	3,329,661
	Shares	Value
Spain-1.43%
Acciona S.A.	22,596	$3,395,800
Switzerland-7.49%
Belimo Holding AG	190	1,467,289
Geberit AG	26,535	16,274,163
		17,741,452
Thailand-0.18%
TTW PCL, NVDR	1,049,075	427,622
United Kingdom-12.88%
Halma PLC	201,134	6,819,314
HomeServe PLC	215,760	3,093,182
Pennon Group PLC	296,775	3,809,607
Polypipe Group PLC(a)	94,685	668,311
Severn Trent PLC	183,327	5,820,340
Spirax-Sarco Engineering PLC	33,304	5,067,226
United Utilities Group PLC	412,231	5,220,353
		30,498,333
United States-52.35%
A.O. Smith Corp.	98,130	5,328,459
American Water Works Co., Inc.	60,088	9,555,194
Danaher Corp.	82,057	19,516,437
Ecolab, Inc.	82,977	16,969,626
Essential Utilities, Inc.	101,912	4,718,526
Ferguson PLC	120,434	14,060,615
IDEX Corp.	37,474	6,977,284
Pentair PLC	264,896	14,426,236
Reliance Worldwide Corp. Ltd.	946,857	3,102,053
Roper Technologies, Inc.	21,584	8,480,570
Toro Co. (The)	42,309	3,987,623
Waters Corp.(a)	36,351	9,621,019
Xylem, Inc.	75,186	7,262,216
		124,005,858
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $166,952,159)		236,604,401
OTHER ASSETS LESS LIABILITIES-0.11%		263,020
NET ASSETS-100.00%		$236,867,421
Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$82,272	$601,814	$(684,086)	$-	$-	$-	$7
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
January 31, 2021
(Unaudited)
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,202,704	$876,064	$(2,078,768)	$-	$-	$-	$66*
Invesco Private Prime Fund	1,804,057	1,314,476	(3,118,644)	-	111	-	484*
Total	$3,089,033	$2,792,354	$(5,881,498)	$-	$111	$-	$557

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.54%
Australia-6.21%
Ansell Ltd.	57,655	$1,627,877
BlueScope Steel Ltd.	198,249	2,523,448
Genworth Mortgage Insurance Australia Ltd.	79,571	139,196
Qantas Airways Ltd.(a)	714,511	2,466,939
		6,757,460
Austria-0.76%
IMMOFINANZ AG(a)	39,270	831,093
Brazil-0.30%
Camil Alimentos S.A.(a)	166,000	321,982
Canada-22.81%
Artis REIT	47,772	388,548
BRP, Inc.	17,973	1,184,224
Celestica, Inc.(a)	41,128	333,866
CI Financial Corp.	94,448	1,174,085
ECN Capital Corp.	104,258	554,976
Enerplus Corp.(b)	89,849	278,525
First Capital REIT	80,715	931,339
Great-West Lifeco, Inc.	112,249	2,565,792
Home Capital Group, Inc.(a)	17,599	415,780
Knight Therapeutics, Inc.(a)	43,165	178,749
Magna International, Inc.	75,613	5,330,703
Nutrien Ltd.	111,260	5,485,268
Power Corp. of Canada	116,550	2,716,109
Seven Generations Energy Ltd., Class A(a)	101,678	488,710
TFI International, Inc.	41,889	2,785,277
		24,811,951
Colombia-0.84%
Parex Resources, Inc.(a)	60,517	916,673
Denmark-2.97%
Jyske Bank A/S(a)	24,413	921,170
Pandora A/S	23,888	2,314,662
		3,235,832
France-4.69%
Vivendi S.A.	165,693	5,096,930
Germany-1.81%
United Internet AG	45,253	1,970,958
India-5.35%
Wipro Ltd., ADR	946,569	5,821,399
Ireland-0.30%
Greencore Group PLC(a)	205,480	328,441
Japan-29.79%
Bridgestone Corp.	71,712	2,649,429
Dai Nippon Printing Co. Ltd.	36,629	629,755
Daicel Corp.	30,457	231,275
Daito Trust Construction Co. Ltd.	7,746	805,711
DeNA Co. Ltd.	10,029	187,274
Duskin Co. Ltd.	5,784	152,535
Hokuetsu Corp.	21,185	89,843
Japan Post Insurance Co. Ltd.	22,896	448,976
K’s Holdings Corp.	26,605	360,595
Maxell Holdings Ltd.(a)	5,983	78,520
Medipal Holdings Corp.	27,582	564,049
METAWATER Co. Ltd.	3,500	79,297
Mitsubishi Corp.	217,341	5,496,063
Nikon Corp.	38,056	302,427
Nippon Telegraph & Telephone Corp.	208,736	5,219,646
Nomura Holdings, Inc.	365,027	1,923,544
	Shares	Value
Japan-(continued)
Nomura Research Institute Ltd.	48,491	$1,637,286
Olympus Corp.	122,321	2,207,608
Sankyo Co. Ltd.	6,569	187,417
Shinsei Bank Ltd.	20,741	254,768
Toa Corp.	2,526	49,388
Tokyo Electron Ltd.	14,418	5,482,407
Tokyo Steel Manufacturing Co. Ltd.	13,974	98,370
Toshiba Corp.	46,286	1,509,783
Unipres Corp.	4,159	38,096
Z Holdings Corp.	277,746	1,725,450
		32,409,512
Netherlands-5.07%
Akzo Nobel N.V.	49,749	5,067,298
AMG Advanced Metallurgical Group N.V.	14,071	446,347
		5,513,645
Norway-0.18%
DNO ASA(a)	240,658	192,122
South Korea-3.28%
Daishin Securities Co. Ltd.(a)	19,587	212,750
SK Holdings Co. Ltd.	12,078	3,357,999
		3,570,749
Spain-0.21%
Prosegur Cia de Seguridad S.A.	83,673	232,585
Sweden-2.17%
Lundin Energy AB	85,936	2,356,121
Switzerland-2.76%
Intershop Holding AG	555	374,325
Swiss Life Holding AG	5,733	2,622,255
		2,996,580
Taiwan-0.43%
Capital Securities Corp.	974,000	466,087
United Kingdom-9.61%
Daily Mail and General Trust PLC, Class A(b)	68,083	719,886
Dialog Semiconductor PLC(a)	32,284	2,038,752
Great Portland Estates PLC	76,300	683,554
Micro Focus International PLC(a)	142,736	872,419
Standard Life Aberdeen PLC	695,424	2,884,925
Subsea 7 S.A.(a)	88,819	835,545
Whitbread PLC(a)	63,104	2,415,060
		10,450,141
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.54% (Cost $88,227,904)		108,280,261
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.44%
Invesco Private Government Fund, 0.01%(c)(d)(e)	190,144	190,144
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(c)(d)(e)	285,102	$285,216
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $475,358)		475,360
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $88,703,262)		108,755,621
OTHER ASSETS LESS LIABILITIES-0.02%		20,906
NET ASSETS-100.00%		$108,776,527
Investment Abbreviations:
ADR-American Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$112,421	$1,220,149	$(1,332,570)	$-	$-	$-	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	958,706	4,911,687	(5,680,249)	-	-	190,144	48*
Invesco Private Prime Fund	1,455,625	5,792,617	(6,963,390)	(3)	367	285,216	418*
Total	$2,526,752	$11,924,453	$(13,976,209)	$(3)	$367	$475,360	$468

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Brazil-5.46%
Duratex S.A.	114,042	$415,040
Klabin S.A.	261,834	1,347,596
Suzano S.A.(a)	274,253	3,116,882
		4,879,518
Canada-4.55%
Canfor Corp.(a)	22,936	423,906
Cascades, Inc.	29,587	358,995
Interfor Corp.(a)	24,643	459,699
Norbord, Inc.	17,919	775,141
Stella-Jones, Inc.	22,251	800,545
West Fraser Timber Co. Ltd.	19,457	1,248,039
		4,066,325
Chile-1.24%
Empresas CMPC S.A.	412,120	1,105,883
China-1.25%
Greatview Aseptic Packaging Co. Ltd.	294,000	161,525
Lee & Man Paper Manufacturing Ltd.	477,635	420,726
Shandong Sun Paper Industry JSC Ltd., A Shares	57,000	139,571
Youyuan International Holdings Ltd.(a)(b)	337,463	2,829
Yunnan Energy New Material Co. Ltd., A Shares	19,200	392,184
		1,116,835
Denmark-0.07%
Brodrene Hartmann A/S(a)	771	61,836
Finland-12.32%
Huhtamaki OYJ	35,528	1,748,965
Metsa Board OYJ	64,962	700,436
Stora Enso OYJ, Class R	213,110	3,883,612
UPM-Kymmene OYJ	130,828	4,687,230
		11,020,243
Germany-0.20%
Mercer International, Inc.	15,684	177,229
Hong Kong-1.04%
Nine Dragons Paper Holdings Ltd.	601,834	931,409
Indonesia-1.45%
PT Indah Kiat Pulp & Paper Corp. Tbk	1,002,132	921,419
PT Pabrik Kertas Tjiwi Kimia Tbk	399,211	375,594
		1,297,013
Ireland-4.84%
Smurfit Kappa Group PLC	89,779	4,328,000
Japan-4.26%
Daiken Corp.	3,973	67,548
Daio Paper Corp.	25,486	459,598
Hokuetsu Corp.	37,889	160,683
Nippon Paper Industries Co. Ltd.	36,172	441,202
Oji Holdings Corp.	315,860	1,906,715
Pack Corp. (The)(c)	4,392	106,764
Rengo Co. Ltd.	64,541	536,326
Tokushu Tokai Paper Co. Ltd.	3,017	132,414
		3,811,250
Pakistan-0.04%
Packages Ltd.	11,450	37,231
Portugal-0.55%
Altri SGPS S.A.(c)	26,301	157,081
	Shares	Value
Portugal-(continued)
Navigator Co. S.A. (The)(c)	78,852	$237,003
Semapa-Sociedade de Investimento e Gestao	8,931	94,940
		489,024
South Africa-0.64%
Sappi Ltd.(a)	200,697	569,858
South Korea-0.21%
Hansol Paper Co. Ltd.	6,103	70,927
Kuk-il Paper Manufacturing Co. Ltd.(a)	32,400	122,376
		193,303
Spain-0.37%
Ence Energia y Celulosa S.A.(c)	54,130	213,728
Miquel y Costas & Miquel S.A.	6,814	114,076
		327,804
Sweden-7.46%
BillerudKorsnas AB	64,835	1,163,139
Holmen AB, Class B	34,366	1,579,989
Svenska Cellulosa AB S.C.A., Class B(a)	221,946	3,928,425
		6,671,553
Switzerland-3.13%
SIG Combibloc Group AG(a)	117,245	2,796,694
Taiwan-0.95%
Cheng Loong Corp.	264,000	270,576
Chung Hwa Pulp Corp.(a)	141,000	50,000
Longchen Paper & Packaging Co. Ltd.	253,000	175,729
YFY, Inc.	426,000	355,982
		852,287
Thailand-0.09%
Polyplex Thailand PCL, NVDR	98,426	77,281
United Kingdom-7.53%
DS Smith PLC(a)	502,872	2,513,582
Mondi PLC	177,872	4,219,488
		6,733,070
United States-42.24%
Amcor PLC	354,177	3,874,696
Avery Dennison Corp.	28,444	4,291,346
CatchMark Timber Trust, Inc., Class A	17,864	162,920
Clearwater Paper Corp.(a)	6,070	231,146
Domtar Corp.	20,218	605,933
Glatfelter Corp.	16,253	254,359
Graphic Packaging Holding Co.	102,147	1,599,622
International Paper Co.	84,614	4,256,930
Louisiana-Pacific Corp.	41,141	1,563,769
Neenah, Inc.	6,155	313,413
Packaging Corp. of America	31,795	4,275,156
PotlatchDeltic Corp.	24,497	1,169,977
Ranpak Holdings Corp.(a)	10,644	184,567
Rayonier, Inc.	50,008	1,537,746
Schweitzer-Mauduit International, Inc., Class A	11,482	426,442
Sealed Air Corp.	57,029	2,410,616
Sonoco Products Co.	36,771	2,129,409
Westrock Co.	95,112	3,940,490
Weyerhaeuser Co.	145,707	4,544,601
		37,773,138
Total Common Stocks & Other Equity Interests (Cost $67,111,805)		89,316,784
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Exchange-Traded Funds-0.09%
India-0.09%
Invesco India ETF(c)(d) (Cost $77,338)	3,627	$82,297
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $269,249)	269,249	269,249
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $67,458,392)		89,668,330
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.73%
Invesco Private Government Fund, 0.01%(d)(e)(f)	262,277	262,277
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	393,258	$393,416
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $655,693)		655,693
TOTAL INVESTMENTS IN SECURITIES-101.01% (Cost $68,114,085)		90,324,023
OTHER ASSETS LESS LIABILITIES-(1.01)%		(904,414)
NET ASSETS-100.00%		$89,419,609

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Invesco India ETF	$47,326	$25,280	$-	$9,691	$-	$82,297	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	94,504	1,850,568	(1,675,823)	-	-	269,249	21
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,632	2,968,125	(2,815,480)	-	-	262,277	30*
Invesco Private Prime Fund	164,447	4,191,886	(3,962,943)	(3)	29	393,416	280*
Total	$415,909	$9,035,859	$(8,454,246)	$9,688	$29	$1,007,239	$331

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Austria-1.78%
ANDRITZ AG	312,684	$14,891,297
Brazil-1.04%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,170,812	8,722,549
Canada-4.01%
Algonquin Power & Utilities Corp.	2,007,504	33,488,520
China-2.92%
Beijing Enterprises Water Group Ltd.	17,508,128	7,135,253
Guangdong Investment Ltd.	9,854,855	17,310,514
		24,445,767
France-8.84%
Suez S.A.	1,388,190	28,586,397
Veolia Environnement S.A.	1,689,044	45,267,579
		73,853,976
Hong Kong-0.27%
China Water Affairs Group Ltd.(a)	2,912,343	2,261,110
Italy-2.26%
ACEA S.p.A.	145,919	2,898,481
Interpump Group S.p.A.	355,821	16,011,918
		18,910,399
Japan-2.80%
Kurita Water Industries Ltd.	465,802	18,886,570
METAWATER Co. Ltd.	131,061	2,969,356
Organo Corp.	22,999	1,526,750
		23,382,676
Netherlands-2.27%
Aalberts N.V.	419,198	18,940,271
Singapore-0.45%
Sembcorp Industries Ltd.	3,056,672	3,800,398
South Korea-1.80%
Coway Co. Ltd.(b)	241,217	15,030,239
Spain-0.23%
Fomento de Construcciones y Contratas S.A.(a)	182,202	1,950,158
Switzerland-7.34%
Geberit AG	63,433	38,904,052
Georg Fischer AG	17,870	22,417,851
		61,321,903
United Kingdom-13.83%
Halma PLC	1,220,052	41,365,050
Pennon Group PLC	1,442,161	18,512,564
Severn Trent PLC	822,854	26,124,304
United Utilities Group PLC	2,336,173	29,584,500
		115,586,418
	Shares	Value
United States-50.04%
Advanced Drainage Systems, Inc.	212,708	$17,544,156
Aegion Corp.(b)	105,418	1,936,529
American States Water Co.	126,361	9,762,651
American Water Works Co., Inc.	482,786	76,772,630
Artesian Resources Corp., Class A	28,962	1,183,967
Badger Meter, Inc.	126,877	11,635,890
California Water Service Group	169,232	9,246,836
Energy Recovery, Inc.(b)	174,691	2,417,723
Essential Utilities, Inc.	764,321	35,388,062
Evoqua Water Technologies Corp.(b)	403,437	10,993,658
Forterra, Inc.(b)	82,432	1,508,506
Franklin Electric Co., Inc.	167,055	11,596,958
Gorman-Rupp Co. (The)	81,891	2,579,567
Lindsay Corp.	47,211	6,601,514
Middlesex Water Co.	59,832	4,762,627
Mueller Water Products, Inc., Class A	687,661	8,245,055
Northwest Pipe Co.(b)	42,705	1,291,826
Olin Corp.	619,075	14,802,083
Pentair PLC	722,959	39,372,347
Reliance Worldwide Corp. Ltd.	2,706,768	8,867,799
Rexnord Corp.	525,749	19,904,857
Select Energy Services, Inc., Class A(b)	272,578	1,368,342
SJW Group	89,931	5,950,734
Tetra Tech, Inc.	184,614	22,443,524
Watts Water Technologies, Inc., Class A	119,596	14,359,892
Xylem, Inc.	784,180	75,743,946
York Water Co. (The)	44,656	1,939,857
		418,221,536
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $609,884,106)		834,807,217
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.05%
Invesco Private Government Fund, 0.01%(c)(d)(e)	163,844	163,844
Invesco Private Prime Fund, 0.11%(c)(d)(e)	245,668	245,766
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $409,610)		409,610
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $610,293,716)		835,216,827
OTHER ASSETS LESS LIABILITIES-0.07%		565,020
NET ASSETS-100.00%		$835,781,847
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2021.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,794	$11,296,254	$(11,442,048)	$-	$-	$-	$92
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	18,862,459	(18,698,615)	-	-	163,844	184*
Invesco Private Prime Fund	-	27,360,792	(27,117,094)	-	2,068	245,766	1,890*
Total	$145,794	$57,519,505	$(57,257,757)	$-	$2,068	$409,610	$2,166

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Australia-8.85%
AGL Energy Ltd.	13,488	$118,699
Alumina Ltd.	47,694	62,026
Aristocrat Leisure Ltd.	15,851	377,742
ASX Ltd.	4,093	225,446
Aurizon Holdings Ltd.	37,958	107,756
BHP Group Ltd.	52,771	1,763,681
Brambles Ltd.	28,819	233,717
CSL Ltd.	9,817	2,046,621
Fortescue Metals Group Ltd.	39,874	666,629
Goodman Group	34,571	468,955
Insurance Australia Group Ltd.	53,347	198,513
Magellan Financial Group Ltd.	4,005	147,250
Medibank Pvt Ltd.	80,165	179,599
REA Group Ltd.	1,181	132,910
Rio Tinto PLC	23,404	1,796,215
Washington H Soul Pattinson & Co. Ltd.(a)	2,569	53,574
		8,579,333
Austria-0.21%
ANDRITZ AG	1,651	78,627
Verbund AG	1,366	123,471
		202,098
Belgium-0.16%
Etablissements Franz Colruyt N.V.	1,451	89,657
Proximus SADP	3,090	65,245
		154,902
Brazil-0.39%
Wheaton Precious Metals Corp.	9,261	380,749
Canada-4.49%
Alimentation Couche-Tard, Inc., Class B	18,106	552,768
AltaGas Ltd.	5,636	83,782
B2Gold Corp.	27,746	137,269
Cameco Corp.	7,225	89,984
Canadian National Railway Co.	13,821	1,401,304
Canadian Pacific Railway Ltd.	3,073	1,033,531
CCL Industries, Inc., Class B	3,007	138,104
Great-West Lifeco, Inc.	6,259	143,069
IGM Financial, Inc.	1,731	45,922
Kinross Gold Corp.	25,880	180,914
Kirkland Lake Gold Ltd.	5,548	213,416
Onex Corp.	1,900	100,723
Ritchie Bros. Auctioneers, Inc.	2,421	143,105
Yamana Gold, Inc.	18,451	86,228
		4,350,119
China-0.28%
Alibaba Health Information Technology Ltd.(b)	87,304	273,604
Denmark-4.83%
Carlsberg A/S, Class B	2,140	314,673
Coloplast A/S, Class B	3,341	500,659
Genmab A/S(b)	1,386	554,672
Novo Nordisk A/S, Class B	41,499	2,883,645
Novozymes A/S, Class B	5,365	323,547
Tryg A/S	3,408	106,549
		4,683,745
Finland-2.82%
Elisa OYJ	3,448	205,595
Kojamo OYJ	2,775	59,268
Kone OYJ, Class B	10,969	865,140
Neste OYJ	9,150	647,861
	Shares	Value
Finland-(continued)
Orion OYJ, Class B	3,138	$144,260
Sampo OYJ, Class A	10,879	458,362
UPM-Kymmene OYJ	9,735	348,780
		2,729,266
France-3.80%
Hermes International	772	790,277
Sanofi	28,238	2,646,736
Sartorius Stedim Biotech	579	242,683
		3,679,696
Germany-0.22%
Porsche Automobil Holding SE, Preference Shares	3,124	218,233
Hong Kong-2.12%
CLP Holdings Ltd.	35,531	333,138
Hong Kong Exchanges & Clearing Ltd.	26,864	1,723,293
		2,056,431
Ireland-0.21%
ICON PLC(b)	1,018	207,479
Israel-0.53%
Check Point Software Technologies Ltd.(b)	3,085	394,078
Mivne Real Estate KD Ltd.	19,659	47,531
Plus500 Ltd.	4,147	76,508
		518,117
Italy-1.14%
DiaSorin S.p.A.	500	109,705
Ferrari N.V.	2,873	601,223
FinecoBank Banca Fineco S.p.A.(b)	18,270	285,777
Recordati Industria Chimica e Farmaceutica S.p.A.	2,004	104,009
		1,100,714
Japan-25.58%
ABC-Mart, Inc.	921	52,342
Ajinomoto Co., Inc.	11,065	261,366
Azbil Corp.	2,320	118,332
Benefit One, Inc.	2,335	66,195
Benesse Holdings, Inc.	2,335	44,985
Brother Industries Ltd.	5,331	118,438
Calbee, Inc.	3,016	89,159
Capcom Co. Ltd.	2,106	132,562
Casio Computer Co. Ltd.	4,500	79,517
Chugai Pharmaceutical Co. Ltd.	15,520	811,170
COMSYS Holdings Corp.	2,687	79,562
Cosmos Pharmaceutical Corp.	609	92,954
Dai Nippon Printing Co. Ltd.	6,294	108,211
Daiichi Sankyo Co. Ltd.	46,420	1,491,984
Daikin Industries Ltd.	5,885	1,242,542
Daito Trust Construction Co. Ltd.	2,021	210,217
Disco Corp.	658	214,002
Eisai Co. Ltd.	7,134	520,800
FP Corp.	1,218	48,862
GOLDWIN, Inc.	858	51,712
GungHo Online Entertainment, Inc.(b)	1,921	47,945
Hakuhodo DY Holdings, Inc.	6,395	92,478
Hoya Corp.	9,699	1,240,920
Itochu Techno-Solutions Corp.	2,192	77,258
Izumi Co. Ltd.(a)	1,340	47,997
Japan Exchange Group, Inc.	12,580	293,788
Japan Tobacco, Inc.	23,037	457,131
JGC Holdings Corp.	5,983	67,433
Justsystems Corp.	914	66,524
Kakaku.com, Inc.	2,816	81,498
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Kaken Pharmaceutical Co. Ltd.	1,290	$50,518
Kinden Corp.	3,045	48,862
Kobayashi Pharmaceutical Co. Ltd.	1,214	136,596
Kobe Bussan Co. Ltd.	2,909	80,745
Koei Tecmo Holdings Co. Ltd.	914	52,468
K’s Holdings Corp.	4,598	62,320
Kyowa Kirin Co. Ltd.	5,031	148,967
Lasertec Corp.	2,538	340,598
Makita Corp.	6,091	290,311
Maruichi Steel Tube Ltd.	2,215	47,772
McDonald’s Holdings Co. Japan Ltd.	1,714	83,494
MEIJI Holdings Co. Ltd.	3,045	207,663
Mitsubishi Logistics Corp.	1,726	47,958
MonotaRO Co. Ltd.	3,112	156,053
Morinaga & Co. Ltd.	1,296	51,558
MS&AD Insurance Group Holdings, Inc.	10,659	305,837
NET One Systems Co. Ltd.	1,929	64,303
Nexon Co. Ltd.	10,196	310,180
Nihon M&A Center, Inc.	4,381	254,420
Nihon Unisys Ltd.	1,915	72,799
Nintendo Co. Ltd.	2,881	1,667,042
Nippo Corp.	1,827	45,529
Nippon Shinyaku Co. Ltd.	1,277	94,041
Nissan Chemical Corp.	3,327	189,397
Nissin Foods Holdings Co. Ltd.	1,802	155,768
Nitori Holdings Co. Ltd.	2,109	418,798
Nitto Denko Corp.	3,384	306,094
NOF Corp.	1,827	87,777
Nomura Research Institute Ltd.	11,468	387,214
NS Solutions Corp.	1,684	53,965
Obayashi Corp.	17,578	147,078
OBIC Business Consultants Co. Ltd.	717	45,542
Obic Co. Ltd.	1,442	270,784
Omron Corp.	5,101	450,196
Ono Pharmaceutical Co. Ltd.	11,611	346,572
Open House Co. Ltd.	1,726	69,571
Oracle Corp. Japan	711	83,871
Otsuka Corp.	2,484	125,036
Paltac Corp.	847	44,091
PeptiDream, Inc.(b)	2,233	130,318
Persol Holdings Co. Ltd.	3,959	74,079
Pigeon Corp.	2,850	128,215
Ricoh Co. Ltd.	13,612	102,712
Rinnai Corp.	818	85,476
Rohm Co. Ltd.	1,599	162,046
Rohto Pharmaceutical Co. Ltd.	2,561	74,852
Sankyu, Inc.	1,303	49,036
Santen Pharmaceutical Co. Ltd.	8,529	141,016
SCSK Corp.	1,118	62,150
Secom Co. Ltd.	4,927	445,992
Sekisui House Ltd.(a)	14,018	270,331
Seria Co. Ltd.	1,320	46,082
Seven & i Holdings Co. Ltd.	15,138	572,727
Shimadzu Corp.	5,786	220,232
Shimano, Inc.	1,802	423,499
Shimizu Corp.	15,024	105,761
Shionogi & Co. Ltd.	5,570	302,188
SMC Corp.	1,370	829,105
Sompo Holdings, Inc.	8,119	323,147
Sugi Holdings Co. Ltd.	818	53,833
Sumitomo Metal Mining Co. Ltd.	4,944	214,581
Sundrug Co. Ltd.	1,431	56,792
	Shares	Value
Japan-(continued)
Suntory Beverage & Food Ltd.	2,586	$90,280
T&D Holdings, Inc.	12,998	150,595
Taisei Corp.	4,583	148,178
TDK Corp.	2,827	455,798
TIS, Inc.	4,699	104,577
Tokyo Broadcasting System Holdings, Inc.	2,586	50,315
Tokyo Electron Ltd.	4,281	1,627,839
TOTO Ltd.	3,282	181,506
Toyo Suisan Kaisha Ltd.	2,335	115,083
Trend Micro, Inc.(b)	3,558	195,071
USS Co. Ltd.	5,128	100,900
Welcia Holdings Co. Ltd.	2,647	90,007
Yakult Honsha Co. Ltd.	3,345	170,613
Yamaha Corp.	3,256	183,178
Zenkoku Hosho Co. Ltd.	1,536	68,441
ZOZO, Inc.	2,885	80,822
		24,797,045
Jordan-0.13%
Hikma Pharmaceuticals PLC	3,936	129,664
Netherlands-8.82%
Adyen N.V.(b)(c)	538	1,123,894
Akzo Nobel N.V.	4,748	483,618
ASML Holding N.V.	9,984	5,330,339
Prosus N.V.(b)	8,991	1,046,659
Wolters Kluwer N.V.	6,836	568,398
		8,552,908
New Zealand-0.76%
a2 Milk Co. Ltd. (The)(b)	20,385	169,540
Fisher & Paykel Healthcare Corp. Ltd.	17,102	426,952
Spark New Zealand Ltd.	40,534	140,222
		736,714
Norway-0.18%
Gjensidige Forsikring ASA(a)	4,290	99,313
Salmar ASA	1,171	70,783
		170,096
Singapore-0.16%
Genting Singapore Ltd.	112,252	72,320
Venture Corp. Ltd.	5,389	80,565
		152,885
South Korea-2.23%
Celltrion, Inc.(b)	2,109	610,867
CJ ENM Co. Ltd.	382	52,215
Coway Co. Ltd.(b)	1,263	78,698
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	1,877	41,027
Dongsuh Cos., Inc.	1,674	46,167
Doosan Fuel Cell Co. Ltd.(b)	1,085	54,027
Hugel, Inc.(b)	288	50,412
KEPCO Plant Service & Engineering Co. Ltd.	1,765	42,760
KT&G Corp.	2,492	178,668
Kumho Petrochemical Co. Ltd.	366	80,981
NCSoft Corp.(b)	323	275,182
NongShim Co. Ltd.(b)	178	44,954
Orion Corp.	473	50,742
S-1 Corp.	645	46,590
Samsung Biologics Co. Ltd.(b)(c)	331	234,653
Samsung Engineering Co. Ltd.(b)	4,625	51,063
Seegene, Inc.	579	85,406

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
SK Chemicals Co. Ltd.	206	$77,531
Yuhan Corp.	1,019	59,850
		2,161,793
Spain-0.20%
Endesa S.A.	7,684	196,975
Sweden-3.64%
Atlas Copco AB, Class A	13,293	726,678
Epiroc AB, Class A	12,927	249,135
Essity AB, Class B	12,931	414,913
Evolution Gaming Group AB(c)	2,828	276,874
Getinge AB, Class B	4,646	120,353
ICA Gruppen AB	1,865	93,871
Kinnevik AB, Class B	7,737	381,531
Sandvik AB(b)	20,873	523,169
Telefonaktiebolaget LM Ericsson, Class B	58,470	741,530
		3,528,054
Switzerland-18.94%
ABB Ltd.	51,880	1,536,105
Geberit AG	1,107	678,934
Lonza Group AG	1,603	1,027,102
Nestle S.A.	42,573	4,787,548
Novartis AG	52,381	4,741,729
Partners Group Holding AG	468	554,750
Roche Holding AG	13,904	4,800,600
Schindler Holding AG, PC	870	230,311
		18,357,079
United Kingdom-9.19%
3i Group PLC	18,688	285,237
Auto Trader Group PLC(c)	27,303	211,458
Avast PLC(a)(c)	17,529	113,662
Aviva PLC	96,844	445,770
B&M European Value Retail S.A.(a)	20,187	148,362
BAE Systems PLC	63,177	400,893
Berkeley Group Holdings PLC	3,025	174,008
	Shares	Value
United Kingdom-(continued)
Croda International PLC	3,240	$279,675
DS Smith PLC(b)	26,732	133,619
Hargreaves Lansdown PLC	7,074	165,964
Imperial Brands PLC	19,118	385,917
Intertek Group PLC	3,381	256,189
Legal & General Group PLC	152,707	511,662
M&G PLC	49,116	118,638
Mondi PLC	9,298	220,568
Persimmon PLC	7,087	248,260
Phoenix Group Holdings PLC	17,929	166,136
Sage Group PLC (The)	28,799	233,247
Spirax-Sarco Engineering PLC	1,413	214,989
St James’s Place PLC	13,063	210,504
Taylor Wimpey PLC(b)	71,368	143,525
Unilever PLC	65,906	3,837,293
		8,905,576
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $87,291,174)		96,823,275
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.80%
Invesco Private Government Fund, 0.01%(d)(e)(f)	310,362	310,362
Invesco Private Prime Fund, 0.11%(d)(e)(f)	465,357	465,543
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $775,905)		775,905
TOTAL INVESTMENTS IN SECURITIES-100.68% (Cost $88,067,079)		97,599,180
OTHER ASSETS LESS LIABILITIES-(0.68)%		(659,291)
NET ASSETS-100.00%		$96,939,889

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2021.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $1,960,541, which represented 2.02% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,983	$340,433	$(472,416)	$-	$-	$-	$3
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2021
(Unaudited)
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,511,160	$1,546,921	$(2,747,719)	$-	$-	$310,362	$32*
Invesco Private Prime Fund	2,266,740	1,982,171	(3,783,381)	-	13	465,543	226*
Total	$3,909,883	$3,869,525	$(7,003,516)	$-	$13	$775,905	$261

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,616,689,686	$-	$0	$1,616,689,686
Money Market Funds	2,414,858	88,241,492	-	90,656,350
Total Investments	$1,619,104,544	$88,241,492	$0	$1,707,346,036
Invesco DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$195,216,281	$-	$281,185	$195,497,466
Money Market Funds	-	6,017,359	-	6,017,359
Total Investments	$195,216,281	$6,017,359	$281,185	$201,514,825
Invesco DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$209,605,905	$-	$-	$209,605,905
Money Market Funds	47,348	1,928,360	-	1,975,708
Total Investments	$209,653,253	$1,928,360	$-	$211,581,613
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,020,342,288	$9,269	$131,484	$1,020,483,041
Money Market Funds	-	35,216,530	-	35,216,530
Total Investments	$1,020,342,288	$35,225,799	$131,484	$1,055,699,571
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$368,974,294	$-	$0	$368,974,294
Money Market Funds	-	27,890,650	-	27,890,650
Total Investments	$368,974,294	$27,890,650	$0	$396,864,944

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,220,772,122	$-	$-	$1,220,772,122
Money Market Funds	3,331,063	5,000,507	-	8,331,570
Total Investments	$1,224,103,185	$5,000,507	$-	$1,229,103,692
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$456,134,925	$-	$-	$456,134,925
Money Market Funds	-	38,489,423	-	38,489,423
Total Investments	$456,134,925	$38,489,423	$-	$494,624,348
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$236,604,401	$-	$0	$236,604,401
Total Investments	$236,604,401	$-	$0	$236,604,401
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,280,261	$-	$-	$108,280,261
Money Market Funds	-	475,360	-	475,360
Total Investments	$108,280,261	$475,360	$-	$108,755,621
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$89,313,955	$-	$2,829	$89,316,784
Exchange-Traded Funds	82,297	-	-	82,297
Money Market Funds	269,249	655,693	-	924,942
Total Investments	$89,665,501	$655,693	$2,829	$90,324,023
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$834,807,217	$-	$-	$834,807,217
Money Market Funds	-	409,610	-	409,610
Total Investments	$834,807,217	$409,610	$-	$835,216,827
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$96,823,275	$-	$-	$96,823,275
Money Market Funds	-	775,905	-	775,905
Total Investments	$96,823,275	$775,905	$-	$97,599,180
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.